UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5149 811-10631

Name of Fund:	Merrill Lynch Funds for Institutions Series
Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Master Institutional Money Market Trust
Master Premier Institutional Fund
Master Institutional Fund
Master Institutional Tax-Exempt Fund

Fund Address:	P.O. Box 9011 Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/06

Date of reporting period: 05/01/05 – 04/30/06

Item 1 –	Report to Stockholders

Merrill Lynch Investment Managers

Annual Report

Merrill Lynch Funds For Institutions Series

April 30, 2006

Dear Shareholder:

We are pleased to provide you with this Annual Report for the Merrill Lynch Funds for Institutions Series.

Economic Environment

Economic growth, as measured by the gross domestic product (GDP), remained firmly above an annualized rate of 3% for the first three quarters of 2005 before slipping to 1.7% in the final quarter. The combination of higher oil prices and the lingering effects of Hurricanes Katrina and Rita temporarily hindered what otherwise had been resilient consumer spending. However, the economy — buoyed by above-average temperatures across most of the country — rebounded sharply in the first quarter of 2006, with GDP growing at an annualized rate of 5.3%. The Federal Reserve Board (Fed) continued to raise the federal funds rate in 25 basis point (0.25%) increments over the past year, bringing the target short-term rate to 4.75% at period-end. The Fed subsequently raised the target rate another 25 basis points on May 10.

The U.S. Treasury yield curve reacted accordingly during the period. Early in 2005, anticipating higher rates, the curve was positively sloped, with two-year Treasury notes yielding 3.73% and 10-year notes 4.45%. As the Fed continually removed accommodative policy, the curve flattened, largely as a result of shorter-term yields rising to a greater degree than longer-term yields. Recent strong economic data, combined with a Fed that is slightly more hawkish than the market anticipated, re-steepened the yield curve (which had been inverted between two and 10 years early in 2006) to 20 basis points at April month-end. The one-year London Interbank Offering Rate (LIBOR) also rose considerably over the past 12 months from 3.71% to 5.33% at period-end.

Portfolio Matters

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund

For the 12-month period ended April 30, 2006, Merrill Lynch Premier Institutional Fund’s net yield was 3.73%. The Fund’s seven-day net annualized yield as of April 30, 2006, was 4.63%. The Fund’s average portfolio maturity at April 30, 2006, was 57 days, compared to 66 days at October 31, 2005. During the period, the Fund’s average portfolio maturity ranged from a low of 49 days to a high of 70 days.

For the 12-month period ended April 30, 2006, Merrill Lynch Institutional Fund’s net yield was 3.68%. The Fund’s seven-day net annualized yield as of April 30, 2006, was 4.64%. The Fund’s average portfolio maturity at April 30, 2006, was 52 days, compared to 50 days at October 31, 2005. During the period, the Fund’s average portfolio maturity ranged from a low of 45 days to a high of 61 days.

Throughout the period, our average duration target was consistently in the 55 to 65 day range for the Premier Institutional Fund and in the 45 to 55 day range for Institutional Fund, although our portfolio composition varied. While we maintained a relatively short bias throughout the period, relative asset stability made it easier for us to target our weighted average maturity appropriately in the Institutional Fund. As the U.S. Treasury yield curve shifted and spreads changed, different sectors and asset classes became attractive. We were slightly more cautious early in the fiscal year, when it was apparent that several more Fed interest rate hikes were ahead. Along with variable rate products, we preferred to stay short on the curve, maximizing liquidity and attempting to adjust to rate hikes as quickly as possible.

Toward the second half of 2005, a lack of floating rate note supply in the market dictated more of a barbelled approach for the Funds. As issuance by the government-sponsored enterprises dropped, yield spreads on variable rate notes, including corporate and bank names, tightened significantly. Having little interest at those levels, we were forced to increase our commercial paper and overnight positions until better buying opportunities arose. We were beginning to favor longer maturities more than we had earlier, as we felt they offered the greatest potential for capital appreciation. We also saw value in two-year callable issues, believing volatility and swap spreads were at attractive levels and would trend lower once the Fed reached neutral policy. Heading into the fourth quarter of 2005, it seemed that higher home heating costs, when combined with already high gasoline prices, would soften consumer demand. If this were to occur, the spread between the federal funds rate and the two-year Treasury yield likely would invert, as the market would anticipate the end of the monetary tightening cycle.

Looking ahead, we believe there is a greater risk that the Fed will overshoot, as it often does, and raise the target federal funds rate too high. If that is the case, we see little value in the very front end of the yield curve. In the Institutional Fund, we have added some one-year fixed rate bank issues with yields above 5.25%, as we believe we are fairly compensated even in the event of an additional rate hike. As spreads on variable rate notes have reached more attractive levels, we have readdressed those sectors. However, we have focused exclusively on the prime rate and federal funds rate indexes, based on our belief that they will outperform the other indexes over the next 12 months. We still believe the spread on the federal funds rate versus the two-year Treasury note will invert; however,

2	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

the timing may be further out than we had originally anticipated. Therefore, we will look for the longer sectors to be more fairly priced before we begin to position the Funds for a stable-rate, low-volatility environment, which we anticipate by the second half of 2006.

Merrill Lynch Government Fund

For the 12-month period ended April 30, 2006, Merrill Lynch Government Fund’s net yield was 3.61%. The Fund’s seven-day net annualized yield as of April 30, 2006, was 4.45%. The Fund’s average weighted maturity at April 30, 2006, was 46 days, compared to 49 days at October 31, 2005. During the period, the Fund’s weighted average maturity ranged from a low of 36 days to a high of 58 days.

Throughout the Fund’s fiscal year, a severe decline in assets (over one-third of the Fund’s assets), coupled with rising interest rates, hampered performance. At the beginning of the period, performance suffered as a result of a low liquidity base, which prevented the Fund’s yield from quickly tracking the movements in interest rates. However, after increasing the Fund’s liquidity profile, performance improved, particularly during periods of asset stability. As floating rate securities became a higher percentage of the Fund’s asset composition, it was difficult to reduce the portfolio’s weighted average maturity, as these securities’ interest rates reset in keeping with Fed rate hikes. Mixed economic signals in the third quarter of 2005 provided us with an opportunity to selectively add some longer-dated callable issues that made sense based on our interest rate forecasts. With prospects that the end of Fed tightening was drawing nearer, we believed that those securities were attractively priced relative to U.S. agency bulleted securities. We increased the Fund’s liquidity profile in the front end of the yield curve by not replacing maturing floating rate securities, as their reinvestment yield spreads had deteriorated to what we perceived were unattractive levels.

As we entered 2006, our investment posture was based on the expectation that the Fed would move to a more neutral stance. Signs of slowing consumer demand and rising energy prices gave us reason to extend the Fund’s weighted average maturity into the low-50-day area. While not sacrificing liquidity, we selectively added longer-dated callable agency securities, which provided yields that exceeded the January federal funds target rate of 4.5%. As it became apparent during the first quarter that the new Fed Chairman, Ben Bernanke, would not cease raising rates, we were content to remain on the sidelines and limit our exposure to longer-dated securities. By the end of March, against a backdrop of stronger economic growth and the potential for inflation, the Fed continued its tightening bias, increasing the target federal funds rate to 4.75%, where it stood at the end of the Fund’s fiscal year. The Fed subsequently raised the target rate another 25 basis points at its meeting on May 10. While yields have moved commensurately higher, the lack of supply of both Treasury and agency issues has limited the attractiveness of these asset classes versus other short-term investments. Our overall strategy was to increase liquidity and reduce the Fund’s weighted average maturity as rates continued to rise. Consequently, we resisted reinvesting our maturing holdings into longer-dated securities, for which yields have exceeded financing levels.

Looking ahead, we are cautiously optimistic, as we believe that the end of the Fed’s tightening cycle is within sight, perhaps toward summer. Overall, the housing market continues to show signs of decline, and consumers are already facing higher gasoline prices. Conversely, the market has yet to see the type of explosive employment growth that would accompany a 4.8% gross domestic product growth rate in the first quarter of 2006. If we perceive that the Fed is at or near the end of its tightening cycle, we will look to extend the Fund’s weighted average maturity by targeting our investments in the six-month to one-year sector. We believe that we can invest more of the Fund’s assets in higher-yielding securities in this manner rather than in the two-year sector, as the yield spread between the one- and the two-year segment of the curve at the end of the Fund’s fiscal year was less than 10 basis points.

Merrill Lynch Treasury Fund

For the 12-month period ended April 30, 2006, Merrill Lynch Treasury Fund’s net yield was 3.38%. The Fund’s seven-day net annualized yield as of April 30, 2006, was 4.38%. The Fund’s weighted average maturity at April 30, 2006, was 27 days, compared to 41 days at October 31, 2005. During the period, the Fund’s weighted average maturity ranged from a low of 23 days to a high of 56 days. Our overall strategy was to maintain a conservative weighted average maturity, which was reflected in the portfolio’s weighted average maturity dipping into the 20 to low 30 day range for extended periods.

A strong economy and a reduction in the supply of short-term U.S. Treasury securities set the tone for our investment approach during the period. While our goal was to maintain a conservative strategy in a rising interest rate environment, limited supply and a relatively steep Treasury yield curve in the front end gave us little reason to reduce the portfolio’s duration profile.

As the period began, our strategy was to utilize four-week Treasury bills in an effort to increase the Fund’s liquidity, while selectively adding six-month bills for additional yield. During June 2005, a recurring theme of less frequent bill issuance and mid-month cash management bills (T-bills that matured in the middle of June) allowed the yield curve to remain modestly steep. Despite a moderate increase in Treasury bill supply in July, the prospects for reduced issuance loomed, which gave us little incentive to reduce the Fund’s weighted average maturity. Modest steepness in the front end of the yield curve favored a more bulleted approach as we weighted one- and three-month bills to remain competitive and to maintain the portfolio’s liquidity. By August, we reduced the Fund’s weighted average

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	3

maturity to the high 20 day area as market conditions appeared oversold and there was little reason to extend it. After the sell-off that followed the September Federal Open Market Committee meeting, at which the Fed raised the target federal funds rate another 25 basis points, we extended the Fund’s average life to the high 40 day range as yields in the six-month segment of the curve rose to within a few basis points of the one-year sector.

During October, we reduced our duration profile to the 40-day area as the November Fed meeting approached and we prepared for year-end investor liquidity needs. We maintained a similar profile in November but began to focus on building liquidity for year-end earlier than in previous years. This required us to forgo the potential for better monthly performance. The year-end supply drought brought tremendous yield pressures on short-dated Treasury bills despite the Fed’s most recent interest rate increase. By late December, we were compelled to sell some short January bills at 150 basis points below the federal funds rate to generate gains to swap out of some of our lower-yielding assets into a mid-January cash management bill. Throughout this seasonal cash gyration, we believed that given the extremely tenuous nature of the assets, the Fund’s December performance would suffer and its yield in January would decline somewhat. By the end of December, the impact of the seasonal inflows caused the Fund’s weighted average maturity to drop to 27 days.

As we began 2006, we expected the Fed to be closer to a neutral stance. Signs of a slowing economy and higher energy costs gave us reason to extend the Fund’s weighted average maturity to the low 40 day area. We initially added short-dated Treasury notes at substantial yield pickups to similarly dated bills primarily because of the increase in supply in Treasury notes (with the February refunding) and the anticipated collision with the Treasury debt ceiling (which ultimately was resolved in mid-March). As it became apparent that the new Fed Chairman, Ben Bernanke, would not cease raising rates, we were content to remain on the sidelines and reduce our exposure to longer-dated securities. By the end of March, against the backdrop of stronger economic growth and the potential for inflation, the Fed continued its tightening bias, increasing the target federal funds rate to 4.75%, where it stood at the end of the Fund’s fiscal year-end. The Fed subsequently raised the rate another 25 basis points at its meeting on May 10. Yields on Treasuries moved higher across the maturity spectrum by nearly 50 basis points during the first four months of 2006. On the supply front, there has been an overall increase in issuance, with longer-term securities dominating the calendar, while short-dated Treasury bill issuance actually declined. Higher federal income tax receipts limited the supply of bills, which held their yields well below financing levels. With these factors in mind, we allowed the Fund’s weighted average maturity to drift down to 27 days at the end of April, while we awaited signs of renewed supply and a steeper yield curve to dictate further extension of the portfolio’s maturity.

Looking ahead, we are cautiously optimistic, as we believe that the end of the Fed’s tightening cycle is within sight, perhaps toward summer. Overall, the housing market continues to show signs of decline, and consumers are already facing higher gas prices. Conversely, the market has yet to see the type of explosive employment growth that would accompany a 4.8% gross domestic product growth rate in the first quarter.

As we anticipated, the Fed continued its tightening bias with a 25 basis point hike in the federal funds rate in May. This, coupled with an expected increase in supply, should put pressure on rates. With front-end Treasury yields currently 20 basis points below financing levels and a relatively flat yield curve in the front end, there has been little incentive to extend the Fund’s duration. However, we would look to increase the Fund’s duration if we were to see signs that the economy is slowing and the Fed is approaching “neutrality.”

Merrill Lynch Institutional Tax-Exempt Fund

For the 12-month period ended April 30, 2006, Merrill Lynch Institutional Tax-Exempt Fund’s net yield was 2.64%. The Fund’s seven-day net annualized yield as of April 30, 2006, was 3.47%. The Fund’s average portfolio maturity at April 30, 2006, was 16 days, compared to 21 days at October 31, 2005. During the period, the Fund’s average maturity ranged from a low of 16 days to a high of 28 days.

The Fed continued its vigilance against the threat of inflation during the 12-month period ended April 30, 2006. The Fed raised the target federal funds rate by 25 basis points at each of its eight Federal Open Market Committee meetings, as the rate rose to 4.75% by the end of the period. The Fed subsequently raised the rate another 25 basis points at its meeting of May 10. Aside from an occasional blip in the data, economic conditions remained robust over the period while a favorable employment situation and rising oil and commodity prices prompted inflation concerns. Therefore, short-term municipal bond rates continued to rise, causing the yield curve to continue to flatten. Recent rhetoric by various Fed officials has led market participants to believe that the current tightening policy is nearing an end, with an expected target federal funds rate of between 5% and 5.5%.

Given the uncertainty over the number of rate hikes remaining and coming into tax season, we maintained a conservative investment approach during the fiscal year. The Fund’s average life declined from approximately 23 to 16 days, slightly shorter than our peer group average of 21 days at period-end. Municipalities have been beneficiaries of the positive economic conditions amid a decline in borrowing needed to finance their daily operations. With little new municipal note issuance during the period, the after-tax yield advantage of municipal notes remained narrow relative to taxable bonds of comparable maturities. As a result, we concentrated on

4	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

shorter-duration tax-exempt commercial paper as a method to lock in attractive yields over shorter periods of time. Despite their volatile nature, we also focused on variable rate demand note securities in an effort to take advantage of the series of interest rate hikes during the period, as the yields on these securities reset in line with the interest rate hikes.

As tax season comes to an end and in anticipation of the Fed’s actions at its meeting in May, we are monitoring economic conditions and remain prepared to adjust our investment strategy accordingly. Municipal note issuance, which has been very low in recent months, is expected to increase in the months ahead as municipalities address their annual budgeting needs. Our participation in those financings will depend upon expected Fed policy, together with the relative value that we believe their rates offer. Finally, we continue to closely monitor credit quality while looking to provide shareholders with an attractive tax-exempt yield.

We thank you for your investment in the Merrill Lynch Funds for Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,
Robert C. Doll President and Trustee Merrill Lynch Funds for Institutions Series	P. Michael Walsh Vice President and Portfolio Manager Merrill Lynch Premier Institutional Fund Merrill Lynch Institutional Fund
Kevin A. Schiatta Vice President and Portfolio Manager Merrill Lynch Institutional Tax-Exempt Fund	John Ng Vice President and Portfolio Manager Merrill Lynch Government Fund Merrill Lynch Treasury Fund

June 22, 2006

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) entered into an agreement to contribute Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world’s largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. If approved by the Fund’s Board of Trustees and Fund shareholders, the combined company that results from the transaction is expected to become the investment adviser of the Funds.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	5

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: operating expenses, including administration fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2005 and held through April 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the on-going expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholders expenses would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During the Period* November 1, 2005 to April 30, 2006
Actual
Premier Institutional Fund	$1,000	$1,021.20	$0.60
Institutional Fund	$1,000	$1,021.00	$1.15
Government Fund	$1,000	$1,020.60	$1.10
Treasury Fund	$1,000	$1,019.40	$1.15
Institutional Tax-Exempt Fund	$1,000	$1,014.70	$1.10
Hypothetical (5% annual return before expenses)**
Premier Institutional Fund	$1,000	$1,024.20	$0.60
Institutional Fund	$1,000	$1,023.65	$1.15
Government Fund	$1,000	$1,023.70	$1.10
Treasury Fund	$1,000	$1,023.65	$1.15
Institutional Tax-Exempt Fund	$1,000	$1,023.70	$1.10

*	Expenses are equal to the Funds’ annualized expense ratio (0.12% for Premier Institutional Fund, 0.23% for Institutional Fund, 0.22% for Government Fund, 0.23% for Treasury Fund and 0.22% for Institutional Tax-Exempt Fund), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Since Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund are each a feeder fund, the expense table examples reflect the expenses of both the feeder fund and the master fund in which each invests.

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.

6	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities

April 30, 2006

Assets:
Investment in the Master Premier Institutional Fund, at value (identified cost $16,848,218,888) (Note 1a)	$16,828,489,022
Prepaid expense	64,886
Total assets	16,828,553,908
Liabilities:
Administration fee payable (Note 2)	1,342,151
Dividends payable	5,905,720
Accrued expenses	264,813
Total liabilities	7,512,684
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 16,840,771,090 shares of beneficial interest outstanding)	$16,821,041,224
Net Assets Consist of:
Paid-in capital	$16,840,771,090
Accumulated net realized loss	(2,701,915)
Undistributed net investment income	2,701,915
Unrealized depreciation	(19,729,866)
Total	$16,821,041,224

Merrill Lynch Premier Institutional Fund
Statement of Operations

For the Year Ended April 30, 2006

Investment Income:
Investment income allocated from the Master Premier Institutional Fund		$712,091,806
Expenses allocated from Master Premier Institutional Fund		(9,646,510)
Total investment income		702,445,296
Expenses:
Administration fee (Note 2)	$18,431,153
Insurance	360,218
Legal and audit fees	312,736
Dividend and transfer agency fees	231,907
Accounting services	228,094
Printing and shareholder reports	119,264
Trustees’ fees (Note 5)	90,672
Registration fees	68,728
Miscellaneous	104,386
Total expense	19,947,158
Waived administration fee (Note 2)	(6,747,955)	13,199,203
Net investment income		689,246,093
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions allocated from Master Premier Institutional Fund	(2,601,711)
Net unrealized appreciation of investments	1,533,720
Net realized and unrealized loss on investments		(1,067,991)
Net Increase in Net Assets Resulting From Operations		$688,178,102

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	7

Merrill Lynch Premier Institutional Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2006	2005
Decrease in Net Assets:

Operations:
Net investment income	$689,246,093	$608,679,181
Net realized loss from investment transactions	(2,601,711)	(8,646)
Net unrealized appreciation (depreciation) of investments	1,533,720	(20,575,587)
Net increase in net assets resulting from operations	688,178,102	588,094,948
Total declared as dividends to shareholders (Note 4)	(686,644,382)	(608,670,535)
Capital share transactions (Note 3)	(1,932,596,203)	(26,936,030,823)
Net decrease in net assets	(1,931,062,483)	(26,956,606,410)

Net Assets:
Beginning of year	18,752,103,707	45,708,710,117
End of year, including undistributed net investment income of $2,701,915 and $100,204 and accumulated capital losses of $2,701,915 and $100,204, respectively (Note 4)	$16,821,041,224	$18,752,103,707

Merrill Lynch Premier Institutional Fund
Financial Highlights

	Year Ended April 30,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.037	.018	.011	.016	.030
Less Distributions:
Dividends from net investment income	(.037)	(.018)	(.011)	(.016)	(.030)
Dividends from net realized gain	—	—	— (1)	—	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	3.79%	1.78%	1.06%	1.61%	3.00%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$16,821,041	$18,752,104	$45,708,710	$44,576,660	$46,368,190
Ratio of expenses to average net assets (before waiver)	.16%	.17%	.16%	.16%	.17%
Ratio of expenses to average net assets (after waiver)	.12%	—	—	—	—
Ratio of net investment income to average net assets (before waiver)	3.70%	1.68%	1.04%	1.59%	2.82%
Ratio of net investment income to average net assets (after waiver)	3.74%	—	—	—	—

(1)    Amount represents less than $0.01 per share.

See Notes to Financial Statements.

8	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Institutional Fund
Statement of Assets and Liabilities

April 30, 2006

Assets:
Investment in the Master Institutional Fund, at value (identified cost $12,607,044,126) (Note 1a)	$12,600,152,907
Prepaid expense	28,953
Total assets	12,600,181,860
Liabilities:
Administration fee payable (Note 2)	1,575,945
Dividends payable	767,883
Accrued expenses	476,190
Total liabilities	2,820,018
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 12,604,253,061 shares of beneficial interest outstanding)	$12,597,361,842
Net Assets Consist of:
Paid-in capital	$12,604,253,061
Unrealized depreciation	(6,891,219)
Total	$12,597,361,842

Merrill Lynch Institutional Fund
Statement of Operations

For the Year Ended April 30, 2006

Investment Income:
Interest and discount allocated from the Master Institutional Fund		$414,377,191
Expenses allocated from Master Institutional Fund		(5,489,727)
Total investment income		$408,887,464
Expenses:
Administration fee (Note 2)		15,624,786
Dividend and transfer agency fees		1,931,784
Accounting services		203,509
Registration fees		153,687
Legal and audit fees		141,644
Insurance		106,194
Printing and shareholder reports		63,267
Trustees’ fees (Note 5)		46,201
Miscellaneous		59,602
Total expense		18,330,674
Net investment income		390,556,790
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions allocated from Master Institutional Fund	$124,988
Net unrealized depreciation of investments	(2,947,090)
Net realized and unrealized loss on investments		(2,822,102)
Net Increase in Net Assets Resulting From Operations		$387,734,688

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	9

Merrill Lynch Institutional Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2006	2005
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$390,556,790	$176,971,601
Net realized gain from investment transactions	124,988	80,772
Net unrealized depreciation of investments	(2,947,090)	(4,167,532)
Net increase in net assets resulting from operations	387,734,688	172,884,841
Total declared as dividends to shareholders (Note 4)	(390,556,790)	(176,971,601)
Net realized gain distributed to shareholders (Note 4)	(124,988)	(80,772)
Capital share transactions (Note 3)	3,207,509,562	(1,204,061,810)
Net increase (decrease) in net assets	3,204,562,472	(1,208,229,342)

Net Assets:
Beginning of year	9,392,799,370	10,601,028,712
End of year	$12,597,361,842	$9,392,799,370

Merrill Lynch Institutional Fund
Financial Highlights

	Year Ended April 30,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.037	.017	.010	.015	.029
Less Distributions:
Dividends from net investment income	(.037)	(.017)	(.010)	(.015)	(.029)
Dividends from net realized gain	— (1)	—	— (1)	—	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	3.74%	1.72%	.97%	1.54%	2.89%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$12,597,362	$9,392,799	$10,601,029	$11,659,019	$12,834,914
Ratio of expenses to average net assets (before waiver)	.23%	.23%	.23%	.23%	.32%
Ratio of expenses to average net assets (after waiver)	—	—	—	—	.23%
Ratio of net investment income to average net assets (before waiver)	3.75%	1.69%	.96%	1.53%	2.73%
Ratio of net investment income to average net assets (after waiver)	—	—	—	—	2.82%

(1) Amount represents less than $0.01 per share.

See Notes to Financial Statements.

10	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Government Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

U.S. Government Agency Issues — 34.0%
Fannie Mae	$100,000,000	2.25%	05/26/06	$99,813,393
	25,000,000	4.00	08/08/06	24,922,150
	5,000,000	4.00	08/22/06	4,982,325
	15,000,000	3.00	09/20/06	14,876,340
	5,000,000	4.88	01/11/08	4,971,920
	5,000,000	4.96	02/08/08	4,975,915
Federal Farm Credit Banks	9,315,000	4.10	02/01/07	9,238,477
Federal Home Loan Banks	7,975,000	3.25	07/21/06	7,940,715
	20,480,000	2.95	09/14/06	20,314,440
	14,865,000	3.50	09/15/06	14,772,004
	15,000,000	4.00	09/22/06	14,931,915
	17,000,000	3.10	11/08/06	16,815,992
	15,000,000	3.25	11/29/06	14,831,910
	10,000,000	3.45	01/10/07	9,880,380
	25,000,000	2.76	01/26/07	24,558,400
	10,000,000	4.00	06/13/07	9,865,030
	18,000,000	4.21	09/14/07	17,761,320
	5,000,000	5.00	11/21/07	4,981,620
Freddie Mac	15,000,000	2.75	08/15/06	14,895,825
	25,000,000	3.00	11/09/06	24,683,575
	15,000,000	4.45	09/28/07	14,855,490
	15,000,000	4.60	10/05/07	14,883,465
	5,000,000	4.71	10/11/07	4,968,385
	5,000,000	4.75	10/24/07	4,965,430
Freddie Mac D/N	243,690,000	4.71	05/02/06	243,658,117
	50,000,000	4.42	06/05/06	49,785,139
	10,000,000	4.24	10/17/06	9,764,340
	25,000,000	4.50	10/23/06	24,389,925
	25,000,000	4.94	12/29/06	24,146,276
Total U.S. Government Agency Issues (Cost $753,696,396)				751,430,213

U.S. Government Agency Issues — Variable Rate — 26.0%
Federal Farm Credit Banks	75,000,000	4.76	09/01/06	74,997,270
	100,000,000	4.75	03/20/07	99,989,156
	50,000,000	4.74	06/01/07	49,984,023
Federal Home Loan Banks	75,000,000	4.61	05/10/06	74,998,983
	50,000,000	4.65	05/19/06	49,998,401
	50,000,000	4.82	08/21/06	49,990,864
	175,000,000	4.74	01/11/08	174,942,614
Total U.S. Government Agency Issues — Variable Rate (Cost $574,901,311)				574,901,311

Face Amount	Issue	Value (Note 1a)
Repurchase Agreements — 39.4%
$ 40,000,000	ABN AMRO Bank N.V., New York Branch, purchased on 04/28/06 to yield 4.50% to 05/01/06, repurchase price of $40,015,000, collateralized by U.S. Treasury Notes 4.375% due 11/15/08.	$40,000,000
105,000,000	Bank of America Securities LLC, purchased on 04/28/06 to yield 4.76% to 05/01/06, repurchase price of $105,041,650, collateralized by FHLB 3.45% — 5.60% due from 05/08/07 to 06/12/13, Fannie Mae 5.50% due 09/09/09, Freddie Mac 4.90% due 11/03/08 and Resolution Trust Corp. zero coupons due 10/15/12.	105,000,000

Face Amount	Issue	Value (Note 1a)

Repurchase Agreements — (concluded)
$105,000,000	Barclays Capital Inc., purchased on 04/28/06 to yield 4.76% to 05/01/06, repurchase price of $105,041,650, collateralized by FHLB 3.875% — 5.00%, due from 02/15/08 to 01/23/09.	$105,000,000
105,000,000	Credit Suisse LLC, purchased on 04/28/06 to yield 4.75% to 05/01/06, repurchase price of $105,041,562, collateralized by FHLB 3.375% due 09/14/07, Freddie Mac 5.75% due 01/15/12, and Resolution Trust Corp. 8.125% due 10/15/19.	105,000,000
103,092,000	Deutsche Bank Securities Inc., purchased on 04/28/06 to yield 4.75% to 05/01/06, repurchase price of $103,132,807, collateralized by Fannie Mae 2.65% — 4.50% due from 01/19/07 to 02/15/11, and Freddie Mac 5.05% due 12/08/08.	103,092,000
105,000,000	HSBC Securities (USA) Inc., purchased on 04/28/06 to yield 4.73% to 05/01/06, repurchase price of $105,041,387, collateralized by Resolution Trust Corp. zero coupon — 8.875% due from 07/15/06 to 04/15/30, and Tennessee Valley Authority 5.375% due 11/13/08.	105,000,000
105,000,000	J.P. Morgan Securities Inc., purchased on 04/28/06 to yield 4.75% to 05/01/06, repurchase price of $105,041,562, collateralized by Fannie Mae 2.375% — 7.25%, due from 06/15/06 to 11/15/30, Freddie Mac 3.25% — 6.875% due 09/14/07 to 03/15/31, Resolution Trust Corp. zero coupon — 8.625% due from 10/15/06 to 10/15/21 and Tennessee Valley Authority 5.375% — 7.125% due from 11/13/08 to 05/01/30.	105,000,000
100,135,000	Morgan Stanley & Co., Inc, purchased on 04/28/06 to yield 4.75% to 05/01/06, repurchase price of $100,174,637, collateralized by Fannie Mae 4.72% — 5.375% due from 03/15/10 to 02/16/11.	100,135,000
105,000,000	UBS Warburg LLC, purchased on 04/28/06 to yield 4.76% to 05/01/06, repurchase price of $105,041,650, collateralized by Freddie Mac 5.125% — 6.00%, due from 06/15/11 to 07/15/12, Farmer Mac 4.2501% due 07/29/08, and Resolution Trust Corp. zero coupons due 01/15/19.	105,000,000
Total Repurchase Agreements (Cost $873,227,000)		873,227,000
Total Investments — 99.4% (Cost $2,201,824,707)		2,199,558,524
Other Assets in Excess of Liabilities — 0.6%		13,640,053
Net Assets — Equivalent to $1.00 Per share on 2,215,464,760 Shares of Beneficial Interest Outstanding — 100.0%		$2,213,198,577

Note — Costs for federal income tax purposes are the same as those shown above.
At April 30, 2006, net unrealized depreciation amounted to $2,266,183 and is comprised of $0 in appreciation and $2,266,183 in depreciation.
*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N — Discount Note

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	11

Merrill Lynch Government Fund
Statement of Assets and Liabilities

April 30, 2006

Assets:
Investments in securities subject to repurchase agreements	$873,227,000
Investments in other marketable securities	1,326,331,524
Total investments at value (identified cost $2,201,824,707) (Note 1a)		$2,199,558,524
Cash		6,045,238
Interest receivable		6,508,809
Receivable for fund shares sold		2,505,126
Prepaid expense		57,533
Total assets		2,214,675,230
Liabilities:
Advisory fee payable (Note 2)		375,843
Dividends payable		779,323
Payable for fund shares repurchased		216,317
Accrued expenses		105,170
Total liabilities		1,476,653
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 2,215,464,760 shares of beneficial interest outstanding)		$2,213,198,577
Net Assets Consist of:
Paid-in capital		$2,215,464,760
Unrealized depreciation		(2,266,183)
Total		$2,213,198,577

Merrill Lynch Government Fund
Statement of Operations

For the Year Ended April 30, 2006

Investment Income:
Interest and discount earned		$105,739,009
Expenses:
Investment advisory fee (Note 2)	$8,782,742
Dividend and transfer agency fees	243,424
Accounting and custodian services	169,408
Registration fees	57,069
Insurance	52,324
Legal and audit fees	47,742
Printing and shareholder reports	19,417
Trustees’ fees (Note 5)	14,545
Miscellaneous	43,363
Total expense	9,430,034
Waived investment advisory fee (Note 2)	(3,185,914)	6,244,120
Net investment income		99,494,889
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions	2,873
Net unrealized depreciation of investments	(266,339)
Net realized and unrealized loss from investments		(263,466)
Net Increase in Net Assets Resulting From Operations		$99,231,423

See Notes to Financial Statements.

12	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Government Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2006	2005
Decrease in Net Assets:

Operations:
Net investment income	$99,494,889	$76,543,133
Net realized gain from investment transactions	2,873	4,501
Net unrealized depreciation of investments	(266,339)	(1,520,294)
Net increase in net assets resulting from operations	99,231,423	75,027,340
Total declared as dividends to shareholders (Note 4)	(99,494,889)	(76,543,133)
Net realized gain distributed to shareholders (Note 4)	(2,873)	(4,501)
Capital share transactions (Note 3)	(1,157,446,676)	(2,186,601,832)
Net decrease in net assets	(1,157,713,015)	(2,188,122,126)

Net Assets:
Beginning of year	3,370,911,592	5,559,033,718
End of year	$2,213,198,577	$3,370,911,592

Merrill Lynch Government Fund
Financial Highlights

	Year Ended April 30,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.036	.017	.009	.015	.028
Less Distributions:
Dividends from net investment income	(.036)	(.017)	(.009)	(.015)	(.028)
Dividends from net realized gain	— (1)	—	— (1)	—	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	3.67%	1.67%	.94%	1.52%	2.80%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$2,213,199	$3,370,912	$5,559,034	$5,334,131	$4,780,983
Ratio of expenses to average net assets (before waiver)	.34%	.33%	.34%	.33%	.35%
Ratio of expenses to average net assets (after waiver)	.22%	.22%	.23%	.22%	.24%
Ratio of net investment income to average net assets (before waiver)	3.44%	1.47%	.82%	1.39%	2.59%
Ratio of net investment income to average net assets (after waiver)	3.56%	1.58%	.93%	1.50%	2.70%

(1) Amount represents less than $0.01 per share.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	13

Merrill Lynch Treasury Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

U.S. Government Issues — 99.4%
U.S. Treasury Bills	$17,000,000	4.35%	05/04/06	$16,993,837
	33,000,000	4.36	05/04/06	32,988,014
	97,000,000	4.54	05/04/06	96,963,302
	40,000,000	4.57	05/04/06	39,984,767
	35,000,000	4.39	05/11/06	34,957,320
	33,784,000	4.40	05/11/06	33,742,755
	242,000	4.42	05/11/06	241,703
	36,000,000	4.43	05/11/06	35,955,750
	50,000,000	4.54	05/11/06	49,936,944
	50,000,000	4.55	05/11/06	49,936,875
	40,000,000	4.56	05/11/06	39,949,389
	506,000	4.44	05/18/06	504,939
	832,000	4.45	05/18/06	830,254
	2,718,000	4.46	05/18/06	2,712,276
	50,773,000	4.48	05/18/06	50,665,705
	3,777,000	4.49	05/18/06	3,769,001
	3,115,000	4.53	05/18/06	3,108,344
	33,000,000	4.45	05/25/06	32,902,045
	15,000,000	4.48	05/25/06	14,955,250
	50,000,000	4.49	05/25/06	49,850,500
	50,000,000	4.52	05/25/06	49,849,333
	20,000,000	4.55	05/25/06	19,939,307
	8,103,000	4.56	05/25/06	8,078,394
	20,000,000	4.16	06/08/06	19,912,125
	10,000,000	4.21	06/22/06	9,939,261
	10,000,000	4.22	06/22/06	9,939,088
	10,000,000	4.34	07/27/06	9,889,160

U.S. Government Issues — (concluded)
U.S. Treasury Notes	$224,000,000	2.00%	05/15/06	$223,771,046
	5,000,000	4.63	05/15/06	5,001,875
	225,000,000	2.50	05/31/06	224,592,845
	165,000,000	2.75	06/30/06	164,452,200
	5,000,000	2.38	08/15/06	4,963,865
	5,000,000	2.50	10/31/06	4,940,235
	15,000,000	2.88	11/30/06	14,821,875
Total Investments — 99.4% (Cost $1,361,088,308)				1,361,039,579
Other Assets in Excess of Liabilities — 0.6%				8,575,015
Net Assets — Equivalent to $1.00 Per share on 1,369,663,323 Shares of Beneficial Interest Outstanding — 100.0%				$1,369,614,594

Note — Costs for federal income tax purposes are the same as those shown above. At April 30, 2006, net unrealized depreciation amounted to $48,729 and is comprised of $313 in appreciation and $49,042 in depreciation.

*	U.S. Treasury Bills are purchased on a discount basis: the interest rate shown is the discount paid at the time of the purchase by the Fund.

U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

See Notes to Financial Statements.

14	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Treasury Fund
Statement of Assets and Liabilities

April 30, 2006

Assets:
Total investments at value (identified cost $1,361,088,308) (Note 1a)	$1,361,039,579
Interest receivable	6,306,526
Cash	2,607,801
Prepaid expense	2,788
Total assets	1,369,956,694
Liabilities:
Advisory fee payable (Note 2)	218,772
Dividends payable	63,233
Accrued expenses	60,095
Total liabilities	342,100
Net Assets:(Equivalent to $1.00 per share, offering and redemption price, based on 1,369,663,323 shares of beneficial interest outstanding)	$1,369,614,594
Net Assets Consist of:
Paid-in capital	$1,369,663,323
Unrealized depreciation	(48,729)
Total	$1,369,614,594

Merrill Lynch Treasury Fund
Statement of Operations

For the Year Ended April 30, 2006

Investment Income:
Interest and discount earned		$50,353,176
Expenses:
Investment advisory fee (Note 2)	$4,630,105
Dividend and transfer agency fees	149,578
Accounting and custodian services	131,199
Registration fees	41,651
Legal and audit fees	26,243
Insurance	13,330
Printing and shareholder reports	7,862
Trustees’ fees (Note 5)	7,343
Miscellaneous	34,052
Total expense	5,041,363
Waived investment advisory fee (Note 2)	(1,801,702)	3,239,661
Net investment income		47,113,515
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions	20,096
Net unrealized appreciation of investments	68,712
Net realized and unrealized gain from investments		88,808
Net Increase in Net Assets Resulting From Operations		$47,202,323

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	15

Merrill Lynch Treasury Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2006	2005
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$47,113,515	$22,655,131
Net realized gain from investment transactions	20,096	21,802
Net unrealized appreciation (depreciation) of investments	68,712	(151,685)
Net increase in net assets resulting from operations	47,202,323	22,525,248
Total declared as dividends to shareholders (Note 4)	(47,113,515)	(22,655,131)
Net realized gain distributed to shareholders (Note 4)	(20,096)	(21,802)
Capital share transactions (Note 3)	(364,720,342)	390,344,207
Net increase (decrease) in net assets	(364,651,630)	390,192,522

Net Assets:
Beginning of year	1,734,266,224	1,344,073,702
End of year	$1,369,614,594	$1,734,266,224

Merrill Lynch Treasury Fund
Financial Highlights

	Year Ended April 30,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.034	.015	.008	.014	.026
Less Distributions:
Dividends from net investment income	(.034)	(.015)	(.008)	(.014)	(.026)
Dividends from net realized gain	— (1)	—	—	—	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	3.43%	1.52%	.80%	1.37%	2.60%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$1,369,615	$1,734,266	$1,344,073	$1,487,986	$1,070,857
Ratio of expenses to average net assets (before waiver)	.36%	.36%	.36%	.35%	.36%
Ratio of expenses to average net assets (after waiver)	.23%	.23%	.23%	.22%	.23%
Ratio of net investment income to average net assets (before waiver)	3.20%	1.45%	.66%	1.19%	2.37%
Ratio of net investment income to average net assets (after waiver)	3.33%	1.58%	.79%	1.32%	2.50%

(1) Amount represents less than $0.01 per share.

See Notes to Financial Statements.

16	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities

April 30, 2006

Assets:
Investment in the Master Institutional Tax-Exempt Fund, at value (Note 1a)	$14,063,476,128
Prepaid expense	28,741
Total assets	14,063,504,869
Liabilities:
Administration fee payable (Note 2)	1,867,792
Dividends payable	951,883
Accrued expenses	412,394
Total liabilities	3,232,069
Net Assets:(Equivalent to $1.00 per share, offering and redemption price, based on 14,060,211,592 shares of beneficial interest outstanding)	$14,060,272,800
Net Assets Consist of:
Paid-in capital	$14,060,303,754
Accumulated net realized loss	(37,961)
Undistributed net investment income	7,007
Total	$14,060,272,800

Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations

For the Year Ended April 30, 2006

Investment Income:
Interest allocated from the Master Institutional Tax-Exempt Fund	$428,063,839
Expenses allocated from Master Institutional Tax-Exempt Fund	(7,826,336)
Total investment income	$420,237,503
Expenses:
Administration fee (Note 2)	$22,353,411
Dividend and transfer agency fees	1,297,148
Accounting services	309,900
Legal and audit fees	201,331
Insurance	127,006
Printing and shareholder reports	91,064
Trustees’ fees (Note 5)	67,367
Registration fees	3,420
Miscellaneous	52,389
Total expense	24,503,036
Net investment income	395,734,467
Net realized gain on investment transactions allocated from the Master Institutional Tax-Exempt Fund	105,454
Net Increase in Net Assets Resulting From Operations	$395,839,921

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	17

Merrill Lynch Institutional Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2006	2005
Increase in Net Assets:

Operations:
Net investment income	$395,734,467	$177,781,191
Net realized gain (loss) from investment transactions	105,454	(143,919)
Net increase in net assets resulting from operations	395,839,921	177,637,272
Total declared as dividends to shareholders (Note 4)	(395,733,963)	(177,952,558)
Capital share transactions (Note 3)	1,441,592,795	1,595,576,820
Net increase in net assets	1,441,698,753	1,595,261,534

Net Assets:
Beginning of year	12,618,574,047	11,023,312,513
End of year, including undistributed net investment income of $7,007 and $7,007 and accumulated capital losses of $37,961 and $143,919, respectively (Note 1f and Note 4)	$14,060,272,800	$12,618,574,047

Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights

	Year Ended April 30,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.026	.014	.008	.01	.02
Less Distributions:
Dividends from net investment income	(.026)	(.014)	(.008)	(.01)	(.02)
Dividends from net realized gain	—	— (1)	—	—	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.68%	1.38%	.85%	1.23%	2.01%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$14,060,273	$12,618,574	$11,023,313	$8,185,521	$4,472,803
Ratio of expenses to average net assets (before waiver)	.22%	.22%	.22%	.22%	.38%
Ratio of expenses to average net assets (after waiver)	—	—	—	—	.23%
Ratio of net investment income, to average net assets (before waiver)	2.66%	1.40%	.84%	1.19%	1.77%
Ratio of net investment income, to average net assets (after waiver)	—	—	—	—	1.92%

(1)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

18	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund, (collectively, the “Funds”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements.

The Premier Institutional, Institutional and Institutional Tax Exempt Funds (the “Feeder Funds“) invest all of their investable assets in interests in the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund (the “Master Funds”), respectively, each a registered investment company having the same investment objective as the Feeder Funds.

The value of the Feeder Funds’ investments in the Master Funds reflect the Feeder Funds proportionate interest in the Master Funds (approximately 100% for each of the Feeder Funds at April 30, 2006). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

(a) Valuation of securities by each of the Master Funds is discussed in Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. The value of the Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the “Trustees”) of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management L.P., (“FAM”) under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

The general partner of FAM is Princeton Services, Inc. (“PSI”), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”), which is the limited partner.

(b) It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on investments are computed on the basis of identified cost of security sold.

The Feeder Funds’ net investment income includes the Feeder Funds’ pro-rata share of the net investment income of the respective Master Funds.

The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

(d) Prepaid registration fees are charged to income as the related shares are sold.

(e) Repurchase agreements — The Government Fund invests in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

(f) Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Merrill Lynch Institutional Tax-Exempt Fund, for the year ended April 30, 2006, $504 has been reclassified between undistributed net investment income and accumulated net realized loss as a result of permanent differences attributable to amortization methods on fixed income securities. These reclassifications have no effect on net assets or net asset value per share.

(g) Reclassification — Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Fees and Other Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

Percentage of Average Daily Net Assets
Government Fund and Treasury Fund	.35% up to and including $500,000,000 plus .335% over $500,000,000 up to and including $750,000,000 plus .32% over $750,000,000 up to and including $1,000,000,000 plus .30% over $1,000,000,000

FAM has agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to FAM will be at the annual rate of 0.20% for each of the Government and Treasury Funds’ average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	19

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements

For the year ended April 30, 2006, FAM waived a portion of its fees amounting to $3,185,914 for the Government Fund and $1,801,702 for the Treasury Fund.

FAM provides certain administrative services to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15% and 0.15%, respectively, of average daily net assets. Effective May 13, 2005, FAM agreed to voluntarily waive a portion of the administrative fee for the Premier Institutional Fund. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

For the year ended April 30, 2006, FAM waived a portion of its fees amounting to $6,747,955 for the Premier Institutional Fund.

All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced that they have reached an agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch International Limited), and BlackRock to create a new independent company that will be one of the world’s largest asset management firms with nearly $1 trillion in assets under management. Merrill Lynch will hold a 49.8% stake and will have a 45% voting interest in the combined company. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The combined company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of both Merrill Lynch and BlackRock and is expected to close in the third quarter of 2006.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

Transactions in shares at a constant net asset value of $1.00 per share were as follows:

Premier Institutional Fund	Year Ended April 30, 2006	Year Ended April 30, 2005
Shares sold	197,214,110,277	409,003,732,801
Shares issued to shareholders in reinvestment of dividends	583,771,028	396,687,990
Total	197,797,881,305	409,400,420,791
Shares redeemed	(199,730,477,508)	(436,336,451,614)
Net decrease	(1,932,596,203)	(26,936,030,823)

Institutional Fund	Year Ended April 30, 2006	Year Ended April 30, 2005
Shares sold	54,926,225,458	64,523,326,797
Shares issued to shareholders in reinvestment of dividends	369,334,316	160,143,204
Total	55,295,559,774	64,683,470,001
Shares redeemed	(52,088,050,212)	(65,887,531,811)
Net increase (decrease)	3,207,509,562	(1,204,061,810)

Government Fund	Year Ended April 30, 2006	Year Ended April 30, 2005
Shares sold	15,167,906,009	26,423,339,614
Shares issued to shareholders in reinvestment of dividends	89,670,197	71,155,209
Total	15,257,576,206	26,494,494,823
Shares redeemed	(16,415,022,882)	(28,681,096,655)
Net decrease	(1,157,446,676)	(2,186,601,832)

Treasury Fund	Year Ended April 30, 2006	Year Ended April 30, 2005
Shares sold	4,238,900,282	5,147,099,558
Shares issued to shareholders in reinvestment of dividends	43,604,724	20,635,432
Total	4,282,505,006	5,167,734,990
Shares redeemed	(4,647,225,348)	(4,777,390,783)
Net increase (decrease)	(364,720,342)	390,344,207

Tax-Exempt Fund	Year Ended April 30, 2006	Year Ended April 30, 2005
Shares sold	61,475,916,392	52,247,986,025
Shares issued to shareholders in reinvestment of dividends	368,165,854	162,686,441
Total	61,844,082,246	52,410,672,466
Shares redeemed	(60,402,489,451)	(50,815,095,646)
Net increase	1,441,592,795	1,595,576,820

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

Dividends for the Institutional Tax-Exempt Fund are declared from net investment income excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years’ loss carryovers. The Fund may

20	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements

distribute capital gains more frequently than annually in order to maintain the Fund’s net asset value at $1.00 per share.

The tax character of distributions paid during the fiscal years ended April 30, 2006 and April 30, 2005 was as follows:

Premier Institutional Fund
	04/30/2006	04/30/2005
Distributions paid from:
Ordinary income	$686,644,382	$608,670,535
Total taxable distributions	$686,644,382	$608,670,535

Institutional Fund
	04/30/2006	04/30/2005
Distributions paid from:
Ordinary income	$390,646,870	$177,052,373
Long-term capital gains	$34,908	$—
Total taxable distributions	$390,681,778	$177,052,373

Government Fund
	04/30/2006	04/30/2005
Distributions paid from:
Ordinary income	$99,497,473	$76,547,634
Long-term capital gains	$289	$—
Total taxable distributions	$99,497,762	$76,547,634

Treasury Fund
	04/30/2006	04/30/2005
Distributions paid from:
Ordinary income	$47,133,611	$22,676,933
Total taxable distributions	$47,133,611	$22,676,933

Institutional Tax-Exempt Fund
	04/30/2006	04/30/2005
Distributions paid from:
Tax-exempt income	$395,733,963	$177,858,294
Long-term capital gains	$—	$94,264
Total tax-exempt distributions	$395,733,963	$177,952,558

As of April 30, 2006, the components of accumulated earnings on a tax basis were as follows:

Premier Institutional Fund
Undistributed ordinary income — net	$2,701,915
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	2,701,915
Capital loss carryforward	(2,701,915)*
Unrealized losses — net	(19,729,866)
Total accumulated losses — net	$(19,729,866)

*	On April 30, 2006, the Fund had a net capital loss carryforward of $2,701,915 which expires in 2014.

Institutional Fund
Undistributed ordinary income — net	$—
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	—
Capital loss carryforward	—
Unrealized losses — net	(6,891,219)
Total accumulated losses — net	$(6,891,219)

Government Fund
Undistributed ordinary income — net	$—
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	—
Capital loss carryforward	—
Unrealized losses — net	(2,266,183)
Total accumulated losses — net	$(2,266,183)

Treasury Fund
Undistributed ordinary income — net	$—
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	—
Capital loss carryforward	—
Unrealized losses — net	(48,729)
Total accumulated losses — net	$(48,729)

Institutional Tax-Exempt Fund
Undistributed ordinary income — net	$7,007
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	7,007
Capital loss carryforward	(37,961	)*
Unrealized losses — net	—
Total accumulated losses — net	$(30,954)

*	On April 30, 2006, the Fund had a net capital loss carryforward of $37,961 which expires in 2013.

As of April 30, 2006, there were no significant differences between book and tax components of net assets for any of the Funds.

5. Trustees’ Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Effective January 1, 2005, the Chairman of the Board receives an additional annual retainer in the amount of $20,000 and the Chairman of the Audit Committee receives an additional annual retainer in the amount of $5,000. Trustees’ fees are allocated among the five series of the Trust based on the net assets under management.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	21

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Merrill Lynch Funds For
Institutions Series:

We have audited the accompanying statements of assets and liabilities of Merrill Lynch Funds For Institutions Series (the “Trust”), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the “Funds”), each a separate series of the Trust, including the schedules of investments of Merrill Lynch Government Fund and Merrill Lynch Treasury Fund, as of April 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds for Institutions Series as of April 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts

June 22, 2006

22	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Merrill Lynch Funds For Institutions Series
Important Tax Information (Unaudited)

Merrill Lynch Premier Institutional Fund

Of the Fund’s ordinary income distributions paid during the fiscal year ended April 30, 2006, 6.7% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

None of the distributions paid by the Fund during the fiscal year were attributable to taxable capital gains.

The following information is provided with respect to the ordinary income distributions paid by Premier Institutional Fund for the fiscal year ended April 30, 2006:

Interest-Related Dividends for Non-U.S. Residents
Payable Dates:	May 2005	81.50	%*
	June 2005 – December 2005	92.47	%*
	January 2006 – April 2006	88.71	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Institutional Fund

Of the Fund’s ordinary income distributions paid during the fiscal year ended April 30, 2006, 7.6% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, the Fund paid long-term capital gain distributions of $0.000002779 per share to shareholders of record on April 30, 2006.

The following information is provided with respect to the ordinary income distributions paid by Institutional Fund for the fiscal year ended April 30, 2006:

Interest-Related Dividends for Non-U.S. Residents
Payable Dates:	May 2005	90.38	%*
	June 2005 – December 2005	93.44	%*
	January 2006 – April 2006	89.61	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations. Additionally, there were Qualified Short-Term Capital Gains for Non-U.S. Residents of 0.06% for the period May 2005 through December 2005.

Merrill Lynch Government Fund

Of the Fund’s ordinary income distributions paid during the fiscal year ended April 30, 2006, 37.4% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, the Fund paid long-term capital gain distributions of $0.000000131 per share to shareholders of record on April 30, 2006.

The following information is provided with respect to the ordinary income distributions paid by Government Fund for the fiscal year ended April 30, 2006:

Interest-Related Dividends for Non-U.S. Residents	99.31	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Treasury Fund

Of the Fund’s ordinary income distributions paid during the fiscal year ended April 30, 2006, 99.97% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis. Additionally, at least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

None of the distributions paid by the Fund during the fiscal year were attributable to taxable capital gains.

The following information is provided with respect to the ordinary income distributions paid by Treasury Fund for the fiscal year ended April 30, 2006:

Interest-Related Dividends for Non-U.S. Residents	99.22	%*
Qualified Short-Term Capital Gains for Non-U.S. Residents	00.03	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	23

Merrill Lynch Funds For Institutions Series
Important Tax Information (Unaudited)

Merrill Lynch Institutional Tax-Exempt Fund

All of the net investment income distributions paid by the Fund during the fiscal year ended April 30, 2006, qualify as tax-exempt interest dividends for Federal income tax purposes.

For Federal income tax purposes, interest income derived from certain tax-exempt bonds (know as Private Activity Bonds) is treated as a tax preference item in computing the alternative minimum tax. In fiscal year 2006, the Fund attributed 18.30% of its earnings to Private Activity Bonds.

State laws vary as to whether and what percentage of the Fund’s dividend income may be exempt from state income tax, often based upon the percentage of the Fund’s income that is derived from investing in obligations issued within that state. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

None of the distributions paid by the Fund during the fiscal year were attributable to taxable capital gains.

24	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Premier Institutional Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

U.S. Government & Agency Issues — 14.0%
U.S. Treasury Notes	$80,000,000	2.50%	09/30/06	$79,190,640
	32,000,000	4.38	01/31/08	31,723,744
Fannie Mae	162,000,000	3.00	09/20/06	160,664,472
	25,000,000	3.55	01/30/07	24,684,100
	44,900,000	4.10	04/18/07	44,443,412
	26,751,000	4.38	09/07/07	26,456,070
	168,400,000	4.88	01/11/08	167,454,266
	14,000,000	4.96	02/08/08	13,932,562
Federal Home Loan Banks	30,000,000	2.00	07/07/06	29,825,970
	75,000,000	3.50	09/08/06	74,561,700
	100,000,000	3.13	09/15/06	99,253,100
	25,000,000	4.13	11/15/06	24,853,275
	155,000,000	3.25	11/29/06	153,263,070
	33,000,000	3.75	11/30/06	32,721,513
	110,000,000	3.80	12/29/06	108,985,250
	127,000,000	3.45	01/10/07	125,480,826
	50,000,000	3.75	01/16/07	49,491,150
	20,000,000	5.38	02/15/07	20,022,920
	75,000,000	3.75	03/07/07	74,098,875
	25,000,000	3.65	03/28/07	24,659,575
	53,000,000	4.00	06/13/07	52,284,659
	102,040,000	4.00	06/22/07	100,708,888
	50,000,000	4.21	09/14/07	49,337,000
	39,155,000	4.25	09/26/07	38,654,951
	13,205,000	4.56	10/18/07	13,091,450
	31,890,000	3.85	01/04/08	31,222,574
	27,280,000	3.90	01/25/08	26,711,785
	34,050,000	3.94	02/01/08	33,329,127
Freddie Mac	37,200,000	2.63	08/17/06	36,923,494
	200,000,000	3.01	11/09/06	197,730,000
	50,000,000	3.75	11/15/06	49,609,850
	70,000,000	4.25	02/28/07	69,456,660
	57,000,000	4.45	09/28/07	56,450,862
	50,000,000	4.60	10/05/07	49,611,550
	55,200,000	4.63	10/05/07	54,790,358
	72,300,000	4.71	10/11/07	71,842,847
	51,000,000	4.75	10/24/07	50,647,386
Total U.S. Government & Agency Issues (Cost $2,367,960,108)				2,348,169,931

Euro Certificates of Deposit — 1.8%
Deutsche Bank AG	300,000,000	5.00	06/29/06	300,000,000
Total Euro Certificates of Deposit (Cost $300,000,000)				300,000,000

Yankee Certificates of Deposit — 2.0%
Banco Bilbao Vizcaya Argentaria S.A., NY	25,000,000	5.26	04/11/07	24,988,211
Caylon	60,000,000	4.25	08/31/06	59,803,718
Credit Suisse, NY	200,000,000	5.01	06/27/06	200,000,000
Toronto-Dominion Bank, NY	50,000,000	3.82	06/26/06	50,000,374
Total Yankee Certificates of Deposit (Cost $335,000,374)				334,792,303

Yankee Certificates of Deposit — Variable Rate — 0.8%
Barclays Bank Plc	137,000,000	4.89	12/22/06	136,984,705
Total Yankee Certificates of Deposit — Variable Rate (Cost $136,984,705)				136,984,705

Bank Notes — Variable Rate — 6.2%
American Express	$25,000,000	4.98%	11/22/06	$25,009,111
Centurion Bank	50,000,000	4.84	12/01/06	50,012,026
Bank of America, N.A.	250,000,000	4.81	08/10/06	250,000,000
	482,000,000	4.82	01/16/07	482,000,000
	240,000,000	4.86	02/23/07	240,000,000
Total Bank Notes — Variable Rate (Cost $1,047,021,137)				1,047,021,137

Corporate Notes — Variable Rate — 5.9%
Arlo III Limited, Series 2004 Notes (b)	215,000,000	5.16	04/27/07	215,000,000
ASIF Global Financing XXX (b)	118,000,000	4.96	05/23/07	118,004,366
Bank of Ireland (b)	53,800,000	4.89	05/18/07	53,799,785
Leaman Brothers Holdings Inc.	150,000,000	5.01	05/22/07	150,096,150
Metropolitan	125,500,000	4.85	05/07/07	125,499,749
Life Global Funding I (b)	108,000,000	4.96	05/15/07	108,011,016
Northern Rock Plc (b)	215,000,000	4.87	04/09/07	214,956,140
Total Corporate Notes — Variable Rate (Cost $985,300,000)				985,367,206

Medium Term Notes — Variable Rate — 23.8%
CC (USA) Inc., (Centauri) (b)	150,000,000	4.82	05/15/06	149,999,567
Cullinan	100,000,000	4.93	07/25/06	99,999,000
Finance Corp. (b)	50,000,000	4.93	09/25/06	50,002,950
	50,000,000	4.87	12/19/06	49,999,000
	100,000,000	4.94	03/26/07	99,991,100
Dorada Finance Inc. (b)	47,000,000	4.82	05/18/06	46,999,836
Fifth Third Bank (b)	300,000,000	4.93	05/23/07	300,008,100
Harwood Street Funding II, LLC	100,000,000	5.01	06/25/06	100,000,000
HSBC Finance Inc.	247,000,000	4.98	05/23/07	247,086,450
K2 (USA) LLC (b)	80,000,000	4.82	05/15/06	79,999,846
	50,000,000	4.82	05/17/06	49,999,890
	50,000,000	4.82	11/15/06	50,000,500
	35,000,000	4.82	11/20/06	35,000,070
	50,000,000	4.82	12/08/06	50,000,750
	116,000,000	4.82	12/12/06	116,001,392
Links Finance LLC (b)	200,000,000	4.83	05/02/06	199,999,945
	85,000,000	4.82	05/22/06	84,999,514
	80,000,000	4.96	11/27/06	80,002,560
Premier Asset	50,000,000	4.88	09/15/06	50,000,700
Collateralized	50,000,000	4.83	12/15/06	50,002,050
Entity LLC	50,000,000	4.86	12/15/06	49,999,450
Premium Asset Trust, Series 2004-1	150,000,000	4.94	04/16/07	150,021,900
Racers Series 2004-1-MM Trust Certificates (b)	140,000,000	5.00	02/08/07	140,000,000
Sigma Finance Inc. (b)	250,000,000	4.83	05/16/06	249,998,973
	200,000,000	4.86	09/12/06	199,995,800
	50,000,000	4.81	11/10/06	50,002,450

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	25

Master Premier Institutional Fund
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Medium Term Notes — Variable Rate — (concluded)
Skandinaviska Enskilda Banken AB	$200,000,000	4.84%	05/09/07	$200,004,800
Stanfield	51,200,000	4.81	05/09/06	51,199,774
Victoria	38,500,000	4.93	05/10/06	38,499,810
Funding	13,500,000	4.82	05/15/06	13,499,949
LLC (b)	97,135,000	4.82	12/15/06	97,132,960
Tango	105,000,000	4.88	09/20/06	105,000,735
Finance	63,000,000	4.82	10/25/06	63,001,197
Corporation (b)	207,000,000	4.83	12/11/06	206,997,555
Westpac Banking Corp.	124,000,000	4.90	04/11/07	123,995,908
White Pine	79,500,000	4.82	09/12/06	79,499,841
Corporation LLC (b)	79,000,000	4.82	11/20/06	78,976,853
Wind Master Trust Notes 2006 -1	114,349,000	4.99	06/26/06	114,349,000
Total Medium Term Notes — Variable Rate (Cost $4,002,068,999)				4,002,270,175

Extendable Commercial Notes — 5.2%
Ford Credit	201,000,000	4.69	05/04/06	200,921,442
Floorplan	135,000,000	4.74	05/11/06	134,822,250
	125,000,000	4.89	05/22/06	124,643,437
KKR Pac Funding Trust	200,000,000	4.88	05/15/06	199,620,444
Park Granada LLC	85,176,000	4.72	05/01/06	85,176,000
Strand Capital LLC	75,000,000	4.69	05/04/06	74,970,687
	60,000,000	4.69	05/05/06	59,968,733
Total Extendable Commercial Notes (Cost $880,122,993)				880,122,993

Master Notes — Variable Rate — 9.6%
GE Life and Annuity	50,000,000	4.92	10/02/06	50,000,000
Assurance Co. (a)	50,000,000	4.92	11/01/06	50,000,000
Goldman Sachs Group, Inc. (a)	150,000,000	4.99	10/10/06	150,000,000
Hartford Life Insurance Co. (a)	50,000,000	4.90	12/01/06	50,000,000
ING USA Annuity & Life Insurance Co. (a)	100,000,000	5.03	01/23/07	100,000,000
JP Morgan Chase & Co. (a)	360,000,000	4.84	05/16/06	360,000,000
Metropolitan Life Insurance Company (a)	210,000,000	4.90	09/01/06	210,000,000
Monumental Life Insurance Co. (a)	90,000,000	4.97	11/16/06	90,000,000
New York Life	136,000,000	4.93	10/18/06	136,000,000
Insurance Company (a)	140,000,000	4.92	11/16/06	140,000,000
	250,000,000	4.92	12/06/06	250,000,000
Travelers Insurance Company (The) (a)	35,000,000	4.88	03/01/07	35,000,000
Total Master Notes — Variable Rate (Cost $1,621,000,000)				1,621,000,000

Commercial Paper — 7.8%
Cobbler Funding LLC	$12,960,000	4.70%	05/10/06	$12,944,772
	100,000,000	4.92	05/25/06	99,672,000
	51,500,000	4.93	05/25/06	51,330,737
Countrywide	60,000,000	4.92	05/01/06	60,000,000
Home Loan	100,000,000	4.93	05/01/06	100,000,000
Grenadier	69,976,000	4.72	05/08/06	69,911,778
Funding Ltd	100,286,000	4.88	06/02/06	99,850,982
New Center Asset Trust	200,000,000	4.69	05/11/06	199,739,444
Polonius Inc	158,778,000	4.92	05/22/06	158,322,307
Rabobank USA Financial Corp.	200,000,000	4.87	05/01/06	200,000,000
Romulus Funding Corporation	55,260,000	4.86	05/16/06	55,148,098
Strand Capital LLC	153,000,000	4.77	05/08/06	152,858,093
	35,000,000	4.69	05/10/06	34,958,963
	17,000,000	4.99	06/20/06	16,882,181
Total Commercial Paper (Cost $1,311,619,355)				1,311,619,355

Commercial Paper — Variable Rate — 4.6%
Morgan	197,200,000	4.95	11/17/06	197,200,000
Stanley	250,000,000	4.95	11/28/06	250,000,000
	227,300,000	4.95	12/01/06	227,300,000
Skandinaviska Enskilda Banken	100,000,000	4.97	11/28/06	99,997,102
Total Commercial Paper — Variable Rate (Cost $774,497,102)				774,497,102

Time Deposits — 7.6%
National City Bank — Ohio	300,000,000	4.84	05/01/06	300,000,000
Societe Generale	100,000,000	4.88	05/01/06	100,000,000
State Street Bank & Trust	150,000,000	4.88	05/01/06	150,000,000
SunTrust Bank, Caymen	626,290,000	4.83	05/01/06	626,290,000
WestLB AG Caymen	100,000,000	4.90	05/01/06	100,000,000
Total Time Deposits (Cost $1,276,290,000)				1,276,290,000

See Notes to Financial Statements.

26	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Premier Institutional Fund
Schedule of Investments (concluded)

Face Amount	Issue	Value (Note 1a)

Collateralized Advancements — 10.2%
$250,000,000	Barclays Capital Inc., purchased on 04/28/06 to yield 4.93% to 05/01/06, collateralized by corporate obligations with an aggregate value of $255,000,000, 0% – 8.00% due from 02/28/07 to 02/08/42.	$250,000,000
300,000,000	Deutsche Bank Securities, Inc., purchased on 04/28/06 to yield 4.94% to 05/01/06, collateralized by corporate obligations with an aggregate value of $306,000,000, 0% – 5.875% due from 04/15/09 to 01/03/41.	300,000,000
435,000,000	Goldman Sachs & Company, purchased on 04/28/06 to yield 4.98% to 05/01/06, collateralized by corporate obligations with an aggregate value of $452,400,000, 0% – 14.75% due from 09/25/06 to 10/01/96.	435,000,000
140,000,000	Goldman Sachs & Company, purchased on 04/28/06 to yield 5.00% to 05/01/06, collateralized by corporate obligations with an aggregate value of $145,600,000, 0% – 12.75% due from 08/15/08 to 12/01/15.	140,000,000
100,000,000	HSBC Securities (USA) Inc., purchased on 04/28/06 to yield 4.94% to 05/01/06, collateralized by corporate obligations with an aggregate value of $102,003,250, 0% – 8.63% due from 12/15/09 to 12/15/50.	100,000,000
400,000,000	JP Morgan Securities Inc., purchased on 04/28/06 to yield 4.98% to 05/01/06, collateralized by corporate obligations with an aggregate value of $416,001,400, 0% – 10.63% due from 04/05/07 to 07/15/33.	400,000,000
100,000,000	Morgan Stanley & Co., Inc., purchased on 04/28/06 to yield 4.93% – 05/01/06, collateralized by corporate obligations with an aggregate value of $102,510,000, 0% due from 11/25/35 to 02/35/36.	100,000,000

Total Collateralized Advancements (Cost $1,725,000,000)	1,725,000,000

Money Market Funds — 1.3%
216,095,000 Merrill Lynch Liquidity Series, LLC Money Market Series (c)(d)	216,095,000
Total Money Market Funds (Cost $216,095,000)	216,095,000
Total Investments — 100.8% (Cost $16,978,959,773)	16,959,229,907
Liabilities in Excess of Other Assets — (0.8%)	(130,739,794)
Net Assets	$16,828,490,113

Note — Costs for federal income tax purposes are the same as those shown above. At April 30, 2006, net unrealized depreciation amounted to $19,729,866 and is comprised of $334,496 in appreciation and $20,064,362 in depreciation.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost

GE Life and Annuity Assurance Co.
4.92%, 10/02/06	10/03/05	$50,000,000
4.92%, 11/01/06	11/01/05	$50,000,000

Goldman Sachs Group
4.99%, 10/10/06	01/17/06	$150,000,000

Hartford Life Insurance Co.
4.90%, 12/01/06	11/29/05	$50,000,000

ING USA Annuity and Life Insurance Co.
5.03%, 01/23/07	12/23/05	$100,000,000

J.P. Morgan Chase & Co.
4.84%, 05/16/06	08/19/05	$360,000,000

Metropolitan Life Insurance Co.
4.90%, 09/01/06	09/01/05	$210,000,000

Monumental Life Insurance Co.
4.97%, 11/16/06	11/17/05	$90,000,000

New York Life Insurance Co.
4.93%, 10/18/06	10/19/05	$136,000,000
4.92%, 11/16/06	11/17/05	$140,000,000
4.92%, 12/06/06	12/07/05	$250,000,000

Travelers Insurance Co. (The)
4.88%, 03/01/07	03/01/06	$35,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,621,000,000 or 9.6% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $3,752,080,973 or 22.3% of net assets.

(c)	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

Affiliate	Net Activity	Dividend/ Interest Income

Merrill Lynch Liquidity Series, LLC Money Market Series	$216,095,000	$97,588

(d)	Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	27

Master Premier Institutional Fund
Statement of Assets and Liabilities

April 30, 2006

Assets:
Total investments at value including securities loaned of $209,991,884 (identified cost $16,978,959,773) (Note 1a)	$16,959,229,907
Cash	22,916,818
Interest receivable	63,197,919
Securities lending income receivable	5,950
Total assets	17,045,350,594
Liabilities:
Payable upon return of securities loaned, at value	216,095,000
Advisory fee payable (Note 2)	691,743
Accrued expenses	73,738
Total liabilities	216,860,481
Net Assets applicable to investors’ interests	$16,828,490,113
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals	$16,848,219,979
Net unrealized depreciation	(19,729,866)
Total	$16,828,490,113

Master Premier Institutional Fund
Statement of Operations

For the Year Ended April 30, 2006

Investment Income:
Interest and discount earned		$711,994,259
Securities lending income (Note 1f)		97,588
Total income		712,091,847
Expenses:
Investment advisory fee (Note 2)		9,215,576
Accounting and custodian services		370,934
Dividend and transfer agency fees		60,000
Total expense		9,646,510
Net investment income		702,445,337
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions	$(2,601,711)
Net unrealized appreciation of investments	1,533,720
Net realized and unrealized loss from investments		(1,067,991)
Net Increase in Net Assets Resulting From Operations		$701,377,346

See Notes to Financial Statements.

28	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Premier Institutional Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2006	2005
Decrease in Net Assets:

Operations:
Net investment income	$702,445,337	$649,487,809
Net realized loss from investment transactions	(2,601,711)	(8,646)
Net unrealized appreciation (depreciation) of investments	1,533,720	(20,575,587)
Net increase in net assets resulting from operations	701,377,346	628,903,576

Capital Transactions:
Contributions from feeders	37,905,415,203	85,810,743,809
Withdrawals from feeders	(40,537,583,639)	(113,408,715,449)
Net decrease in net assets from capital transactions	(2,632,168,436)	(27,597,971,640)
Net decrease in net assets	(1,930,791,090)	(26,969,068,064)

Net Assets:
Beginning of year	18,759,281,203	45,728,349,267
End of year	$16,828,490,113	$18,759,281,203

Master Premier Institutional Fund
Supplementary Data

	Year Ended April 30,
	2006	2005	2004	2003	For the Period January 14, 2002* to April 30, 2002
Ratio of expenses to average net assets	.05%	.05%	.05%	.05%	.05	%(1)
Ratio of net investment income to average net assets	3.81%	1.80%	1.15%	1.70%	1.79	%(1)
Net Assets, end of period (000)	$16,828,490	$18,759,281	$45,728,349	$44,595,647	$46,401,655

(1)	On an annualized basis.

*	Commencement of Operations.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	29

Master Institutional Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)
U.S. Government & Agency Issues — 6.5%
U.S. Treasury Notes	$20,000,000	2.50%	09/30/06	$19,797,660
	18,000,000	4.38	01/31/08	17,844,606
Fannie Mae	15,000,000	3.55	01/30/07	14,810,460
	15,881,000	3.13	05/04/07	15,562,919
	14,965,000	3.38	09/07/07	14,618,665
	14,000,000	4.38	09/07/07	13,845,650
	55,000,000	4.88	01/11/08	54,691,120
	14,200,000	4.96	02/08/08	14,131,599
Federal Home Loan Banks	25,000,000	3.50	09/08/06	24,853,900
	38,400,000	3.13	09/15/06	38,111,731
	50,000,000	3.25	11/29/06	49,439,700
	15,000,000	3.75	11/30/06	14,873,415
	55,000,000	3.80	12/29/06	54,492,625
	35,000,000	3.45	01/10/07	34,581,330
	25,000,000	3.75	01/16/07	24,745,575
	11,130,000	5.38	02/15/07	11,142,755
	25,000,000	3.75	03/07/07	24,699,625
	12,870,000	3.00	04/26/07	12,600,258
	10,000,000	4.00	06/22/07	9,869,550
	15,000,000	4.00	07/13/07	14,797,545
	18,000,000	4.00	09/07/07	17,794,008
	21,000,000	4.25	09/26/07	20,731,809
	7,000,000	4.56	10/18/07	6,939,807
	8,250,000	3.50	11/27/07	8,044,319
	11,865,000	3.40	02/06/08	11,516,169
Freddie Mac	45,000,000	2.40	07/28/06	44,700,120
	25,000,000	3.75	11/15/06	24,804,925
	30,000,000	4.25	02/28/07	29,767,140
	10,000,000	3.18	03/28/07	9,821,620
	19,000,000	2.50	05/24/07	18,477,975
	10,000,000	3.00	09/18/07	9,713,590
	25,750,000	4.45	09/28/07	25,501,924
	25,000,000	4.60	10/05/07	24,805,775
	24,445,000	4.63	10/05/07	24,263,219
	25,000,000	4.73	10/19/07	24,847,300
	35,300,000	4.75	10/24/07	35,055,936
Total U.S. Government & Agency Issues (Cost $822,461,428)				816,296,324

Certificates of Deposit — 0.8%
First Tennessee Bank, N.A.	100,000,000	4.92	06/09/06	100,000,000
Total Certificates of Deposit (Cost $100,000,000)				100,000,000

Euro Certificates of Deposit — 8.1%
ABN AMRO Bank N.V.	400,000,000	4.79	05/10/06	400,000,000
Alliance & Leceister plc	100,000,000	5.26	04/10/07	99,951,000
Barclays Bank Plc	50,000,000	4.06	07/25/06	49,866,000
Caylon	75,000,000	5.04	02/21/07	74,832,000
	75,000,000	5.08	02/26/07	75,000,000
Deutsche Bank AG	300,000,000	5.00	06/29/06	300,000,000
HBOS Treasury Services, Plc	25,000,000	3.75	07/11/06	24,928,250
Total Euro Certificates of Deposit (Cost $1,025,004,534)				1,024,577,250

Yankee Certificates of Deposit — 6.3%
Banco Bilbao Vizcaya Argentaria S.A., NY	$50,000,000	5.26%	04/11/07	$49,977,000
Canadian Imperial Bank	100,000,000	4.98	05/15/07	100,000,000
of Commerce
Caylon	50,000,000	4.25	08/31/06	49,834,000
Credit Suisse, NY	200,000,000	4.90	05/22/06	200,000,000
	100,000,000	5.01	06/27/06	100,000,000
HBOS Treasury	25,000,000	3.85	06/30/06	24,945,000
Services, Plc	100,000,000	5.15	03/27/07	99,863,000
SwedBank	75,000,000	5.20	03/30/07	74,930,250
Toronto-Dominion	25,000,000	3.66	06/06/06	25,000,000
Bank, NY	65,000,000	3.82	06/20/06	65,000,434
Total Yankee Certificates of Deposit (Cost $789,999,809)				789,549,684

Yankee Certificates of Deposit — Variable Rate — 11.9%
Australia & New Zealand Banking Group	125,000,000	4.82	05/07/07	124,992,125
Banco Bilbao Vizcaya Argentaria S.A., NY	75,000,000	5.00	07/17/06	74,988,000
Barclays Bank Plc	250,000,000	4.89	12/22/06	249,972,090
BNP Paribas, NY	42,000,000	4.79	12/11/06	41,996,753
Dexia Credit Locale	155,000,000	4.77	10/03/06	154,988,278
Nordea Bank, Finland	200,000,000	4.81	12/22/06	199,981,290
Royal Bank of Canada, NY	250,000,000	4.81	12/27/06	249,979,675
Royal Bank of	136,000,000	4.87	11/20/06	135,988,666
Scotland, NY	165,000,000	4.90	12/27/06	164,982,056
Svenska Handelsbanken AB, NY	100,000,000	4.84	12/14/06	99,982,256
Total Yankee Certificates of Deposit — Variable Rate (Cost $1,497,864,186)				1,497,851,189

Bank Notes — Variable Rate — 4.4%
Bank of	87,000,000	4.81	08/10/06	87,000,000
America, N.A.	413,000,000	4.82	01/16/07	413,000,000
National City
Bank, Ohio	50,000,000	4.97	07/26/06	50,003,151
Total Bank Notes — Variable Rate (Cost $550,003,151)				550,003,151

Corporate Notes — Variable Rate — 4.2%
ASIF Global
Financing XXX (b)	35,000,000	4.96	05/23/07	35,001,295
Bank of Ireland	30,200,000	4.89	05/18/07	30,200,000
General Electric Capital Corp	100,000,000	5.00	05/17/07	100,114,800
Goldman Sachs Group, Inc (b)	122,500,000	4.92	05/15/07	122,501,593
HSBC Finance Inc.	91,000,000	4.98	05/23/07	91,031,850
Metropolitan Life	37,500,000	4.85	05/07/07	37,499,925
Global Funding I (b)	28,000,000	4.96	05/15/07	28,002,856
Nationwide Building Society (b)	31,500,000	5.02	04/27/07	31,497,291

See Notes to Financial Statements.

30	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Fund
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Corporate Notes — Variable Rate — (concluded)
Northern Rock Plc (b)	$56,000,000	4.94%	04/09/07	$55,988,576
Total Corporate Notes — Variable Rate (Cost $531,700,000)				531,838,186

Medium Term Notes — Variable Rate — 8.1%
American Express Centurion Bank	75,000,000	4.81	01/09/07	75,003,300
American Honda Finance Corp. (b)	22,695,000	5.06	09/11/06	22,711,751
Beta Finance	50,000,000	4.82	05/17/06	49,999,836
Inc. (b)	50,000,000	4.97	10/11/06	49,996,100
	112,000,000	5.01	10/17/06	112,000,000
CC (USA) Inc., (Centauri) (b)	150,000,000	5.01	10/18/06	149,999,100
Dorada Finance Inc. (b)	50,000,000	5.01	10/17/06	49,999,800
HSBC Finance Inc.	40,000,000	5.16	10/27/06	40,014,800
Sigma	100,000,000	4.86	09/12/06	99,997,900
Finance Inc. (b)	75,000,000	5.03	10/19/06	74,992,650
Stanfield	34,000,000	4.81	05/09/06	33,999,850
Victoria	20,000,000	4.93	05/10/06	19,999,901
Finance LLC (b)	59,000,000	4.82	12/15/06	58,998,761
Skandinaviska Enskilda Banken AB	110,000,000	4.84	05/09/07	110,000,000
Westpac Banking Corp.	25,000,000	4.90	04/11/07	24,999,175
White Pine	39,500,000	4.79	09/05/06	39,501,975
Corporation LLC (b)	10,500,000	4.82	09/12/06	10,499,979
Total Medium Term Notes — Variable Rate (Cost $1,022,688,774)				1,022,714,878

Master Notes — Variable Rate — 4.8%
GE Life and Annuity	45,000,000	4.92	10/02/06	45,000,000
Assurance Co. (a)
Goldman Sachs	25,000,000	4.99	10/10/06	25,000,000
Group Inc. (a)
Hartford Life	80,000,000	4.90	05/01/06	80,000,000
Insurance Co. (a)
ING USA Annuity	30,000,000	4.97	08/18/06	30,000,000
& Life Insurance Co. (a)
Monumental Life	40,000,000	4.97	11/16/06	40,000,000
Insurance Co. (a)	130,000,000	4.99	04/24/07	130,000,000
	30,000,000	5.16	05/24/07	30,000,000
New York Life	45,000,000	4.89	05/26/06	45,000,000
Insurance	35,000,000	4.93	10/18/06	35,000,000
Company (a)	40,000,000	4.92	11/16/06	40,000,000
United of Omaha	100,000,000	5.07	04/30/07	100,000,000
Life Insurance
Company (a)
Total Master Notes — Variable Rate (Cost $600,000,000)				600,000,000

Commercial Paper — 29.7%
Amstel Funding	$175,000,000	4.93%	05/30/06	$174,305,007
Corporation
Amsterdam	40,000,000	4.71	05/02/06	39,994,767
Funding Corp.
Barton Capital LLC	150,435,000	4.68	05/08/06	150,298,250
Cafco, LLC	100,000,000	4.69	05/03/06	99,973,944
	40,000,000	4.71	05/04/06	39,984,300
	24,931,000	4.72	05/11/06	24,898,313
	39,000,000	4.88	06/08/06	38,799,107
	45,000,000	4.88	06/09/06	44,762,100
Chariot	40,161,000	4.77	05/05/06	40,139,715
Funding LLC	21,025,000	4.93	05/24/06	20,958,777
	75,000,000	4.93	05/26/06	74,743,229
Ciesco LP	75,000,000	4.69	05/01/06	75,000,000
Clipper Receivables	200,000,000	4.78	05/08/06	199,814,111
Company, LLC
Compass	35,266,000	4.92	05/22/06	35,164,786
Securitization LLC
CRC Funding LLC	120,000,000	4.70	05/09/06	119,874,667
Danske Corp.	75,000,000	4.68	05/08/06	74,931,750
Falcon Asset	59,405,000	4.74	05/03/06	59,389,357
Securitization	101,452,000	4.81	05/15/06	101,262,228
FCAR Owner Trust	100,000,000	4.73	05/03/06	99,973,722
Greyhawk	45,000,000	4.78	05/01/06	45,000,000
Funding, LLC	115,000,000	4.83	05/16/06	114,768,562
	65,000,000	4.93	05/22/06	64,813,071
ING (U.S.)	100,000,000	4.71	05/10/06	99,882,250
Funding, LLC
Jupiter	83,281,000	4.81	05/15/06	83,125,218
Securitization	65,271,000	4.77	05/05/06	65,236,406
Corp.	101,448,000	4.77	05/08/06	101,353,907
	50,000,000	4.81	05/11/06	49,933,194
Kitty Hawk	50,000,000	4.92	05/25/06	49,836,000
Funding Corp.
New Center	100,000,000	4.89	05/23/06	99,701,167
Asset Trust
Northern	40,000,000	4.68	05/08/06	39,963,600
Rock Plc
Old Line	14,591,000	4.68	05/08/06	14,577,722
Funding LLC	61,259,000	4.81	05/17/06	61,128,042
Park Avenue	104,000,000	4.77	05/03/06	103,972,440
Receivables Corp.	51,000,000	4.93	05/25/06	50,832,380
Preferred	75,292,000	4.77	05/02/06	75,282,024
Receivables	25,936,000	4.68	05/04/06	25,925,885
Funding Corp.
Rabobank USA	100,000,000	4.87	05/01/06	100,000,000
Financial Corp.
Ranger Funding	152,000,000	4.77	05/11/06	151,798,600
Co., LLC
Sheffield	300,000,000	4.92	05/24/06	299,057,000
Receivables Corp.
Solitaire	100,000,000	4.89	05/23/06	99,701,167
Funding Corp.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	31

Master Institutional Fund
Schedule of Investments (concluded)

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Commercial Paper — (concluded)
Thunder Bay	$25,146,000	4.78%	05/16/06	$25,095,917
Funding LLC	48,000,000	4.79	05/18/06	47,891,427
UBS Financial	250,000,000	4.67	05/10/06	249,708,125
Del Corp.
Windmill	35,500,000	4.71	05/02/06	35,495,355
Funding Corp.	74,390,000	4.87	06/05/06	74,037,784
Total Commercial Paper (Cost $3,742,385,373)				3,742,385,373

Commercial Paper — Variable Rate — 1.3%
Morgan	45,500,000	4.95	11/17/06	45,500,000
Stanley	24,400,000	4.95	12/01/06	24,400,000
Skandinaviska	100,000,000	4.97	11/28/06	99,997,102
Enskilda Banken
Total Commercial Paper — Variable Rate (Cost $169,897,102)				169,897,102

Time Deposits — 2.8%
SunTrust Bank,	351,721,000	4.83	05/01/06	351,721,000
Cayman
Total Time Deposits (Cost $351,721,000)				351,721,000

Face Amount	Issue	Value (Note 1a)

Collateralized Advancements — 8.5%
$250,000,000	Barclays Capital Inc., purchased on 04/28/06 to yield 4.93% to 05/01/06, collaterlized by corporate obligations with an aggregate value of $255,000,000, 0% – 9.46% due from 04/17/09 to 03/15/37.	$250,000,000
175,000,000	Citigroup Global Markets Inc., purchased on 04/28/06 to yield 4.98% to 05/01/06, collaterlized by corporate obligations with an aggregate value of $182,000,000, 4.25% – 8.13% due from 11/15/09 to 09/15/14.	175,000,000
300,000,000	Deutsche Bank Securities, Inc., purchased on 04/28/06 to yield 4.94% to 05/01/06, collaterlized by corporate obligations with an aggregate value of $306,000,000, 0% – 7.25% due from 10/15/27 to 10/12/38.	300,000,000
100,000,000	Goldman Sachs & Company, purchased on 04/28/06 to yield 4.95% to 05/01/06, collaterlized by corporate obligations with an aggregate value of $102,000,000, 7.13% – 9.98% due from 06/30/08 to 11/01/31.	100,000,000
150,000,000	Goldman Sachs & Company, purchased on 04/28/06 to yield 4.98% to 05/01/06, collaterlized by corporate obligations with an aggregate value of $156,000,000, 0% – 15.00% due from 11/15/05 to 12/15/15.	150,000,000
100,000,000	Goldman Sachs & Company, purchased on 04/28/06 to yield 5.00% to 05/01/06, collaterlized by corporate obligations with an aggregate value of $104,000,000, 0% – 12.50% due from 08/01/07 to 06/15/32.	100,000,000

Total Collateralized Advancements (Cost $1,075,000,000)	1,075,000,000

Face Amount	Issue	Value (Note 1a)

Repurchase Agreements — 2.2%
$75,000,000	Credit Suisse, LLC, purchased on 04/28/06 to yield 4.76% to 05/01/06, repurchase price of $75,029,750, collateralized by U.S. Treasury STRIPS 4.85% – 5.42% due from 02/15/08 to 11/15/23.	$75,000,000
200,000,000	Deutsche Bank Securities, Inc., purchased on 04/28/06 to yield 4.78% to 05/01/06, repurchase price of $200,079,667, collateralized by Freddie Mac 4.50% – 5.625% due from 03/15/11 to 01/15/14, FHLB 3.40% – 3.50% due from 03/28/07 to 05/15/07 and Fannie Mae 5.00% due 09/14/07.	200,000,000

Total Repurchase Agreements (Cost $275,000,000)	275,000,000
Total Investments — 99.6% (Cost $12,553,725,357)	12,546,834,137
Other Assets in Excess of Liabilities — 0.4%	53,319,853
Net Assets	$12,600,153,990

Note — Costs for federal income tax purposes are the same as those shown above.
At April 30, 2006, net unrealized depreciation amounted to $6,891,220 and is comprised of $194,103 in appreciation and $7,085,323 in depreciation.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost

GE Life and Annuity Assurance Co.
4.92%, 10/02/06	10/03/05	$45,000,000
Goldman Sachs Group
4.99%, 10/10/06	01/17/06	$25,000,000
Hartford Life Insurance Co.
4.90%, 05/01/06	05/02/05	$80,000,000
ING USA Annuity and Life Insurance Co.
4.97%, 08/18/06	07/18/05	$30,000,000
Monumental Life Insurance Co.
4.97%, 11/16/06	11/17/05	$40,000,000
4.99%, 04/24/07	04/28/06	$130,000,000
5.16%, 05/24/07	04/28/06	$30,000,000
New York Life Insurance Co.
4.89%, 05/26/06	05/27/05	$45,000,000
4.93%, 10/18/06	10/19/05	$35,000,000
4.92%, 11/16/06	11/17/05	$40,000,000
United of Omaha Life Insurance Co.
5.07%, 04/30/07	04/27/06	$100,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $600,000,000 or 4.8% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,083,189,139 or 8.6% of net assets.

See Notes to Financial Statements.

32	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Fund
Statement of Assets and Liabilities

April 30, 2006

Assets:
Investments in securities subject to repurchase agreements	$275,000,000
Investments in other marketable securities	12,271,834,137
Total investments, at value (identified cost $12,553,725,357) (Note 1a)		$12,546,834,137
Cash		18,954,299
Interest receivable		34,944,607
Total assets		12,600,733,043

Liabilities:
Advisory fee payable (Note 2)		525,315
Accrued expenses		53,738
Total liabilities		579,053
Net Assets applicable to investors’ interests		$12,600,153,990
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals		$12,607,045,210
Net unrealized depreciation		(6,891,220)
Total		$12,600,153,990

Master Institutional Fund
Statement of Operations

For the Year Ended April 30, 2006

Investment Income:
Interest and discount earned		$414,377,232

Expenses:
Investment advisory fee (Note 2)		5,208,262
Accounting and custodian services		221,465
Dividend and transfer agency fees		60,000
Total expense		5,489,727
Net investment income		408,887,505

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions	$124,988
Net unrealized depreciation of investments	(2,947,091)
Net realized and unrealized loss from investments		(2,822,103)

Net Increase in Net Assets Resulting From Operations		$406,065,402

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	33

Master Institutional Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2006	2005
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$408,887,505	$195,742,696
Net realized gain from investment transactions	124,988	80,772
Net unrealized depreciation of investments	(2,947,091)	(4,167,531)
Net increase in net assets resulting from operations	406,065,402	191,655,937

Capital Transactions:
Contributions from feeders	12,614,652,561	13,225,527,857
Withdrawals from feeders	(9,815,463,887)	(14,625,457,769)
Net increase (decrease) in net assets from capital transactions	2,799,188,674	(1,399,929,912)
Net increase (decrease) in net assets	3,205,254,076	(1,208,273,975)

Net Assets:
Beginning of year	9,394,899,914	10,603,173,889
End of year	$12,600,153,990	$9,394,899,914

Master Institutional Fund
Supplementary Data

	Year Ended April 30,
	2006	2005	2004	2003	For the Period January 14, 2002* to April 30, 2002
Ratio of expenses to average net assets	.05%	.05%	.05%	.05%	.05	%(1)
Ratio of net investment income to average net assets	3.93%	1.87%	1.14%	1.71%	1.81	%(1)
Net Assets, end of period (000)	$12,600,154	$9,394,900	$10,603,174	$11,662,227	$12,840,286

(1)	On an annualized basis.

*	Commencement of Operations.

See Notes to Financial Statements.

34	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments

Face Amount	Issue	Value (Note 1a)
Alabama — 2.3%
$7,500,000	Athens-Limestone County Health Care Auth VRDN 3.83% due 05/01/2015 (a)	$7,500,000
1,470,000	Birmingham, Alabama Public Parks & Recreation Board Rev (YMCA Project) VRDN 3.85% due 06/01/2016 (a)	1,470,000
4,795,000	Birmingham, Alabama Waterworks & Sewer Board (Water & Sewer Rev Floaters — Series 947) VRDN 3.84% due 01/01/2033 (a)	4,795,000
30,000,000	Columbia, Alabama IDB Rev (Alabama Power Co.) VRDN 3.86% due 11/01/2021 (a)	30,000,000
21,540,000	Columbia, Alabama IDB Rev (Alabama Power Co. Project — Series A) DDN 3.81% due 05/01/2022 (a)	21,540,000
35,000,000	Decatur, Alabama IDB Rev VRDN 3.87% due 08/01/2036 (a)	35,000,000
7,040,000	Homewood, Alabama Medical Clinic Board Lease Rev (Lakeshore Foundation Project) VRDN 3.90% due 11/01/2024 (a)	7,040,000
	Jefferson County, Alabama Sewer Rev VRDN:
30,000,000	(Series C-3) 3.82% due 02/01/2040 (a)	30,000,000
20,000,000	(Series C-4) 3.82% due 02/01/2040 (a)	20,000,000
93,600,000	(Series C-6) 3.83% due 02/01/2040 (a)	93,600,000
3,620,000	Tuscaloosa County, Alabama Educational Bldg Auth Rev (American Christian Education) VRDN 3.85% due 01/01/2023 (a)	3,620,000
6,700,000	Tuscaloosa County, Alabama IDA Solid Waste Disposal Rev VRDN 3.87% due 09/01/2020 (a)	6,700,000
	University of Alabama General Rev VRDN:
4,775,000	(Putters — Series 477) 3.84% due 07/01/2012 (a)(b)	4,775,000
15,915,000	(Series C) 3.82% due 07/01/2034 (a)	15,915,000
44,490,000	West Jefferson, Alabama IDB PCR (Alabama Power Co. Project) DDN 3.80% due 06/01/2028 (a)	44,490,000
Alaska — 1.0%
44,000,000	Alaska IDA Rev (ROCS RR II R 320) VRDN 3.84% due 04/01/2034 (a)(b)	44,000,000
7,400,000	Alaska Municipal Board Auth (ROCS RR II R 7525) VRDN 3.43% due 05/01/2024 (a)(b)	7,400,000
4,135,000	Alaska State Housing Finance Corp. (Merlots — A-08) VRDN 3.82% due 12/01/2025 (a)	4,135,000
20,000,000	Alaska State Housing Finance Corp. (Veterans Mortgage Program) VRDN 3.42% due 12/01/2006 (a)	20,000,000
8,050,000	Alaska State International Airports Rev (ROCS RR II R 527) VRDN 3.84% due 10/01/2024 (a)(b)	8,050,000
4,985,000	Anchorage, Alaska (ROCS RR II R 6034) VRDN 3.84% due 12/01/2024 (a)(b)	4,985,000
	Valdez, Alaska Marine Term Rev (Philips Project) FXRDN:
27,000,000	(Series A) 3.00% due 06/01/2006	27,000,083
18,375,000	(Series B) 3.00% due 06/01/2006	18,375,000
11,360,000	Valdez, Alaska Marine Term Rev (Pipelines Project) DDN 3.81% due 06/01/2037 (a)	11,360,000

Arizona — 1.6%
2,620,000	Arizona State University Certificate Partnership (Putters — Series 694) VRDN 3.84% due 09/01/2012 (a)(b)	2,620,000

Arizona — (concluded)
$23,000,000	Maricopa County, Arizona IDA Health Facilities Rev (Putters — Series 420) VRDN 3.86% due 01/01/2010 (a)(b)	$23,000,000
36,498,000	Maricopa County, Arizona IDA S/F Mortgage Rev (Floaters — Series 1165) VRDN 3.87% due 08/01/2006 (a)(b)	36,498,000
5,190,000	Mesa, Arizona Utility System Rev (Putters — Series 960) VRDN 3.84% due 01/01/2013 (a)(b)	5,190,000
53,935,000	Morgan Keegan Municipal Products Inc. (Series A) VRDN 3.90% due 02/02/2009 (a)(b)	53,935,000
4,675,000	Phoenix, Arizona Civic Corp. Excise Tax (Macon Trust — Series L) VRDN 3.84% due 07/01/2041 (a)(b)	4,675,000
	Phoenix, Arizona Civic Corp. Distribution Rev VRDN:
6,000,000	(Putters — Series 1306) 3.87% due 01/01/2026 (a)(b)	6,000,000
6,800,000	(Series Z-11) 3.87% due 05/08/2034 (a)(b)	6,800,000
89,768,611	Phoenix, Arizona IDA S/F Mortgage Rev (Series A) FXRDN 4.83% due 05/01/2006	89,768,611
Arkansas — 1.2%
7,000,000	Arkansas State Development Finance Auth Environmental Facilities Rev (Teris LLC Project) VRDN 3.85% due 03/01/2021 (a)	7,000,000
3,750,000	Arkansas State Development Finance Auth M/F Housing Rev (Chapel Ridge — Series C) VRDN 3.90% due 05/01/2031 (a)	3,750,000
70,682,174	Arkansas State Development Finance Auth S/F Mortgage Rev FXRDN 4.87% due 09/01/2006	70,682,174
40,821,000	Arkansas State Development Finance Auth S/F Mortgage Rev (Floaters — Series 1139) VRDN 3.87% due 02/01/2008 (a)(b)	40,821,000
	Eclipse Funding Trust (Solar Eclipse — University of Arkansas) VRDN:
5,000,000	(2006-0026) 3.83% due 11/01/2034 (a)(b)	5,000,000
7,335,000	(2006-0046) 3.83% due 03/01/2036 (a)(b)	7,335,000
16,806,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Arkansas Development Finance Auth S/F) VRDN 3.90% due 09/01/2006 (a)(b)	16,806,000
10,000,000	North Little Rock, Arkansas Health Facilities Board Rev (Baptist Health — Series B) VRDN 3.82% due 12/01/2021 (a)	10,000,000
6,650,000	Pulaski County, Arkansas Public Facilities Board M/F Rev (Chapel Ridge — South West) VRDN 3.88% due 10/01/2034 (a)	6,650,000
California — 0.8%
20,000,000	Access To Loans For Leasing Student Loan Corp. California Rev (Student Loan Program — Series V-A-2) VRDN 3.85% due 07/01/2040 (a)	20,000,000
15,145,000	California State Department of Water Reservoir (Series F-3) DDN 3.80% due 05/01/2022 (a)	15,145,000
12,170,000	California State RAN 4.50% due 06/30/2006	12,199,428
8,095,000	California State (Merlots — B-45) VRDN 3.81% due 10/01/2029 (a)(b)	8,095,000
6,575,000	Desert, California Community College (Merlots — Series D-02) VRDN 3.81% due 08/01/2023 (a)(b)	6,575,000
32,920,844	Los Angles, California S/F Home Mortgage Rev FXRDN 4.10% due 12/01/2006	32,920,844

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	35

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

California — (concluded)
$10,370,000	Municipal Securities Trust Certificates — California City & County Airports (Series 2001-136) DDN 3.80% due 12/06/2018 (a)(b)	$10,370,000
Colorado — 2.0%
3,800,000	Arvada, Colorado Water Enterprise Rev VRDN 3.55% due 11/01/2020 (a)	3,800,000
7,305,000	Colorado Department of Transportation Rev (Putters — Series 318) VRDN 3.84% due 06/15/2015 (a)(b)	7,305,000
11,680,000	Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC Project — Series A) VRDN 3.84% due 09/01/2035 (a)	11,680,000
31,000,000	Colorado Educational & Cultural Facilities Auth Rev (National Jewish Board Program) VRDN 3.81% due 12/01/2034 (a)	31,000,000
15,000,000	Colorado Educational & Cultural Facilities Auth Rev (Student Housing — Fuller Project) VRDN 3.89% due 08/01/2035 (a)	15,000,000
2,475,000	Colorado Health Facilities Auth Rev (Christian Living Campus — Series C) VRDN 3.82% due 01/01/2037 (a)	2,475,000
5,295,000	Colorado State Board of Governors University Enterprise System Rev (Putters — Series 926) VRDN 3.55% due 03/01/2013 (a)(b)	5,295,000
5,535,000	Denver, Colorado City & County Airport (Merlots — Series A-61) VRDN 3.87% due 11/15/2012 (a)(b)	5,535,000
	Denver, Colorado City & County Airport Rev VRDN:
19,644,800	(Series A) 4.75% due 10/25/2008 (a)	19,644,800
415,400	(Series A) 4.75% due 10/25/2008 (a)	415,400
28,700,000	(Series B) 3.87% due 11/15/2024 (a)	28,700,000
27,400,000	(Series C) 3.88% due 11/15/2025 (a)	27,398,630
	E-470 Public Highway Auth Colorado Rev VRDN:
2,000,000	(Floaters — Series 997) 3.87% due 03/01/2036 (a)(b)	2,000,000
100,000	(Floaters — Series 1064) 3.87% due 10/01/2021 (a)(b)	100,000
1,635,000	(Floaters — Series 1064) 3.87% due 09/01/2029 (a)(b)	1,635,000
15,000,000	(Floaters — Series Z-13) 3.87% due 05/11/2027 (a)(b)	15,000,000
	El Paso County, Colorado Certificate Partnership VRDN:
9,115,000	(ROCS RR II R 1050) 3.84% due 12/01/2020 (a)(b)	9,115,000
7,925,000	(ROCS RR II R 2002) 3.84% due 12/01/2019 (a)(b)	7,925,000
1,738,000	El Paso County, Colorado S/F Mortgage Rev (Floaters — Series 1136) VRDN 3.87% due 1/01/2008 (a)(b)	1,738,000
4,365,000	Erie, Colorado Certificate Partnership VRDN 3.85% due 11/01/2035 (a)	4,365,000
5,300,000	Goldsmith Metropolitan District Colorado VRDN 4.00% due 12/01/2034 (a)	5,300,000
11,410,000	Jefferson County, Colorado School District (ROCS RR II R 6048) VRDN 3.45% due 12/15/2012 (a)(b)	11,410,000
13,250,000	Park Creek Metropolitan District Colorado Rev (Series S) VRDN 3.84% due 06/02/2008 (a)	13,250,000
6,785,000	Regional Transportation District Sales Tax Rev (Series 679) VRDN 3.84% due 05/01/2010 (a)	6,785,000

Colorado — (concluded)
$4,220,000	Summit County, Colorado School District (Putters — Series 646) VRDN 3.84% due 12/01/2012 (a)(b)	$4,220,000
15,940,000	Traer Creek, Colorado Metropolitan District Rev VRDN 3.83% due 10/01/2021 (a)	15,940,000
	University of Colorado Enterprise Systems Rev VRDN:
4,620,000	(Eagle 720050046 CL-A) 3.84% due 06/01/2030 (a)(b)	4,620,000
6,990,000	(Putters — Series 862) 3.84% due 12/01/2012 (a)(b)	6,990,000
10,450,000	Westminster, Colorado EDA Rev (North Huron Urban Renewal) VRDN 3.82% due 12/01/2028 (a)	10,450,000
Delaware — 0.4%
53,701,314	Goldman Sachs Pool Trust Delaware (Floaters — Series 2005-1) VRDN 3.93% due 06/02/2012 (a)(b)	53,701,314
District of Columbia — 1.5%
	District of Columbia VRDN:
34,870,000	(Merlots — Series B-05) 3.82% due 06/01/2025 (a)(b)	34,870,000
31,775,000	(Merlots — Series B-06) 3.82% due 06/01/2026 (a)(b)	31,775,000
5,390,000	(Merlots — Series B-13) 3.82% due 06/01/2022 (a)(b)	5,390,000
5,780,000	(Putters — Series 895) 3.84% due 01/01/2013 (a)(b)	5,780,000
4,320,000	District of Columbia Rev (Washington Very SPL Arts) VRDN 3.90% due 01/01/2027 (a)	4,320,000
	District of Columbia Rev Bond (American National Red Cross — Series 2000) CP:
40,100,000	3.21% due 05/04/2006	40,100,000
40,000,000	3.21% due 05/05/2006	40,000,000
22,600,000	Metropolitan Washington D. C. Airports Auth Systems Rev (Eagle 20060009 CL-A) VRDN 3.88% due 10/01/2035 (a)(b)	22,600,000
20,095,000	Washington D. C. Convention Center Auth Dedicated Tax Rev (Floater Certificates — Series 539) VRDN 3.84% due 10/01/2021 (a)(b)	20,095,000
Florida — 7.0%
7,225,000	Bay County, Florida Water System Rev (ROCS RR II R 3037) VRDN 3.43% due 09/01/2022 (a)(b)	7,225,000
5,000,000	Brevard County, Florida Health Facilities Auth Rev (Wuesthoff Health System Inc. Project) VRDN 3.80% due 01/01/2034 (a)	5,000,000
30,150,000	Broward County, Florida Educational Facilities Auth Rev (Nova Southeastern — Series C) VRDN 3.79% due 04/01/20024 (a)	30,150,000
16,220,000	Broward County, Florida Health Facilities Auth Rev (John Knox Village Project) DDN 3.85% due 09/01/2032 (a)	16,220,000
6,145,000	Duval County, Florida School Board Certificate Partnership (Floaters — Series 1246) VRDN 3.84% due 07/01/2025 (a)(b)	6,145,000
21,305,000	Eclipse Funding Trust 2006-0008 (Solar Eclipse — Volusia County School Board Certificate Partnership) VRDN 3.83% due 08/01/2013 (a)(b)	21,305,000
	Escambia County, Florida Health Facilities Auth Rev (Azalea Trace Inc.) DDN:
10,630,000	(Series A) 3.83% due 11/15/2015 (a)	10,630,000
25,395,000	(Series B) 3.83% due 11/15/2029 (a)	25,395,000

See Notes to Financial Statements.

36	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Florida — (continued)
$16,433,000	Florida Local Government Finance Community Pool Loan Program (Series B) CP 3.70% due 07/14/2006	$16,433,000
36,975,000	Florida State (Merlots — Series A-22) VRDN 3.35% due 07/01/2027 (a)(b)	36,975,000
7,420,000	Florida State Board of Education (Putters — Series 473) VRDN 3.84% due 06/01/2011 (a)(b)	7,420,000
	Florida State Board of Education Capital Outlay VRDN:
4,900,000	(Eagle 20030025 CL-A) 3.84% due 06/01/2018 (a)(b)	4,900,000
4,500,000	(Eagle 720050057 CL-A) 3.84% due 06/01/2035 (a)(b)	4,500,000
10,100,000	Florida State Board of Education Capital Outlay Municipal Security Trust Rcpts (Series 138) VRDN 3.85% due 06/01/2032 (a)(b)	10,100,000
	Florida State Board of Education Public Education Municipal Securities Trust VRDN:
44,080,000	(Series SGA 102) 3.82% due 06/01/2029 (a)(b)	44,080,000
10,900,000	(Series SGB 63-A) 3.84% due 06/01/2035 (a)(b)	10,900,000
2,920,000	FSU Financial Assistance Inc., Florida Educational Athletic Facilities Rev (Municipal Securities Trust Rcpts — Series SGB 44-A) VRDN 3.84% due 10/01/2031 (a)(b)	2,920,000
5,000,000	Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series C) VRDN 3.82% due 11/15/2021 (a)	5,000,000
6,600,000	Hillsborough County, Florida Housing Finance Auth M/F Rev (Meridian Pointe Apartments Projects) VRDN 3.84% due 08/15/2037 (a)	6,600,000
	Jacksonville, Florida Economic Development Common Health Care Facilities Rev VRDN:
14,385,000	3.79% due 10/01/2015 (a)	14,385,000
20,300,000	3.79% due 10/01/2025 (a)	20,300,000
	Jacksonville, Florida PCR (Florida Power & Light — Series A) CP:
14,600,000	3.27% due 05/03/2006	14,600,000
35,960,000	3.25% due 05/04/2006	35,960,000
4,595,000	Jacksonville, Florida Sales Tax Rev (Merlots — Series B-26) VRDN 3.82% due 10/01/2027 (a)(b)	4,595,000
10,500,000	Jacksonville, Florida Health Facilities Auth Hospital Rev (Series A) DDN 3.67% due 08/15/2033 (a)	10,500,000
5,470,000	Jea, Florida Water & Sewer Systems Rev (Putters — Series 805) VRDN 3.84% due 10/01/2012 (a)(b)	5,470,000
	Lee County, Florida Hospital Board Directors Rev (Member Health System) DDN:
32,500,000	(Series A) 3.85% due 04/01/2025 (a)	32,500,000
55,605,000	(Series B) 3.85% due 04/01/2027 (a)	55,605,000
16,490,000	Lee County, Florida IDA Health Care Facilities Rev (Hope Hospice Project) DDN 3.79% due 10/01/2023 (a)	16,490,000
6,430,000	Lee County, Florida Transportation Facilities Rev (Floaters — 1247) VRDN 3.84% due 10/01/2027 (a)(b)	6,430,000
12,000,000	Leesburg, Florida Hospital Rev (The Villages Regional Hospital Project) VRDN 3.86% due 07/01/2036 (a)	12,000,000

Florida — (concluded)
$3,100,000	Miami-Dade County, Florida School Board Certificate Partnership (Putters — Series 534) VRDN 3.84% due 08/01/2011 (a)(b)	$3,100,000
	Miami-Dade County, Florida Special Obligation VRDN:
7,960,000	(Series Z-9) 3.87% due 04/17/2015 (a)(b)	7,960,000
325,000	(Series Z-9) 3.87% due 10/01/2035 (a)(b)	325,000
1,640,000	(Series Z-12) 3.87% due 05/15/2015 (a)(b)	1,640,000
	Municipal Securities Trust Certificate (Class A) DDN:
35,955,000	(Series 2001-115) 3.82% due 01/15/2015 (a)(b)	35,955,000
8,155,000	(Series 2001-131) 3.82% due 08/04/2016 (a)(b)	8,155,000
9,695,000	Municipal Securities Trust Certificate (Class A — Series 2001-161) Florida State Board Education Capital Outlay VRDN 3.82% due 01/30/2019 (a)(b)	9,695,000
13,315,000	Municipal Securities Trust Certificate (Class A — Series 2001-160) Florida State Board Education Lottery VRDN 3.82% due 05/06/2010 (a)(b)	13,315,000
	Orange County, Florida Health Facilities Auth Rev VRDN:
30,590,000	(Floaters — Series 531) 3.84% due 11/15/2021 (a)(b)	30,590,000
14,550,000	(Floaters — Series 830) 3.84% due 11/15/2022 (a)(b)	14,550,000
13,500,000	Orange County, Florida Health Facilities Auth Rev (Presbyterian Retirement — Series A) VRDN 3.86% due 11/01/2028 (a)	13,500,000
	Orange County, Florida School Board Certificate Partnership VRDN:
3,780,000	(Putters — Series 560) 3.84% due 08/01/2012 (a)(b)	3,780,000
3,500,000	(Putters — Series 738) 3.84% due 02/01/2013 (a)(b)	3,500,000
49,835,000	Palm Beach County, Florida Health Facilities Auth Rev (Bethesda Healthcare System Project) DDN 3.79% due 12/01/2031 (a)	49,835,000
6,270,000	Peace River/Manasota Regional Water Supply Auth Florida Rev (Eagle 20060033 CL-A) VRDN 3.84% due 10/01/2035 (a)	6,270,000
29,900,000	Pinellas County, Florida Health Facilities Auth Rev (Bayfront Projects) DDN 3.79% due 07/01/2034 (a)	29,900,000
6,300,000	Polk County, Florida IDA IDR (Lifepath Hospice Project) VRDN 3.80% due 08/01/2028 (a)	6,300,000
204,985,000	Saint Lucie County, Florida PCR (Florida Power & Light Co. Project) DDN 3.81% due 09/01/2028 (a)	204,985,000
7,375,000	Tallahassee, Florida Energy System Rev (Eagle 20060018 CL-A) VRDN 3.84% due 10/01/2035 (a)(b)	7,375,000
14,300,000	Tampa, Florida Sports Auth Rev Municipal Securities Rcpts (Series SGA 61) VRDN 3.82% due 01/01/2027 (a)(b)	14,300,000
2,995,000	Volusia County, Florida Educational Facilities Auth Rev (Putters — Series 886) VRDN 3.84% due 12/01/2012 (a)(b)	2,995,000
5,645,000	Volusia County, Florida Educational Facilities Auth Rev (ROCS RR II R 440) VRDN 3.85% due 10/15/2035 (a)(b)	5,645,000
3,490,000	West Palm Beach Florida Utilities Systems Rev (Floaters — Series 972) VRDN 3.84% due 10/01/2034 (a)(b)	3,490,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	37

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Georgia — 2.8%
$4,620,000	Albany-Dougherty County, Georgia Hospital Auth Rev VRDN 3.90% due 09/01/2020 (a)	$4,620,000
16,600,000	Appling County, Georgia Development Auth PCR (Power Co. Hatch Project) DDN 3.79% due 09/01/2029 (a)	16,600,000
20,400,000	Athens-Clarke County, Georgia University Government Development Auth Rev (University of Georgia Athletic Assn Project) DDN 3.79% due 09/01/2031 (a)	20,400,000
5,190,000	Atlanta, Georgia Airport Passenger Facilities Charge Rev (Floaters — Series 1283) VRDN 3.84% due 01/01/2033 (a)(b)	5,190,000
14,690,000	Atlanta, Georgia Development Auth Student Housing Rev (Putters — Series 1046) VRDN 3.84% due 09/01/2013 (a)(b)	14,690,000
17,500,000	Atlanta, Georgia Tax Allocation (Atlantic Station) VRDN 3.90% due 12/01/2024 (a)	17,500,000
	Atlanta, Georgia Urban Residential Finance Auth M/F Rev VRDN:
7,000,000	(Lindbergh City Center Apartments) 3.87% due 11/01/2044 (a)	7,000,000
7,000,000	(M Street Apartments Project) 3.87% due 03/01/2043 (a)	7,000,000
	Atlanta, Georgia Water & Wastewater Rev VRDN:
24,750,000	(Eagle 20060094 CL-A) 3.84% due 11/01/2043 (a)(b)	24,750,000
11,660,000	(Eagle 720050009 CL-A) 3.84% due 11/01/2043 (a)(b)	11,660,000
7,685,000	(Floaters — Series 1273) 3.84% due 11/01/2043 (a)(b)	7,685,000
5,260,000	Atlanta, Georgia Water & Wastewater Rev (Floating Rate Trust Rcpts — Series K-2) VRDN 3.90% due 11/01/2043 (a)(b)	5,260,000
3,000,000	Atlanta, Georgia Water & Wastewater Rev (Municipal Securities Trust Rcpts — Series SGA 145) VRDN 3.85% due 11/01/2033 (a)(b)	3,000,000
12,090,000	Burke County, Georgia Development Auth PCR (Oglethorpe Power Corp. — Series B) DDN 3.79% due 01/01/2020 (a)	12,090,000
10,000,000	Clayton County, Georgia Development Auth Facilities Rev (Delta Airlines — Series C) VRDN 3.93% due 05/01/2035 (a)	10,000,000
9,150,000	Cobb County, Georgia Housing Auth M/F Housing Rev (Walton Reserve Apartments Project) VRDN 3.84% due 10/01/2035 (a)	9,150,000
9,905,000	Colquitt County, Georgia Hospital Auth Rev VRDN 3.89% due 03/01/2023 (a)	9,905,000
16,425,000	Crisp County, Georgia Solid Waste Management Auth Rev VRDN 4.22% due 01/01/2023 (a)	16,425,000
13,000,000	Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical Center Inc. Project) VRDN 3.80% due 09/01/2035 (a)	13,000,000
22,955,000	Eagle Tax-Exempt Trust — State of Georgia (Series 991001) VRDN 3.84% due 11/01/2017 (a)(b)	22,955,000
5,395,000	Eclipse Funding Trust 2006-0024 (Solar Eclipse — Atlanta Georgia Development Auth) VRDN 3.83% due 09/01/2013 (a)(b)	5,395,000

Georgia — (concluded)
$10,080,000	Floyd County, Georgia Development Auth PCR (Power Co. Hammond Project) DDN 3.79% due 09/01/2026 (a)	$10,080,000
	Fulton County, Georgia Development Auth VRDN:
8,000,000	(Shepherd Center Inc. Project) 3.80% due 09/01/2035 (a)	8,000,000
7,200,000	(Siemens Energy Inc. Project) 3.80% due 12/15/2014 (a)	7,200,000
1,645,000	Fulton County, Georgia Water & Sewer Rev (Eagle 720050005 CL-A) VRDN 3.84% due 01/01/2035 (a)(b)	1,645,000
3,365,000	Gainsville & Hall County, Georgia Development Auth Rev (Atex Inc. Project) VRDN 3.92% due 09/01/2023 (a)	3,365,000
	Gainsville & Hall County, Georgia Development Auth Rev (Senior Living Facilities — Lanier) DDN:
4,315,000	(Series A) 3.83% due 11/15/2010 (a)	4,315,000
4,150,000	(Series C) 3.83% due 11/15/2030 (a)	4,150,000
	Georgia State Local Government Certificate Partnership (Macon Trust — Series 2002-0) VRDN:
4,515,000	3.88% due 12/01/2022 (a)(b)	4,515,000
4,515,000	3.88% due 06/01/2028 (a)(b)	4,515,000
2,765,000	Gwinnett County, Georgia Development Auth Certificate Partnership (ROCS RR II R 6009) VRDN 3.84% due 01/01/2021 (a)(b)	2,765,000
	Gwinnett County, Georgia Development Auth Rev VRDN:
3,680,000	(Barcoview LLC Project) 3.95% due 07/01/2018 (a)	3,680,000
5,000,000	(Wesleyan School Inc. Project) 3.80% due 09/01/2025 (a)	5,000,000
39,795,000	Macon-Bibb County, Georgia Hospital Auth Rev (Central Georgia Health) DDN 3.79% due 05/01/2030 (a)	39,795,000
25,000,000	Macon-Bibb County, Georgia Hospital Auth Rev (Medical Center — Central Georgia) VRDN 3.79% due 08/01/2035 (a)	25,000,000
19,950,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev (Putters — Series 312) VRDN 3.84% due 07/01/2021 (a)(b)	19,950,000
9,405,000	Private Colleges & Universities Auth Rev (Mercer University Project) VRDN 3.89% due 10/01/2032 (a)	9,405,000
1,740,000	Thomaston-Upson County, Georgia IDA Rev (Thomaston Manufacturing Project) VRDN 3.95% due 12/01/2011 (a)	1,740,000
Hawaii — 0.3%
	Hawaii State VRDN:
14,300,000	(ROCS RR II R 6062) 3.84% due 03/01/2026 (a)(b)	14,300,000
1,985,000	(ROCS RR II R 6504) 3.84% due 10/01/2024 (a)(b)	1,985,000
15,000,000	Hawaii State Development Budget & Financial Rev (Putters — Series 834) VRDN 3.86% due 07/01/2009 (a)(b)	15,000,000
	Honolulu Hawaii City & County VRDN:
7,500,000	(Eagle 720050052 CL-A) 3.84% due 07/01/2024 (a)(b)	7,500,000
3,072,500	(Floaters — Series 1115) 3.84% due 07/01/2023 (a)(b)	3,072,500

See Notes to Financial Statements.

38	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Idaho — 0.1%
$4,250,000	Idaho Housing & Finance Assn Nonprofit Facilities Rev (Albertson College Project) VRDN 3.81% due 11/01/2021 (a)	$4,250,000
6,050,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments Project) VRDN 3.84% due 05/01/2032 (a)	6,050,000
1,145,000	Madison, Idaho EDC IDR (Floyd Wilcox & Sons Inc. Project) VRDN 3.93% due 08/01/2012 (a)	1,145,000
Illinois — 8.9%
2,015,000	Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN 4.00% due 10/01/2018 (a)	2,015,000
24,082,500	Aurora, Illinois Kane Dupage County & Springfield Illinois Sangamon County S/F (Floaters — Series 1021) VRDN 3.87% due 09/01/2006 (a)(b)	24,082,500
	Aurora, Illinois S/F Mortgage Rev VRDN:
57,730,000	(Floaters — Series 1152) 3.87% due 06/01/2040 (a)(b)	57,730,000
5,288,000	(Floaters — Series 1154) 3.87% due 06/01/2040 (a)(b)	5,288,000
	Chicago, Illinois VRDN:
4,800,000	(Eagle 20030006 CL-A) 3.84% due 01/01/2042 (a)(b)	4,800,000
5,745,000	(Floaters — Series 1067) 3.84% due 01/01/2034 (a)(b)	5,745,000
3,380,000	(Floaters — Series 1110) 3.84% due 01/01/2034 (a)(b)	3,380,000
19,700,000	(Putters — Series 1277) 3.84% due 01/01/2014 (a)(b)	19,700,000
13,200,000	(Putters — Series 1278) 3.84% due 01/01/2014 (a)(b)	13,200,000
6,500,000	(Putters — Series 1287) 3.84% due 01/01/2014 (a)(b)	6,500,000
15,605,000	(Putters — Series 1288) 3.84% due 01/01/2014 (a)(b)	15,605,000
	Chicago, Illinois Board Education VRDN:
2,360,000	(Eagle 720050058 CL-A) 3.84% due 12/01/2031 (a)(b)	2,360,000
5,050,000	(Floaters — Series 1063) 3.90% due 12/01/2020 (a)(b)	5,050,000
3,300,000	(Floaters — Series Z-11) 3.87% due 11/12/2019 (a)(b)	3,300,000
11,435,000	(Merlots — Series A-15) 3.82% due 12/01/2027 (a)(b)	11,435,000
1,905,000	(Series Z-8) 3.87% due 10/28/2025 (a)(b)	1,905,000
	Chicago, Illinois IDR VRDN:
7,000,000	(Enterprise Center VIII Project) 3.88% due 06/01/2022 (a)	7,000,000
2,190,000	(Trendler Components Inc. Project) 3.92% due 11/01/2017 (a)	2,190,000
8,000,000	Chicago, Illinois O’Hare International Airport Facilities Rev (O’Hare Technical Center II Project) VRDN 3.88% due 03/01/2037 (a)	8,000,000
	Chicago, Illinois O’Hare International Airport Rev VRDN:
31,900,000	(Eagle 20060020 CL-A) 3.84% due 01/01/2033 (a)(b)	31,900,000
6,200,000	(Eagle 20060056 CL-A) 3.84% due 01/01/2033 (a)(b)	6,200,000
31,680,000	(Eagle 720053025 CL-A) 3.84% due 01/03/2033 (a)(b)	31,680,000
5,215,000	(Floaters — Series 1284) 3.84% due 01/01/2033 (a)(b)	5,215,000

Illinois — (continued)
$5,300,000	(Merlots — Series D-12) 3.82% due 01/01/2025 (a)(b)	$5,300,000
7,440,000	(Putters — Series 670) 3.87% due 01/01/2012 (a)(b)	7,440,000
2,500,000	(ROCS RR II R 239) 3.88% due 01/01/2022 (a)(b)	2,500,000
10,900,000	(ROCS RR II R 494) 3.84% due 01/01/2026 (a)(b)	10,900,000
5,000,000	(ROCS RR II R 522) 3.84% due 01/01/2023 (a)(b)	5,000,000
	Chicago, Illinois Park District VRDN:
7,070,000	(Merlots — Series A-61) 3.82% due 01/01/2021 (a)(b)	7,070,000
11,415,000	(Putters — Series 521) 3.84% due 07/01/2012 (a)(b)	11,415,000
2,890,000	(Putters — Series 974) 3.84% due 01/01/2013 (a)(b)	2,890,000
22,470,000	Chicago, Illinois Sales Tax Rev (Merlots — Series AAA) VRDN 3.82% due 01/01/2034 (a)	22,470,000
3,900,000	Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot Industries Inc. Project) VRDN 3.96% due 12/01/2015 (a)	3,900,000
	Chicago, Illinois Wastewater Transmission Rev VRDN:
10,050,000	(Merlots — Series A-125) 3.82% due 01/01/2030 (a)(b)	10,050,000
2,380,000	(Series O) 3.84% due 01/01/2030 (a)	2,380,000
	Cook County, Illinois VRDN:
3,575,000	(Merlots — Series B-11) 3.82% due 11/15/2025 (a)(b)	3,575,000
2,400,000	(Putters — Series 559) 3.84% due 05/15/2012 (a)(b)	2,400,000
6,270,000	(Putters — Series 566) 3.84% due 11/15/2012 (a)(b)	6,270,000
1,925,000	Des Plaines, Illinois IDR (414 East Golf Road LLC Project) VRDN 3.95% due 05/01/2017 (a)	1,925,000
10,840,000	Eagle Tax-Exempt Trust (Series 02-6002) VRDN 3.84% due 04/01/2022 (a)(b)	10,840,000
	Eagle Tax-Exempt Trust — Metropolitan Pier & Exposition (Series 02-6001) VRDN:
5,000,000	3.84% due 12/15/2028 (a)(b)	5,000,000
6,150,000	3.84% due 06/15/2042 (a)(b)	6,150,000
15,170,000	Eclipse Funding Trust 2006-0005 (Solar Eclipse — Chicago, Illinois O’Hare International Airport Rev VRDN 3.83% due 01/01/2014 (a)(b)	15,170,000
4,000,000	Eclipse Funding Trust 2006-0006 (Solar Eclipse — Illinois State) VRDN 3.83% due 04/01/2027 (a)(b)	4,000,000
15,595,000	Eclipse Funding Trust 2006-0007 (Solar Eclipse — Springfield, Illinois Electric Rev) VRDN 3.83% due 03/01/2030 (a)(b)	15,595,000
2,425,000	Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN 3.95% due 06/01/2025 (a)	2,425,000
2,440,000	Illinois Development Finance Auth IDR (Design Automotive LLC Project) VRDN 3.95% due 06/01/2011 (a)	2,440,000
	Illinois Development Finance Auth Rev (Palos Community Hospital) VRDN:
12,000,000	3.83% due 11/15/2011 (a)	12,000,000
10,000,000	3.83% due 09/01/2015 (a)	10,000,000
45,700,000	3.83% due 11/15/2024 (a)	45,700,000
1,795,000	Illinois Development Finance Auth IDR (Rockford College Project) VRDN 3.90% due 02/01/2021 (a)	1,795,000
	Illinois Educational Facilities Auth Rev (Art Institute of Chicago) VRDN:
28,250,000	3.83% due 03/01/2027 (a)	28,250,000
23,250,000	3.87% due 03/01/2027 (a)	23,250,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	39

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Illinois — (continued)
$13,800,000	Illinois Educational Facilities Auth Rev (Concordia University River Project) VRDN 3.84% due 10/01/2031 (a)	$13,800,000
9,600,000	Illinois Educational Facilities Auth Student Housing Rev (ITT State Street Corp. — Series A) VRDN 3.84% due 06/01/2033 (a)	9,600,000
	Illinois Finance Auth Rev (Central Dupage Health) VRDN:
12,500,000	(Series B) 3.81% due 11/01/2038 (a)	12,500,000
25,300,000	(Series C) 3.81% due 11/01/2038 (a)	25,300,000
7,000,000	Illinois Finance Auth Rev (Mercy Alliance Project) VRDN 3.82% due 02/15/2035 (a)	7,000,000
25,500,000	Illinois Finance Auth Rev (Northwestern Member — Series B-1) DDN 3.81% due 08/15/2038 (a)	25,500,000
9,900,000	Illinois Finance Auth Rev (Rest Haven Christian Service — Series B) VRDN 3.82% due 11/15/2034 (a)	9,900,000
	Illinois Health Facilities Auth Rev (Central Dupage Health) DDN:
46,025,000	(Series B) 3.83% due 11/01/2027 (a)	46,025,000
49,000,000	(Series C) 3.83% due 11/01/2027 (a)	49,000,000
	Illinois Health Facilities Auth Rev (Northwestern Member Hospital) DDN:
2,060,000	(Series B) 3.81% due 06/01/2032 (a)	2,060,000
58,040,000	(Series B) 3.81% due 07/01/2032 (a)	58,040,000
30,000,000	(Series C) 3.81% due 08/15/2032 (a)	30,000,000
16,695,000	Illinois Health Facilities Auth Rev (Memorial Health System) DDN 3.87% due 10/01/2022 (a)	16,695,000
12,275,000	Illinois Health Facilities Auth Rev (Palos Community Hospital — Series B) VRDN 3.83% due 12/01/2015 (a)	12,275,000
18,480,000	Illinois Health Facilities Auth Rev (Resurrection Health Care — Series B) VRDN 3.81% due 05/15/2035 (a)	18,480,000
10,000,000	Illinois Health Facilities Auth Rev (Series A) VRDN 3.83% due 10/01/2010 (a)	10,000,000
	Illinois State VRDN:
4,295,000	(Merlots — Series A-124) 3.82% due 11/01/2026 (a)(b)	4,295,000
4,975,000	(Merlots — Series B-05) 3.82% due 07/01/2022 (a)(b)	4,975,000
28,900,000	Illinois State Municipal Securities Trust Rcpts (SGA 103) VRDN 3.82% due 08/01/2024 (a)(b)	28,900,000
	Illinois State Toll Highway Auth Rev VRDN:
9,470,000	(Putters — Series 963) 3.84% due 01/01/2013 (a)(b)	9,470,000
6,965,000	(Putters — Series 1014) 3.84% due 07/01/2013 (a)(b)	6,965,000
7,430,000	(ROCS RR II R 4073) 3.84% due 01/01/2023 (a)(b)	7,430,000
	Illinois Student Assistance Loan Rev (Series A) VRDN:
2,800,000	3.90% due 09/01/2031 (a)	2,800,000
10,350,000	3.90% due 09/01/2032 (a)	10,350,000
17,500,000	3.90% due 09/01/2034 (a)	17,500,000
	Lake County, Illinois Community School District VRDN:
20,515,000	(Merlots — Series D-04) 3.82% due 11/01/2025 (a)(b)	20,515,000

Illinois — (concluded)
$5,800,000	(Putters — Series 329) 3.87% due 12/01/2014 (a)(b)	$5,800,000
2,160,000	Macon County, Illinois Rev (Millikin University) VRDN 3.82% due 10/01/2031 (a)	2,160,000
	Metropolitan Pier & Exposition Auth (Illinois Dedicated State Tax Rev) VRDN:
3,500,000	(Eagle 20040030 CL-A) 3.84% due 06/15/2042 (a)(b)	3,500,000
755,000	(Floaters — Series Z-1) 3.87% due 10/08/2010 (a)(b)	755,000
6,245,000	(Floaters — Series Z-8) 3.87% due 12/24/2019 (a)(b)	6,245,000
2,600,000	(Floaters — Series Z-14) 3.87% due 12/30/2025 (a)(b)	2,600,000
18,005,000	(Series Z-5) 3.87% due 04/03/2034 (a)(b)	18,005,000
12,160,000	Municipal Securities Trust Certificates (Allegheny Co. Port Auth Rev Class A — Series 2001-121) VRDN 3.82% due 12/22/2009 (a)(b)	12,160,000
12,495,000	Municipal Securities Trust Certificates (Class A — Series 2001-124) VRDN 3.82% due 08/20/2014 (a)(b)	12,495,000
11,400,000	Municipal Securities Trust Certificates (Illinois Finance Auth Gas Light & Coke Co. — Series 2006-253) VRDN 3.85% due 05/12/2014 (a)(b)	11,400,000
9,500,000	Municipal Securities Trust Certificates (Chicago, Illinois Board of Education — Series 2005-237) VRDN 3.92% due 01/04/2024 (a)(b)	9,500,000
12,100,000	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport Class A — Series 93) DDN 3.84% due 10/04/2012 (a)(b)	12,100,000
8,530,000	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport — Series 2005-248) VRDN 3.85% due 12/18/2013 (a)(b)	8,530,000
	Regional Transportation Auth VRDN:
2,950,000	(Eagle 720050003 CL-A) 3.84% due 06/01/2034 (a)(b)	2,950,000
2,895,000	(Eagle 720050028 Cl-A) 3.84% due 06/01/2027 (a)(b)	2,895,000
32,732,500	(Floaters — Series D-818) 3.84% due 07/01/2033 (a)(b)	32,732,500
13,510,000	(Merlots — Series A-24) 3.82% due 07/01/2032 (a)(b)	13,510,000
4,910,000	(Merlots — Series A-41) 3.82% due 06/01/2017 (a)(b)	4,910,000
5,200,000	(Series O) 3.84% due 06/01/2033 (a)(b)	5,200,000
20,100,000	Romeoville, Illinois Rev (Lewis University) DDN 3.81% due 10/01/2036 (a)	20,100,000
4,075,000	Southern Illinois University Rev (Putters — Series 562) VRDN 3.84% due 04/01/2012 (a)(b)	4,075,000
11,090,000	Springfield, Illinois Election Rev (Eagle 20060026 CL-A) VRDN 3.84% due 03/01/2035 (a)(b)	11,090,000
11,205,000	Will County, Illinois Community School District (Floaters — Series Z-13) VRDN 3.87% due 11/09/2021 (a)(b)	11,205,000
12,905,000	Will County, Illinois M/F Housing Rev (Woodlands Crest Hill) VRDN 3.88% due 02/15/2031 (a)	12,905,000
7,735,000	Will County, Illinois School District (Putters — Series 993) VRDN 3.84% due 05/01/2018 (a)(b)	7,735,000
Indiana — 2.5%
1,155,000	Allen County, Indiana EDR (Waterfurnace International Inc.) VRDN 3.97% due 11/01/2014 (a)	1,155,000

See Notes to Financial Statements.

40	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Indiana — (continued)
$7,005,000	Anderson, Indiana School Bldg Corp. (Putters — Series 1093) VRDN 3.84% due 07/15/2013 (a)(b)	$7,005,000
6,305,000	Avon, Indiana 2000 Community Bldg Corp. (Putters — Series 1055) VRDN 3.84% due 07/15/2013 (a)(b)	6,305,000
3,475,000	Baugo, Indiana School Bldg Corp. (Floaters — Series 676) VRDN 3.84% due 01/15/2010 (a)(b)	3,475,000
845,000	Bloomington, Indiana EDR (Bloomington Square Project) VRDN 4.05% due 12/01/2008 (a)	845,000
2,000,000	Crawfordsville, Indiana EDR Rev (Performance Master LLC Project) VRDN 3.98% due 10/01/2018 (a)	2,000,000
6,660,000	Crown Point, Indiana Multi-School Bldg Corp. (Putters — Series 1056) VRDN 3.84% due 07/15/2013 (a)(b)	6,660,000
1,720,000	Dearborn County, Indiana EDR (D& S Machine Products Inc.) VRDN 3.93% due 04/01/2018 (a)	1,720,000
5,000,000	Eclipse Funding Trust 2006-0015 (Solar Eclipse — Wayne Township Indiana Marion County School) VRDN 3.83% due 07/15/2014 (a)(b)	5,000,000
3,480,000	Elkhart County, Indiana (Putters — Series 553) VRDN 3.84% due 12/01/2023 (a)(b)	3,480,000
2,680,000	Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 3.93% due 08/01/2012 (a)	2,680,000
6,555,000	Fort Wayne, Indiana EDR (Nemcomed Project) VRDN 3.92% due 11/01/2021 (a)	6,555,000
6,010,000	Greencastle, Indiana IDR (Crown Equipment Corp. Project) VRDN 3.89% due 02/01/2011 (a)	6,010,000
32,500,000	Indiana Bond Bank (Advance Funding Program) BAN 4.50% due 02/01/2007	32,780,682
15,000,000	Indiana Health & Educational Facilities Auth Hospital Rev (Howard Regional Health System Project — Series A) DDN 3.87% due 01/01/2035 (a)	15,000,000
	Indiana Health Facilities Auth Rev (Ascension Health Credit) FXRDN:
8,000,000	(Series A-1) 2.74% due 07/03/2006	8,000,000
10,000,000	(Series A-3) 3.35% due 01/30/2007	10,000,000
8,700,000	Indiana Health Facilities Auth Rev (Margaret Mary Community Hospital — Series A) VRDN 3.87% due 12/01/2029 (a)	8,700,000
3,495,000	Indiana Municipal Power Agency (Power Supply System Rev — Floaters — Series 1108) VRDN 3.84% due 01/01/2032 (a)(b)	3,495,000
40,250,000	Indiana State Development Finance Environmental Rev (PSI Energy Inc. Project — Series B) VRDN 3.91% due 12/01/2038 (a)	40,250,000
8,760,000	Indiana State Development Finance Auth Rev (Cathedral High) DDN 3.87% due 09/01/2026 (a)	8,760,000
1,850,000	Indiana State Development Finance Auth Rev EDR (Indianapolis Urban League) VRDN 3.92% due 01/01/2020 (a)	1,850,000
19,520,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) DDN 3.84% due 12/01/2032 (a)	19,520,000

Indiana — (concluded)
	Indiana State Development Finance Auth Solid Waste Disposal Rev (Waste Management Inc.) VRDN:
$12,500,000	(Series A) 3.85% due 10/01/2025 (a)	$12,500,000
7,000,000	(Series B) 3.85% due 10/01/2025 (a)	7,000,000
3,000,000	Indiana State Finance Auth EDR (Goodwill Industry Michiana — Series A) VRDN 3.87% due 01/01/2026 (a)	3,000,000
19,040,000	Indiana State Office Bldge Community Facilities Rev (Merlots — Series B-17) VRDN 3.82% due 07/01/2023 (a)(b)	19,040,000
	Indiana Transportation Finance Auth Highway Rev VRDN:
2,336,500	(Floaters — Series 942-D) 3.84% due 12/01/2022 (a)(b)	2,336,500
1,995,000	(Merlots — Series B-21) 3.82% due 12/01/2022 (a)(b)	1,995,000
6,315,000	Indiana University Rev (ROCS RR II R 6508) VRDN 3.84% due 08/01/2021 (a)(b)	6,315,000
3,860,000	Indianapolis, Indiana EDR (New Bridges Airports Project) VRDN 3.86% due 06/01/2035 (a)	3,860,000
43,500,000	Indianapolis, Indiana Gas Utility Rev CP 3.40% due 05/01/2006	43,500,000
5,020,000	Indianapolis, Indiana Gas Utility Rev (Merlots — Series A-50) VRDN 3.82% due 06/01/2013 (a)(b)	5,020,000
4,000,000	Indianapolis, Indiana Local Public Bond Bank (Floaters — Series Z-7) VRDN 3.87% due 09/09/2019 (a)(b)	4,000,000
2,295,000	Kendallville, Indiana EDR (Bollhoff Rivut Project) VRDN 3.92% due 02/01/2025 (a)	2,295,000
8,100,000	Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 3.86% due 08/01/2017 (a)	8,100,000
8,215,000	Mount Vernon of Hancock County, Indiana Multi-School Bldg Corp. (ROCS RR II R 2197) VRDN 3.84% due 01/15/2023 (a)(b)	8,215,000
5,805,000	Noblesville, Indiana Bldg Corp. (Putters — Series 1068) VRDN 3.55% due 07/15/2013 (a)(b)	5,805,000
5,625,000	Shelbyville, Indiana Central Renovation School Bldg Corp. (Putters — Series 1075) VRDN 3.55% due 07/15/2013 (a)(b)	5,625,000
5,170,000	Sunman-Dearborn, Indiana High School Bldg Corp. (Putters — Series 671) VRDN 3.84% due 01/15/2013 (a)(b)	5,170,000
Iowa — 1.1%
37,565,000	Iowa City, Iowa Rev (Act Inc.) DDN 3.92% due 04/01/2032 (a)	37,565,000
	Iowa Finance Auth Retirement Community Rev (Series B) DDN:
5,810,000	(Deerfield Retirement) 3.81% due 12/01/2033 (a)	5,810,000
6,500,000	(Wesley Retirement) 3.79% due 12/01/2033 (a)	6,500,000
	Iowa Finance Auth Rev (Museum of Art Foundation) DDN:
13,150,000	3.87% due 06/01/2033 (a)	13,150,000
14,500,000	3.87% due 10/01/2033 (a)	14,500,000
7,180,000	Iowa Higher Educational Loan Auth Rev (Buena Vista University Project) VRDN 3.96% due 12/01/2012 (a)	7,180,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	41

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Iowa — (concluded)
	Iowa Higher Educational Loan Auth Rev (Private Colleges — Des Moines) DDN:
$6,600,000	3.87% due 10/01/2024 (a)	$6,600,000
10,090,000	3.87% due 10/01/2033 (a)	10,090,000
2,000,000	Iowa Higher Educational Loan Auth Rev (University Dubuque — Series C) RAN 4.75% due 05/24/2006	2,001,214
	Louisa County, Iowa PCR (Iowa G&E Co) VRDN:
3,900,000	3.90% due 03/01/2017 (a)	3,900,000
19,500,000	(Series A) 3.90% due 09/01/2016 (a)	19,500,000
15,370,000	Municipal Securities Trust Certificates Class A (Iowa Finance Auth Hospital Facilities Rev Health System — Series 26) VRDN 3.85% due 06/01/2010 (a)	15,370,000
11,810,000	Tobacco Settlement Auth Iowa (ROCS RR II R 456 CE) VRDN 3.86% due 06/01/2046 (a)(b)	11,810,000
Kansas — 0.7%
7,660,000	Johnson County, Kansas Public Bldg Community Lease Rev (Putters — Series 528) VRDN 3.84% due 09/01/2010 (a)(b)	7,660,000
5,160,000	Johnson County, Kansas School District Shawnee Mission (Putters — Series 512) VRDN 3.84% due 10/01/2012 (a)(b)	5,160,000
4,180,000	Kansas State Department Transportation Highway Rev (ROCS RR II R 6020) VRDN 3.84% due 03/01/2019 (a)(b)	4,180,000
11,300,000	Kansas State Development Finance Auth Lease Rev (Series 2-J) DDN 3.82% due 12/01/2034 (a)	11,300,000
23,300,000	Kansas State Development Finance Auth Lease Rev (Sisters of Charity — Series D) DDN 3.81% due 12/01/2031 (a)	23,300,000
3,640,000	Lawrence, Kansas Industrial Rev (Prosoco Inc. Project — Series A) VRDN 3.94% due 12/01/2018 (a)	3,640,000
4,200,000	Lenexa, Kansas M/F Housing Rev (Meadows Apartments Project — Series A) VRDN 3.85% due 04/15/2035 (a)	4,200,000
2,800,000	Reno County & Labette County, Kansas S/F Mortgage Rev (Floaters — Series 915) VRDN 3.87% due 12/01/2015 (a)(b)	2,800,000
33,250,000	University of Kansas Hospital Auth Health Facilities Rev DDN 3.82% due 09/01/2034 (a)	33,250,000
3,685,000	Wyandotte County, Kansas (ROCS RR II R 410 CE) VRDN 3.87% due 12/01/2020 (a)(b)	3,685,000
Kentucky — 2.7%
1,005,000	Boone County, Kentucky IBR (Diocesan Educational Projects) VRDN 3.98% due 11/01/2018 (a)	1,005,000
14,769,000	Breckinridge County, Kentucky Lease Program Rev (Kentucky Assn Countys Leasing — Series A) DDN 3.81% due 02/01/2032 (a)	14,769,000
2,400,000	Carroll County, Kentucky PCR CP 3.42% due 05/15/2006	2,400,000
2,310,000	Crestview Hills, Kentucky IBR (Thomas More Project) VRDN 3.88% due 11/01/2018 (a)	2,310,000
1,165,000	Dayton, Kentucky IBR (Willow Green Project) VRDN 3.98% due 08/01/2020 (a)	1,165,000
4,030,000	Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN 3.85% due 04/01/2020 (a)	4,030,000

Kentucky — (concluded)
$2,700,000	Graves County, Kentucky Solid Waste Disposal Rev (Waste Management Kentucky LLC Project) VRDN 3.89% due 03/01/2021 (a)	$2,700,000
14,490,000	Hopkins County, Kentucky Hospital Rev (Floaters — Series 730) VRDN 3.84% due 11/15/2011 (a)(b)	14,490,000
	Jefferson County, Kentucky PCR CP:
5,000,000	(Series 92-A) 3.39% due 05/22/2006	5,000,000
26,000,000	(Series 92-A) 3.50% due 05/23/2006	26,000,000
10,000,000	(Series 93-A) 3.20% due 05/01/2006	10,000,000
35,200,000	(Series 93-A) 3.27% due 05/03/2006	35,200,000
36,900,000	Kenton County, Kentucky Airport Board of Special Facilities Rev (Airis Cincinnati — Series A) VRDN 3.90% due 07/01/2032 (a)	36,900,000
4,590,000	Kenton County, Kentucky Educational Rev (St. Pius X School District Projects) VRDN 3.88% due 06/01/2023 (a)	4,590,000
5,360,000	Kentucky State Turnpike Auth EDR (Floaters — Series 1061) VRDN 3.45% due 07/01/2018 (a)(b)	5,360,000
20,000,000	Kentucky State Turnpike Auth Resource Recovery Rev (Floaters — Series 488) VRDN 3.84% due 07/01/2007 (a)(b)	20,000,000
5,600,000	Louisville & Jefferson County, Kentucky (Sewer & Drain System Rev — ROCS RR II R 304) VRDN 3.84% due 05/15/2037 (a)(b)	5,600,000
7,400,000	Mercer County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 3.42% due 05/15/2006	7,400,000
5,000,000	Minor Lane Heights, Kentucky Solid Waste Disposal Rev (Waste Management Kentucky LLC Project) VRDN 3.89% due 03/01/2021 (a)	5,000,000
2,400,000	Muhlenberg County, Kentucky PCR (Kentucky Utility Co. — Series A) CP 3.42% due 05/15/2006	2,400,000
1,450,000	Ohio County, Kentucky Solid Waste Disposal Rev (Waste Management Kentucky LLC Project) VRDN 3.89% due 03/01/2021 (a)	1,450,000
42,985,000	Shelby County, Kentucky Lease Rev (Series A) DDN 3.81% due 09/01/2034 (a)	42,985,000
	Trimble County, Kentucky PCR CP:
27,500,000	3.20% due 05/01/2006	27,500,000
35,000,000	3.25% due 05/01/2006	35,000,000
30,000,000	3.25% due 05/04/2006	30,000,000
30,000,000	3.24% due 05/05/2006	30,000,000
Louisiana — 2.9%
4,500,000	Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake) VRDN 3.91% due 06/01/2025 (a)	4,500,000
6,000,000	Eagle Tax-Exempt Trust — New Orleans, Louisiana VRDN 3.87% due 12/01/2021 (a)(b)	6,000,000
3,620,000	East Baton Rouge, Louisiana Mortgage Finance Auth S/F Rev (Floaters — Series 996) VRDN 3.90% due 06/02/2008 (a)(b)	3,620,000
	Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall Auth Special Tax) VRDN:
8,100,000	(ROCS RR II R 4038) 3.87% due 07/15/2023 (a)(b)	8,100,000
10,575,000	(ROCS RR II R 4060) 3.55% due 07/15/2022 (a)(b)	10,575,000
37,486,625	Jefferson Parish, Louisiana Home Mortgage Auth S/F Mortgage Rev (Series B) FXRDN 4.11% due 12/01/2006	37,486,625

See Notes to Financial Statements.

42	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Louisiana — (concluded)
$12,000,000	Jefferson Parish, Louisiana Hospital Service Rev (Putters — Series 522) VRDN 3.86% due 12/01/2008 (a)(b)	$12,000,000
13,970,000	Lafayett, Louisiana Utilities Rev (Merlots — Series B-23) VRDN 3.82% due 11/01/2028 (a)(b)	13,970,000
	Louisiana Housing Finance Agency Mortgage Rev VRDN:
15,928,000	(Floaters — Series 1066) 3.90% due 03/01/2036 (a)(b)	15,928,000
41,831,500	(Floaters — Series 1069) 3.90% due 12/01/2047 (a)(b)	41,831,500
29,750,000	(Floaters — Series 1224) 3.88% due 12/01/2047 (a)(b)	29,750,000
4,204,672	Louisiana Housing Finance Agency Mortgage Rev S/F FXRDN 4.86% due 06/08/2006	4,204,672
2,360,000	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (Northwestern State University Student Housing — Series A) VRDN 3.88% due 08/01/2034 (a)	2,360,000
	Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN:
18,650,000	3.88% due 12/01/2038 (a)	18,650,000
3,400,000	3.88% due 12/01/2039 (a)	3,400,000
	Louisiana Public Facilities Auth Rev RAN:
9,925,000	(Series B) 4.50% due 10/19/2006	9,992,663
3,165,000	(Series C) 4.50% due 10/19/2006	3,186,577
	Louisiana State Gas & Fuels Tax Rev VRDN:
9,900,000	(Eagle 20060073 CL-A) 3.84% due 05/01/2035 (a)(b)	9,900,000
56,430,000	(Eagle 0060030 CL-A) 3.84% due 05/01/2035 (a)(b)	56,430,000
30,000,000	(Eagle 720050038 CL-A) 3.84% due 05/01/2035 (a)(b)	30,000,000
31,890,000	(Floaters — Series 1127) 3.45% due 05/01/2035 (a)(b)	31,890,000
7,655,000	(Putters — Series 1065) 3.84% due 05/01/2013 (a)(b)	7,655,000
11,165,000	Louisiana State University & Agricultural & Mechanical College Board Supervisors Rev VRDN 3.81% due 07/01/2032 (a)	11,165,000
	New Orleans, Louisiana Finance Auth S/F Mortgage Rev VRDN:
13,490,000	(Floaters — Series 990) 3.90% due 06/02/2008 (a)(b)	13,490,000
3,840,000	(Floaters — Series 1137) 3.95% due 12/01/2044 (a)(b)	3,840,000
4,400,000	(Floaters — Series 1185) 3.93% due 06/01/2006 (a)(b)	4,400,000
20,000,000	Saint James Parish, Louisiana PCR (Texaco Project — Series A) CP 3.32% due 05/11/2006	20,000,000
Maine — 0.2%
360,000	Eastport, Maine IDR (Passamaquoddy Tribe) VRDN 3.90% due 11/01/2006 (a)	360,000
1,090,000	Grey, Maine Rev (Advance Realty Project) VRDN 3.82% due 10/01/2011 (a)	1,090,000
23,765,000	Maine Finance Auth Rev (Jackson Lab Issue — Series 2002) VRDN 3.84% due 07/01/2031 (a)	23,765,000

Maryland — 0.6%
	Carroll County, Maryland Rev (Fairhaven & Copper) VRDN:
$5,265,000	(Series A) 3.82% due 01/01/2034 (a)	$5,265,000
2,645,000	(Series B) 3.80% due 01/01/2034 (a)	2,645,000
14,600,000	Maryland State Community Development Administration Department Housing FXRDN 3.12% due 11/24/2006	14,600,000
	Maryland State Health & Higher Educational Facilities Auth Rev (Adventist Healthcare) VRDN:
16,875,000	(Series A) 3.80% due 01/01/2035 (a)	16,875,000
16,000,000	(Series B) 3.82% due 01/01/2021 (a)	16,000,000
22,000,000	Montgomery County, Maryland EDR (Riderwood Village Inc. Project) VRDN 3.83% due 03/01/2034 (a)	22,000,000
Massachusetts — 3.4%
10,000,000	ABN-AMRO Muni Tops — Massachusetts (Series 2005-34) VRDN 3.83% due 08/15/2013 (a)(b)	10,000,000
	Massachusetts State VRDN:
28,631,000	(Floater Certificates — Series 716-D) 3.83% due 08/01/2018 (a)(b)	28,631,000
3,000,000	(Floaters — Series 1015) 3.43% due 08/01/2021 (a)(b)	3,000,000
5,170,000	(Floaters — Series 1279) 3.83% due 03/01/2023 (a)(b)	5,170,000
5,790,000	(ROCS RR II R 6050) 3.84% due 09/01/2022 (a)(b)	5,790,000
8,000,000	(Series BB) 3.83% due 09/06/2013 (a)	8,000,000
3,950,000	(Series C) 3.83% due 08/01/2030 (a)	3,950,000
	Massachusetts State Development Finance Agency CP:
40,000,000	3.43% due 05/11/2006	40,000,000
16,472,000	3.35% due 05/16/2006	16,472,000
	Massachusetts State Development Finance Agency VRDN:
8,645,000	(Bancroft School) 3.82% due 09/01/2031 (a)	8,645,000
9,850,000	(Cordis Mills LLC) 3.86% due 12/01/2032 (a)	9,850,000
3,945,000	(Dexter School Project) 3.82% due 05/01/2031 (a)	3,945,000
10,000,000	(Fessenden School) 3.84% due 08/01/2031 (a)	10,000,000
14,195,000	(Gordon College) 3.82% due 09/01/2032 (a)	14,195,000
15,415,000	(Groton School) 3.84% due 03/01/2034 (a)	15,415,000
4,840,000	(Lesley University) 3.84% due 07/01/2033 (a)	4,840,000
24,460,000	(Suffolk University Asset Guaranty) 3.87% due 07/01/2032 (a)	24,460,000
10,200,000	(Suffolk University — Series A) 3.84% due 07/01/2035 (a)	10,200,000
17,870,000	(Wentworth Institute of Technology) 3.82% due 10/01/2030 (a)	17,870,000
28,915,000	(Wentworth Institute of Technology) 3.87% due 10/01/2033 (a)	28,915,000
5,100,000	(Wilbraham & Monson Academy) 3.82% due 09/01/2036 (a)	5,100,000
7,860,000	Massachusetts State Health & Educational Facilities Auth Rev (The Boston Home Inc. — Series B) VRDN 3.82% due 06/01/2032 (a)	7,860,000
20,000,000	Massachusetts State IFA Rev (Groton School — Series B) VRDN 3.84% due 03/01/2028 (a)	20,000,000
34,000,000	Massachusetts State IFA Rev (New England Power Co. — Series 92) CP 3.30% due 05/22/2006	34,000,000
	Massachusetts State Local Bayerische Vereinsbank Agency CP:
10,500,000	(Series 92) 3.50% due 05/23/2006	10,500,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	43

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Massachusetts — (concluded)
$40,000,000	(Series 93-A) 3.36% due 05/22/2006	$40,000,000
	Massachusetts State School Bldg Auth Dedicated Sales Tax Rev VRDN:
5,820,000	(Eagle 20060035 CL-A) 3.84% due 08/15/2030 (a)(b)	5,820,000
6,800,000	(Eagle 20060055 CL-A) 3.84% due 08/15/2030 (a)(b)	6,800,000
4,980,000	(Series L) 3.83% due 08/15/2013 (a)	4,980,000
	Massachusetts State Special Obligation Dedicated Tax Rev VRDN:
19,800,000	(Eagle 20060006 CL-A) 3.84% due 01/01/2034 (a)(b)	19,800,000
8,400,000	(Eagle 20060011 CL-A) 3.84% due 01/01/2034 (a)(b)	8,400,000
14,870,000	(Merlots — Series B-19) 3.81% due 01/01/2028 (a)(b)	14,870,000
2,725,000	Massachusetts State Turnpike Auth Highway System Rev (ROCS RR ll R 536) VRDN 3.84% due 01/01/2037 (a)(b)	2,725,000
16,400,000	Municipal Securities Trust Certificates Class A (Series 2001-155) VRDN 3.84% due 04/28/2016 (a)(b)	16,400,000
10,000,000	Pembroke, Massachusetts BAN 4.00% due 08/03/2006	10,028,277
1,800,000	University of Massachusetts (Bldg Auth Project — ROCS RR II R 6016) VRDN 3.84% due 11/01/2015 (a)(b)	1,800,000
Michigan — 3.1%
28,000,000	ABN-AMRO Muni Tops — Detroit Michigan Sewer Rev (Series — 2005-3) VRDN 3.83% due 07/01/2013 (a)(b)	28,000,000
7,000,000	ABN-AMRO Muni Tops — Michigan State Bldg Auth Rev (Series — 2005-33) VRDN 3.83% due 10/15/2013 (a)(b)	7,000,000
6,660,000	Chelsea, Michigan EDC Rev (Silver Maples Of Chelsea) VRDN 3.85% due 05/15/2028 (a)	6,660,000
5,745,000	Chippewa Valley, Michigan Schools (Floaters — Series 1081) VRDN 3.84% due 05/01/2034 (a)(b)	5,745,000
8,515,000	Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 3.87% due 10/01/2023 (a)	8,515,000
	Detroit, Michigan City School District VRDN:
18,500,000	(Eagle — 720050072 CL-A) 3.84% due 05/01/2032 (a)(b)	18,500,000
24,140,000	(Merlots — Series A-17) 3.82% due 05/01/2032 (a)(b)	24,140,000
40,635,000	(Merlots — Series A-113) 2.96% due 07/26/2006 (a)(b)	40,635,000
12,040,000	(Merlots — Series A-115) 3.82% due 04/01/2019 (a)(b)	12,040,000
4,150,000	(Putters — Series 1129) 3.84% due 05/01/2013 (a)(b)	4,150,000
2,495,000	(Putters — Series 1140) 3.84% due 05/01/2013 (a)(b)	2,495,000
	Detroit, Michigan Sewer Disposal Rev VRDN:
5,495,000	(Merlots — Series B-01) 3.82% due 07/01/2022 (a)(b)	5,495,000
23,805,000	(Merlots — Series B-02) 3.82% due 07/01/2028 (a)(b)	23,805,000
2,240,000	(Merlots — Series B-41) 3.82% due 07/01/2026 (a)(b)	2,240,000

Michigan — (concluded)
	Detroit, Michigan Sewer Disposal Rev Municipal Securities Trust Rcpts VRDN:
$1,155,000	(Series 47) 3.84% due 07/01/2028 (a)(b)	$1,155,000
6,500,000	(Series 53-A) 3.84% due 07/01/2032 (a)(b)	6,500,000
	Eastern Michigan University Rev DDN:
30,510,000	3.82% due 06/01/2027 (a)	30,510,000
25,000,000	(Series A) 3.82% due 06/01/2036 (a)	25,000,000
3,700,000	Lanse Creuse, Michigan Public Schools (Eagle 20060032 CL-A) VRDN 3.84% due 05/01/2035 (a)(b)	3,700,000
5,915,000	Macomb County, Michigan Hospital Finance Auth Rev (Mount Clemens — Series A-2) DDN 3.81% due 10/01/2020 (a)	5,915,000
	Michigan State Higher Educational Facilities Auth Rev VRDN:
6,000,000	(Adrian College) 3.84% due 03/01/2031 (a)	6,000,000
14,975,000	(Ave Maria School Project) 3.87% due 08/01/2026 (a)	14,975,000
14,935,000	Michigan State Hospital Finance Auth Rev (Crittenton Hospital — Series A) DDN 3.81% due 03/01/2030 (a)	14,935,000
12,995,000	Michigan State Hospital Finance Auth Rev (Merlots — Series K) VRDN 3.82% due 11/15/2023 (a)(b)	12,995,000
12,500,000	Michigan State Municipal (Series C) BAN 4.25% due 08/18/2006	12,544,169
	Michigan State Strategic Fund Limited Obligation Rev (Detroit Symphony Project) DDN:
23,455,000	(Series A) 3.82% due 06/01/2031 (a)	23,455,000
10,550,000	(Series B) 3.81% due 06/01/2031 (a)	10,550,000
	Michigan State Strategic Fund Limited Obligation Rev VRDN:
2,900,000	(North America Inc. Project) 4.01% due 04/01/2011 (a)	2,900,000
6,000,000	(Sur-Flo Plastics Inc. Project) 3.96% due 08/01/2025 (a)	6,000,000
4,230,000	(Weller Trunk Parts Project) 3.96% due 10/01/2029 (a)	4,230,000
10,665,000	Michigan State Trunk Line Fund (Eagle 720050042 CL-A) VRDN 3.84% due 11/01/2021 (a)(b)	10,665,000
7,600,000	Municipal Securities Trust Certificates Class A (Detroit Michigan Sewer Disposal Rev — Series 2001-166) VRDN 3.82% due 12/15/2021 (a)(b)	7,600,000
15,965,000	Northern Michigan University Rev DDN 3.82% due 06/01/2031 (a)	15,965,000
3,910,000	Oakland County, Michigan EDC Limited Obligation Rev (Su Dan Co. Project) VRDN 3.96% due 07/01/2024 (a)	3,910,000
5,765,000	Oakland University Michigan Rev (ROCS RR II R 2154) VRDN 3.43% due 05/15/2022 (a)(b)	5,765,000
2,670,000	Southfield, Michigan Library Bldg Auth (ROCS RR II R 7521) VRDN 3.84% due 05/01/2023 (a)(b)	2,670,000
6,140,000	Sturgis, Michigan Public School District (Putters — Series 728) VRDN 3.55% due 11/01/2012 (a)(b)	6,140,000
6,600,000	Wayne County, Michigan Airport Auth Rev (Eagle 720053029 CL-A) VRDN 3.88% due 12/01/2034 (a)(b)	6,600,000

See Notes to Financial Statements.

44	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Minnesota — 1.9%
	Dakota County, Minnesota Community Development Agency M/F Housing Rev DDN:
$10,000,000	(Brentwood Hills Apartments Project — Series A) 3.83% due 09/01/2038 (a)	$10,000,000
19,100,000	(Regatta Commons Project — Series A) 3.83% due 01/01/2038 (a)	19,100,000
16,757,500	Duluth, Minnesota EDA Health Care Facilities Rev (Floaters — Series 895) VRDN 3.84% due 02/15/2020 (a)(b)	16,757,500
2,800,000	Hennepin County, Minnesota Housing & Redevelopment Auth M/F Rev (Stone Arch Apartments Project) VRDN 3.85% due 04/15/2035 (a)	2,800,000
2,500,000	Minneapolis, Minnesota Rev (Minnehaha Academy Project) DDN 3.92% due 05/01/2026 (a)	2,500,000
10,000,000	Minnesota Rural Water Finance Auth (Public Projects) BAN 4.25% due 09/15/2006	10,043,840
2,160,000	Minnesota State (ROCS RR II R 4065) VRDN 3.84% due 08/01/2023 (a)(b)	2,160,000
	Rochester, Minnesota Health Care Facilities CP:
21,000,000	(Series 00-A) 3.50% due 06/01/2006	21,000,000
20,000,000	(Series 00-A) 3.70% due 07/13/2006	20,000,000
19,000,000	(Series 00-B) 3.70% due 07/13/2006	19,000,000
31,400,000	(Series 01-A) 3.70% due 07/13/2006	31,400,000
23,150,000	(Series 01-B) 3.70% due 07/13/2006	23,150,000
9,100,000	(Series 88-F) 3.70% due 07/13/2006	9,100,000
10,000,000	(Series 92-B) 3.50% due 06/01/2006	10,000,000
56,200,000	(Series 92-B) 3.70% due 07/13/2006	56,200,000
16,555,000	University of Michigan (Series A) VRDN 3.90% due 01/01/2034 (a)	16,555,000
Misssissippi — 1.3%
41,700,000	Jackson County, Mississippi Port Facilities (Chevron Project) DDN 3.79% due 06/01/2023 (a)	41,700,000
10,000,000	Mississippi Business Finance Corp. Solid Waste Disposal Rev (Mississippi Power Co. Project) DDN 3.83% due 05/01/2028 (a)	10,000,000
	Mississippi Development Bank Special Obligation VRDN:
14,665,000	(Loan Program — Desoto County) 3.83% due 11/01/2022 (a)	14,665,000
11,595,000	(Merlots — Series A-16) 3.82% due 07/01/2031 (a)(b)	11,595,000
6,905,000	(ROCS RR II R 6051) 3.84% due 01/01/2022 (a)(b)	6,905,000
61,770,000	Mississippi Home Corp. S/F Rev (Floaters — Series 1212) VRDN 3.93% due 12/01/2008 (a)(b)	61,770,000
12,500,000	Mississippi Home Corp. Lease Purchase Rev VRDN 3.95% due 10/01/2007 (a)	12,500,000
25,938,000	Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service — Series 1) CP 3.30% due 05/08/2006	25,938,000
Missouri — 1.7%
3,600,000	Jackson County, Missouri IDA Health Facilities Rev (Kansas City Hospice) VRDN 3.87% due 01/01/2030 (a)	3,600,000
10,065,000	Kansas City, Missouri Assistance Corp. Rev (Floaters — Series Z-15) VRDN 3.87% due 11/12/2025 (a)(b)	10,065,000

Missouri — (concluded)
$14,400,000	Missouri State Development Finance Board Lease Rev (Missouri Associate Municipal Utilities Lease) DDN 3.87% due 06/01/2033 (a)	$14,400,000
	Missouri State Health & Educational Facilities Auth DDN:
3,500,000	(Bethesda Health Group) 3.87% due 08/01/2034 (a)	3,500,000
32,770,000	(Bethesda Health Group — Series A) 3.87% due 08/01/2031 (a)	32,770,000
25,900,000	(Christian Brothers — Series A) 3.87% due 10/01/2032 (a)	25,900,000
5,400,000	(De Smet Jesuit High School) 3.87% due 11/01/2027 (a)	5,400,000
6,800,000	(Drury College) 3.87% due 08/15/2024 (a)	6,800,000
7,395,000	(Ranken Technology College) 3.87% due 11/15/2017 (a)	7,395,000
13,415,000	(Rockhurst University) 3.82% due 11/01/2032 (a)	13,415,000
2,970,000	(State Louis University) 3.85% due 07/01/2032 (a)	2,970,000
15,380,000	(State Louis University — Series A) 3.50% due 10/01/2016 (a)	15,380,000
21,235,000	(State Louis University — Series B) 3.85% due 10/01/2024 (a)	21,235,000
	Missouri State Health & Educational Facilities Auth Rev Pooled VRDN:
8,925,000	(Series B) 3.89% due 08/01/2029 (a)	8,925,000
3,865,000	(Series C) 3.89% due 08/01/2029 (a)	3,865,000
	Missouri State Higher & Educational Loan Auth Student Loan Rev VRDN:
15,000,000	(Series A) 3.85% due 02/15/2041 (a)	15,000,000
32,100,000	(Series B) 3.85% due 06/01/2020 (a)	32,100,000
2,770,000	Missouri State Housing Development Community S/F Mortgage Rev (Series A) FXRDN 4.30% due 05/15/2007	2,770,000
14,160,000	Saint Louis, Missouri Airport Rev (Merlots — Series A-18) VRDN 3.82% due 07/01/2015 (a)(b)	14,160,000
4,050,000	Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments — Series C) VRDN 3.89% due 09/15/2036 (a)	4,050,000
Montana — 0.2%
10,725,000	Helena, Montana Higher Educational Rev (Carroll College Campus Housing) DDN 3.87% due 10/01/2032 (a)	10,725,000
18,475,000	Montana State Board Investment Municipal Finance FXRDN 3.65% due 03/01/2007	18,475,000
Nebraska — 0.6%
2,650,000	Eclipse Funding Trust 2006-0025 (Solar Eclipse — Omaha Public Power) VRDN 3.83% due 02/01/2036 (a)(b)	2,650,000
24,600,000	Lincoln, Nebraska Electric System Rev CP 3.22% due 05/05/2006	24,600,000
17,000,000	Nebraska Educational Finance Auth (Creighton University Project) DDN 3.82% due 07/01/2035 (a)	17,000,000
	Nebraska Public Power Rev VRDN:
3,235,000	(Eagle 20040014 CL-A) 3.84% due 01/01/2035 (a)(b)	3,235,000
3,335,000	(Eagle 20041016 CL-A) 3.84% due 01/01/2035 (a)(b)	3,335,000
21,800,000	Omaha Public Power Nebraska Electric Rev CP 3.30% due 05/08/2006	21,800,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	45

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Nebraska — (concluded)
$5,100,000	Omaha Public Power Nebraska Electric Rev (Floaters — Series 1289) VRDN 3.84% due 02/01/2036 (a)(b)	$5,100,000
10,005,000	Scotts Bluff County, Nebraska Hospital Auth Rev (Regional West Medical Center) VRDN 3.84% due 12/01/2028 (a)	10,005,000
Nevada — 1.0%
	Clark County, Nevada VRDN:
6,000,000	(Floaters — Series 1282) 3.84% due 11/01/2035 (a)(b)	6,000,000
5,945,000	(ROCS RR II R 1035) 3.84% due 06/01/2021 (a)(b)	5,945,000
	Clark County, Nevada School District VRDN:
5,865,000	(Merlots — Series B-02) 3.82% due 06/15/2019 (a)(b)	5,865,000
17,465,000	(Putters — Series 1157) 3.84% due 06/15/2013 (a)(b)	17,465,000
14,165,000	(ROCS RR II R 7018) 3.84% due 06/15/2020 (a)(b)	14,165,000
7,150,000	Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VDRN 4.08% due 12/01/2034 (a)	7,150,000
11,290,000	Eagle Tax-Exempt Trust — Clark County, Nevada School District (Series 962804) VRDN 3.84% due 06/15/2015 (a)(b)	11,290,000
10,890,000	Eclipse Funding Trust 2006-0012 (Solar Eclipse — Clark County, Nevada School District) VRDN 3.60% due 12/15/2013 (a)(b)	10,890,000
8,430,000	Henderson, Nevada (ROCS RR II R 489) VRDN 3.84% due 06/01/2035 (a)(b)	8,430,000
8,355,000	Las Vegas, Nevada Convention & Visitors Auth Rev (Putters — Series 802) VRDN 3.84% due 01/01/2013 (a)(b)	8,355,000
9,965,000	Las Vegas Valley, Nevada Water Distribution (Merlots — Series B-10) VRDN 3.82% due 06/01/2024 (a)(b)	9,965,000
5,295,000	Nevada System Higher Education University Rev (Putters — Series 1134) VRDN 3.84% due 07/01/2013 (a)(b)	5,295,000
22,655,000	Truckee Medows, Nevada Water Auth Rev Municipal Securities Trust Rcpts (Series 137) VRDN 3.82% due 07/01/2030 (a)(b)	22,655,000
5,260,000	University of Nevada Rev (Putters — Series 929) VRDN 3.84% due 01/01/2013 (a)(b)	5,260,000
New Hampshire — 0.8%
9,890,000	New Hampshire Health & Educational Auth Hospital Rev (Wentworth Douglass Hospital) DDN 3.92% due 01/01/2031 (a)	9,890,000
7,000,000	New Hampshire Health & Educational Auth Rev (New Hampshire Institute of Art) VRDN 3.84% due 10/01/2035 (a)	7,000,000
	New Hampshire Higher Educational & Health Facilities Auth Rev VRDN:
5,138,500	(Floaters — Series 772) 3.84% due 01/01/2017 (a)(b)	5,138,500
11,000,000	(Floaters — Series 866) 3.84% due 08/15/2021 (a)(b)	11,000,000
3,360,000	New Hampshire State Business Finance Auth Industrial Facilities Rev (Wiggins Airways Inc.) VRDN 3.87% due 12/01/2033 (a)	3,360,000

New Hampshire — (concluded)
	New Hampshire State Business Finance Auth PCR (New England Power — Series 90-A) CP:
$41,850,000	3.30% due 05/19/2006	$41,850,000
40,000,000	3.55% due 05/23/2006	40,000,000
New Mexico — 0.5%
5,160,000	Bernalillo County, New Mexico Gross Rcpts Tax Rev (Macon Trust) VRDN 3.84% due 04/01/2027 (a)(b)	5,160,000
6,490,000	Eclipse Funding Trust 2006-0034 (Solar Eclipse — New Mexico Finance Auth Rev) VRDN 3.83% due 12/15/2013 (a)(b)	6,490,000
57,894,254	New Mexico Mortgage Finance Auth S/F Program FXRDN 4.83% due 06/01/2006	57,894,254
New York — 3.1%
10,900,000	Eclipse Funding Trust 2006-0004 (Solar Eclipse — New York Convention Center Rev) VRDN 3.82% due 11/15/2027 (a)(b)	10,900,000
11,165,000	Metropolitan Transportation Auth New York Facilities Rev VRDN (Merlots — Series F) VRDN 3.81% due 07/01/2029 (a)(b)	11,165,000
40,000,000	Metropolitan Transportation Auth New York (Series A) CP 3.50% due 06/27/2006	40,000,000
199,750,000	New York City IDA Rev (Bryant Park LLC — Series A) DDN 3.81% due 11/01/2039 (a)	199,750,000
40,000,000	New York City IDA Rev (Bryant Park LLC — Series A) VRDN 3.82% due 11/01/2039 (a)	40,000,000
18,000,000	New York City Municipal Water Finance Auth (Series 1) CP 3.65% due 08/17/2006	18,000,000
	New York State Power Auth CP:
12,931,000	3.36% due 05/01/2006	12,931,000
18,850,000	(Series 2) 3.32% due 05/01/2006	18,850,000
22,700,000	New York State Thruway & Highway Auth (ROCS RR II R 6046) VRDN 3.45% due 04/01/2019 (a)(b)	22,700,000
20,000,000	New York City Water Auth CP 3.45% due 06/01/2006	20,000,000
	Sales Tax Asset Receivable Corp. New York VRDN:
33,905,000	(Eagle 20060066 CL-A) 3.83% due 10/15/2026 (a)(b)	33,905,000
5,280,000	(Putters — Series 565) 3.84% due 10/15/2012 (a)(b)	5,280,000
North Carolina — 0.5%
3,300,000	Halifax County, North Carolina Industrial Facilities & PCR (Westmoreland) DDN 3.85% due 12/01/2019 (a)	3,300,000
9,900,000	North Carolina Eastern Municipal Power Agency & System Rev (Merlots — Series A-22) VRDN 3.82% due 01/01/2024 (a)(b)	9,900,000
	North Carolina Medical Care Community Health Care Facilities Rev DDN:
14,275,000	(Adult Community Services — Series B) 3.83% due 11/15/2009 (a)	14,275,000
23,865,000	(Carol Woods Project) 3.75% due 04/01/2031 (a)	23,865,000
23,460,000	North Carolina State (Eagle 72005021 CL-A) VRDN 3.84% due 03/01/2020 (a)(b)	23,460,000
North Dakota — 0.2%
32,435,000	Ward County, North Dakota Health Care Facilities Rev (Trinity Obligation Group — Series A) DDN 3.87% due 07/01/2029 (a)	32,435,000

See Notes to Financial Statements.

46	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Ohio — 4.8%
$8,000,000	ABN-AMRO Muni Tops — Cincinnati Ohio School District (Series 2003-34) VRDN 3.84% due 12/01/2011 (a)(b)	$8,000,000
5,035,000	ABN-AMRO Muni Tops — University of Cincinnati Ohio General Rcpts (Series 2004-04) VRDN 3.84% due 06/01/2012 (a)(b)	5,035,000
4,995,000	ABN-AMRO Muni Tops Certificates Trust (Series 2004-23) VRDN 3.84% due 12/01/2011 (a)(b)	4,995,000
	Cinncinnati, Ohio City School District VRDN:
5,000,000	(Eagle 20040034 CL-A) 3.84% due 12/01/2031 (a)(b)	5,000,000
4,405,000	(Putters — Series 682) 3.84% due 12/01/2011 (a)(b)	4,405,000
5,000,000	Cleveland-Cuyahoga County, Ohio Port Auth Cultural Facilities Rev (Playhouse Square Foundation Project) VRDN 3.79% due 11/15/2034 (a)	5,000,000
	Clinton County, Ohio Hospital Rev VRDN:
9,000,000	(McCullough-Hyde Project — Series B-1) 3.80% due 11/01/2020 (a)	9,000,000
8,685,000	(Series D-1) 3.80% due 12/01/2015 (a)	8,685,000
5,205,000	Columbus, Ohio City School District (ROCS RR II R 2128) VRDN 3.84% due 12/01/2021 (a)(b)	5,205,000
4,115,000	Cuyahoga County, Ohio Civic Facilities Rev (Center For Families & Children) VRDN 3.86% due 06/01/2024 (a)	4,115,000
9,440,000	Cuyahoga County, Ohio Health Care Facilities Rev (Jennings Center Older Adults) VRDN 3.86% due 11/01/2023 (a)	9,440,000
	Cuyahoga County, Ohio Hospital Rev VRDN:
21,830,000	(Metrohealth System Project) 3.82% due 03/01/2033 (a)	21,830,000
4,800,000	(Sisters Charity Health Systems) 3.82% due 11/01/2030 (a)	4,800,000
2,005,000	Cuyahoga County, Ohio M/F Rev (State Vitus Village Apartments Project) VRDN 3.86% due 06/01/2022 (a)	2,005,000
	Cuyahoga County, Ohio Rev (Cleveland Clinic) DDN:
31,500,000	(Series B-1) 3.86% due 01/01/2039 (a)	31,500,000
12,500,000	(Series B-3) 3.86% due 01/01/2039 (a)	12,500,000
13,100,000	Cuyahoga Falls, Ohio BAN 4.25% due 12/14/2006	13,170,880
4,655,000	Deerfield Township, Ohio Tax Increment Rev (Series B) VRDN 3.83% due 12/01/2022 (a)	4,655,000
2,800,000	Dover, Ohio Municipal Electric Systems BAN 4.50% due 01/11/2007	2,820,792
15,000,000	Eagle Tax-Exempt Trust (Cleveland Water — Series 983501) VRDN 3.84% due 01/01/2025 (a)(b)	15,000,000
22,065,000	Eagle Tax-Exempt Trust (Ohio State Turnpike Rev — Series 983502) VRDN 3.84% due 02/15/2020 (a)(b)	22,065,000
	Franklin County, Ohio Hospital Rev (Childrens Hospital Project) VRDN:
8,050,000	3.80% due 11/01/2025 (a)	8,050,000
10,305,000	3.80% due 11/01/2033 (a)	10,305,000
3,940,000	Franklin County, Ohio M/F Rev Community Housing Network VRDN 3.87% due 03/01/2027 (a)	3,940,000
32,210,000	Gallia County, Ohio Local School District BAN 4.50% due 06/15/2006	32,254,138
5,000,000	Geauga County, Ohio BAN 4.00% due 08/29/2006	5,015,945

Ohio — (continued)
$6,625,000	Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN 3.87% due 08/01/2016 (a)	$6,625,000
3,000,000	Hamilton County, Ohio BAN 4.50% due 09/15/2006	3,008,070
2,600,000	Hamilton County, Ohio EDR (The General Protestant) VRDN 3.87% due 12/01/2017 (a)	2,600,000
	Hamilton County, Ohio Student Housing Rev VRDN:
11,570,000	(Block 3 Project) 3.84% due 08/01/2036 (a)	11,570,000
20,305,000	(Stratford Heights Project) 3.84% due 08/01/2036 (a)	20,305,000
1,150,000	Hamilton, Ohio BAN 4.25% due 01/25/2007	1,156,553
7,999,000	Huber Heights, Ohio (Series A) BAN 4.50% due 03/15/2007	8,066,320
7,500,000	Huron County, Ohio Hospital Facilities Rev (Norwalk Area Health System) VRDN 3.82% due 12/01/2027 (a)	7,500,000
9,935,000	Jackson, Ohio Hospital Facilities Rev (Health System Inc. Radianassurance) VRDN 3.84% due 10/01/2029 (a)	9,935,000
4,120,000	Licking County, Ohio IDR (Renosol Corp. Project) VRDN 3.96% due 06/01/2030 (a)	4,120,000
4,680,000	Lima, Ohio BAN 4.50% due 05/03/2007	4,713,696
2,500,000	Marysville, Ohio School District BAN 4.00% due 05/25/2006	2,501,281
21,500,000	Marysville, Ohio Wastewater Treatment System Rev BAN 4.50% due 12/21/2006	21,649,271
1,600,000	Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN 3.95% due 08/01/2017 (a)	1,600,000
10,975,000	Middleburg Heights, Ohio Hospital Rev (Southwest General Health) VRDN 3.81% due 08/15/2022 (a)	10,975,000
1,265,000	Montgomery County, Ohio EDR (Benjamin & Marin Project — Series A) VRDN 3.87% due 04/01/2011 (a)	1,265,000
44,750,000	Montgomery County, Ohio Rev (Miami Valley Hospital — Series A) DDN 3.81% due 11/15/2022 (a)	44,750,000
	Montogmery County, Ohio Rev (Series 98-B) CP:
50,000,000	3.22% due 05/03/2006	50,000,000
50,000,000	3.22% due 05/05/2006	50,000,000
14,400,000	Municipal Securities Trust Certificate Class A (Ohio State Turnpike Community Rev — Series 104) VRDN 3.82% due 11/14/2017 (a)(b)	14,400,000
8,236,000	New Albany, Ohio BAN 4.50% due 12/14/2006	8,290,448
3,700,000	North Canton, Ohio Water System BAN 4.50% due 02/14/2007	3,731,139
1,300,000	Ohio State Air Quality Development Auth Rev (Cincinnati Gas & Electric — Series B) VRDN 4.01% due 09/01/2030 (a)	1,300,000
8,120,000	Ohio State Air Quality Development Auth Rev (ROCS RR II R 418) VRDN 3.84% due 01/01/2034 (a)	8,120,000
3,180,000	Ohio State Bldg Auth (Putters — Series 790) VRDN 3.84% due 10/01/2012 (a)(b)	3,180,000
7,320,000	Ohio State EDR (Goodwill Industrial Miami Valley Project) VRDN 3.82% due 06/01/2023 (a)	7,320,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	47

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Ohio — (concluded)
$5,000,000	Ohio State Higher Educational Facilities Community Rev (University of Ohio) VRDN 3.85% due 06/01/2026 (a)	$5,000,000
	Ohio State Higher Educational Facilities Rev VRDN:
3,500,000	(Antioch University) 3.83% due 02/01/2029 (a)	3,500,000
3,890,000	(Ashland University Project) 3.85% due 09/01/2024 (a)	3,890,000
3,300,000	Ohio State Solid Waste Rev (Republic Services Inc. Project) VRDN 4.08% due 11/01/2035 (a)	3,300,000
7,000,000	Ohio State Water Development Auth PCR (First Energy General Corp. — Series A) DDN 3.79% due 05/15/2019 (a)	7,000,000
1,260,000	Ottowa County, Ohio IDR (Adrian Sand & Stone Project) VRDN 3.97% due 10/01/2008 (a)	1,260,000
7,180,000	Port Auth Columbiana County, Ohio IDR (Gei of Columbiana Inc. Project) VRDN 3.92% due 06/01/2022 (a)	7,180,000
2,370,000	Princeton, Ohio City School District Municipal Securities Trust Rcpts (Series 50-A) VRDN 3.84% due 12/01/2030 (a)	2,370,000
6,100,000	Richland County, Ohio Rev (Mansfield Area YMCA Project) VRDN 3.87% due 11/01/2019 (a)	6,100,000
8,705,000	Salem, Ohio Civic Facilities Rev (Salem Community Center Inc. Project) VRDN 3.87% due 06/01/2027 (a)	8,705,000
3,445,000	Shaker Heights, Ohio (Urban Renewal) BAN 4.50% due 12/08/2006	3,467,173
	South Lebanon Village, Ohio M/F Rev Housing (Pedcor Investments — Cedars) VRDN:
7,700,000	(Series A) 4.05% due 09/01/2038 (a)	7,700,000
1,100,000	(Series B) 3.90% due 09/01/2038 (a)	1,100,000
10,690,000	Toledo, Ohio (Series 2) BAN 4.00% due 05/25/2006	10,696,515
29,000,000	Trumbull County, Ohio Health Care Facilities Rev (Shepherd Valley Radianassurance) DDN 3.81% due 10/01/2031 (a)	29,000,000
5,260,000	Washington Court House Ohio City School District (Putters — Series 1100) VRDN 3.84% due 06/01/2013 (a)	5,260,000
3,475,000	Willoughby, Ohio IDR (Kennedy Group Inc. Project) VRDN 3.92% due 09/01/2018 (a)	3,475,000
	Wood County, Ohio IDR VRDN:
1,445,000	(GHT Property Management LLC Project) 3.93% due 08/01/2019 (a)	1,445,000
1,775,000	(TL INDS & AMPP Inc. Project) 3.97% due 05/01/2011 (a)	1,775,000
Oklahoma — 0.7%
1,965,000	Cleveland County, Oklahoma Development Auth Family Rev FXRDN 4.84% due 05/25/2006	1,965,000
4,185,000	Cleveland County, Oklahoma Home Loan Auth S/F Mortgage Rev (Series A) FXRDN 4.94% due 04/25/2007	4,185,000
	Comanche County, Oklahoma Home Finance Auth S/F Mortgage Rev (Series A) FXRDN:
20,287,882	4.53% due 10/02/2006	20,287,882
3,584,274	3.69% due 05/01/2006	3,584,274

Oklahoma — (concluded)
$2,000,000	Grand Gateway Home Finance Auth Oklahoma S/F Mortgage Rev (Series A) FXRDN 4.63% due 06/01/2006	$2,000,000
2,590,000	Oklahoma City, Oklahoma (Putters — Series 743) VRDN 3.84% due 03/01/2013 (a)(b)	2,590,000
9,000,000	Oklahoma Development Finance Auth Rev (ConocoPhilips Co. Project) FXRDN 3.45% due 12/01/2006	9,000,000
18,415,000	Oklahoma Development Finance Auth Rev (Inverness Village — Continuing Care Retirement — Series C) DDN 3.87% due 02/01/2012 (a)	18,415,000
2,856,000	Oklahoma Housing Finance Agency S/F Rev FXRDN 4.10% due 08/31/2006	2,856,000
20,000,000	Oklahoma State Capital Auth Facilities Rev (Higher Education Projects — Series D-3) DDN 3.82% due 07/01/2033 (a)	20,000,000
9,000,000	Payne County, Oklahoma EDA Student Housing Rev (Student Project — Series B) VRDN 3.72% due 07/01/2037 (a)	9,000,000
3,000,000	Tulsa County, Oklahoma Home Finance Auth S/F Mortgage Rev (Floaters — Series 1068) VRDN 3.87% due 12/01/2038 (a)	3,000,000
Oregon — 0.7%
10,000,000	ABN-AMRO Muni Tops — Portland Oregon (Series 2001-04) VRDN 3.84% due 06/01/2009 (a)(b)	10,000,000
10,000,000	Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living Facilities — Mary’s Woods) VRDN 3.82% due 11/01/2029 (a)	10,000,000
8,085,000	Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park Plaza Project) DDN 3.83% due 11/15/2033 (a)	8,085,000
3,035,000	Oregon State Development Administrative Services Certificate Partnership (ROCS RR II R 7017) VRDN 3.84% due 11/01/2023 (a)(b)	3,035,000
	Oregon State EDR (Newsprint Co. Project — Series 202) DDN:
21,900,000	3.84% due 08/01/2025 (a)	21,900,000
18,600,000	3.84% due 04/01/2026 (a)	18,600,000
7,000,000	Oregon State Facilities Auth Rev (Oregon Episcopal School Projects — Series A) VRDN 3.84% due 10/01/2034 (a)	7,000,000
5,245,000	Oregon State Health Housing Educational & Cultural Facilities Auth (Assumption Village Project — Series A) VRDN 3.81% due 03/01/2033 (a)	5,245,000
7,750,000	Portland, Oregon EDR (Broadway Project — Series A) VRDN 3.81% due 04/01/2035 (a)	7,750,000
1,720,000	Portland, Oregon Sewer System Rev (Putters — Series 614) VRDN 3.84% due 10/01/2012 (a)	1,720,000
4,235,000	Tri-City, Oregon Rev (Putters — Series 787) VRDN 3.84% due 03/01/2013 (a)(b)	4,235,000
Pennsylvania — 2.7%
17,260,000	ABN-AMRO Muni Tops — Radnor Pennsylvania School District VRDN 3.84% due 08/15/2013 (a)(b)	17,260,000
7,500,000	Allegheny County, Pennsylvania Hospital Development Auth Rev (University of Pittsburgh Medical Center — Series B-1) VRDN 3.92% due 12/15/2006 (a)	7,500,000

See Notes to Financial Statements.

48	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Pennsylvania — (concluded)
	Allegheny County, Pennsylvania IDA Health & Housing Facilities Rev (Longwood) DDN:
$6,540,000	(Series A) 3.83% due 07/01/2027 (a)	$6,540,000
21,755,000	(Series B) 3.83% due 07/01/2027 (a)	21,755,000
14,455,000	Allegheny County, Pennsylvania (Series C-51) VRDN 3.84% due 05/01/2027 (a)	14,455,000
8,000,000	Cumberland County, Pennsylvania Municipal Auth Rev (Wesley Affiliated Services) VRDN 3.83% due 01/01/2038 (a)	8,000,000
	Delaware Valley Pennsylvania Regional Finance Auth Local Government Rev VRDN:
16,315,000	(Eagle 20060004 CL-A) 3.84% due 08/01/2028 (a)(b)	16,315,000
19,700,000	(Eagle 720050086 CL-A) 3.84% due 08/01/2028 (a)(b)	19,700,000
47,000,000	Emmaus, Pennsylvania General Auth Rev (Loan Program — Series A) VRDN 3.83% due 03/01/2030 (a)	47,000,000
7,198,000	Erie County, Pennsylvania Auth Rev (Floaters — Series 820) VRDN 3.84% due 07/01/2022 (a)(b)	7,198,000
18,000,000	Langhorne Manor Boro, Pennsylvania Higher Educational & Health Auth Retirement Community Rev (Wesley Enhanced Living — Series A) DDN 3.83% due 10/01/2032 (a)	18,000,000
4,000,000	Montgomery County, Pennsylvania IDA PCR (Peco — Series B) VRDN 3.85% due 10/01/2034 (a)	4,000,000
	New Garden General Auth Pennsylvania Municipal Rev (Municipal Pooled Financing Program) VRDN:
9,930,000	(Series I) 3.78% due 11/01/2029 (a)	9,930,000
34,425,000	(Series II) 3.78% due 12/01/2033 (a)	34,425,000
	Pennsylvania EDF Auth Facilities Rev VRDN:
13,000,000	(Merck & Co. Inc. West Point Project) 3.87% due 07/01/2031 (a)	13,000,000
8,100,000	(Wastewater Treatment Rev R&M Project — Series A) 3.93% due 10/01/2034 (a)	8,100,000
5,840,000	Pennsylvania State Public School Bldg Auth Lease Rev (Putters — Series 798) VRDN 3.84% due 02/01/2013 (a)	5,840,000
4,255,000	Pennsylvania State (ROCS RR II R 506) VRDN 3.84% due 07/01/2019 (a)(b)	4,255,000
8,430,000	Pennsylvania State Turnpike Community Turnpike Rev (Eagle 20040029 CL-A) VRDN 3.84% due 12/01/2034 (a)(b)	8,430,000
29,000,000	Philadelphia, Pennsylvania Airport Rev (Series C) VRDN 3.88% due 06/15/2025 (a)	29,000,000
30,000,000	Philadelphia, Pennsylvania Gas Works Rev CP 3.32% due 05/11/2006	30,000,000
	Philadelphia, Pennsylvania School District VRDN:
17,940,000	(Eagle 720050039 CL-A) 3.84% due 08/01/2019 (a)(b)	17,940,000
10,703,000	(Floaters — Series 496) 3.84% due 04/01/2027 (a)(b)	10,703,000
18,000,000	Temple University of The Commonwealth System of Higher Education (Pennsylvania University Funding Obligations) BAN 5.00% due 04/26/2007	18,225,910
6,000,000	Westmoreland County, Pennsylvania Municipal Auth Service Rev (Floaters — Series 1248) VRDN 3.84% due 08/15/2028 (a)(b)	6,000,000

Puerto Rico — 0.2%
$21,900,000	Puerto Rico Commonwealth TRAN 4.50% due 07/28/2006	$21,966,036
Rhode Island — 0.4%
20,000,000	Lincoln, Rhode Island BAN 4.25% due 08/01/2006	20,061,480
1,740,000	Rhode Island State EDC Airport Rev (Putters — Series 971) VRDN 3.87% due 01/01/2013 (a)	1,740,000
3,400,000	Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer Project) VRDN 3.87% due 12/01/2023 (a)	3,400,000
	Rhode Island State IFC IDR VRDN:
1,050,000	(Gardener Specialty — Series A) 3.89% due 05/01/2021 (a)	1,050,000
4,000,000	(Hall Real Estate LLC Project) 3.87% due 02/01/2021 (a)	4,000,000
15,530,000	Rhode Island State Health & Educational Bldg Corp. Rev (Hospital Financing-Care New England — Series A) DDN 3.80% due 09/01/2032 (a)	15,530,000
2,360,000	Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg Development) VRDN 3.85% due 12/01/2028 (a)	2,360,000
7,830,000	Rhode Island State Providence Plantations Certificate Partnership (Putters — Series 978) VRDN 3.84% due 04/01/2013 (a)	7,830,000
South Carolina — 1.2%
12,100,000	ABN-AMRO Muni Tops — South Carolina (Series 2002-32) VRDN 3.84% due 10/01/2010 (a)(b)	12,100,000
8,300,000	Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN 3.87% due 04/01/2030 (a)	8,300,000
5,590,000	Columbus, South Carolina Certificate Partnership (Putters — Series 574) VRDN 3.84% due 02/01/2012 (a)(b)	5,590,000
4,100,000	Darlington County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 3.87% due 08/01/2029 (a)	4,100,000
17,620,000	Eclipse Funding Trust 2006-0064 (Solar Eclipse — South Carolina State Public Service Auth Rev) VRDN 3.83% due 01/01/2014 (a)(b)	17,620,000
	Florence County, South Carolina Solid Waste Disposal & Wastewater Treatment Facilities Rev (Roche Carolina Inc. Project) DDN:
20,850,000	3.87% due 04/01/2026 (a)	20,850,000
11,700,000	3.87% due 04/01/2028 (a)	11,700,000
5,240,000	Greenville Hospital System South Carolina Hospital Facilities Rev (ROCS RR II R 2025) VRDN 3.84% due 05/01/2019 (a)(b)	5,240,000
10,200,000	Medical University South Carolina Hospital Auth (Hospital Facilities Rev Certificates — Series A-5) VRDN 3.85% due 08/15/2027 (a)	10,200,000
	South Carolina Jobs EDA EDR VRDN:
4,595,000	(Corematerials Corp. Project) 3.93% due 04/01/2013 (a)	4,595,000
6,250,000	(Holcim US Inc. Project) 3.96% due 12/01/2033 (a)	6,250,000
630,000	(Parkway Products Inc. Project) 3.90% due 11/01/2007 (a)	630,000
2,800,000	(Printing Co. Project) 3.95% due 07/01/2012 (a)	2,800,000
9,750,000	South Carolina Jobs EDA Health Facilities Rev (Episcopal Church Home) VRDN 3.84% due 04/01/2027 (a)	9,750,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	49

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
South Carolina — (concluded)
$12,780,000	South Carolina Jobs EDA Hospital Facilities Rev (Sisters of Charity Hospitals) VRDN 3.82% due 11/01/2032 (a)	$12,780,000
2,960,000	South Carolina Jobs EDA Student Housing Rev (Putters — Series 650) VRDN 3.84% due 08/01/2012 (a)	2,960,000
4,545,000	South Carolina State Public Service Auth Rev (ROCS RR II R 6007) VRDN 3.84% due 01/01/2022 (a)	4,545,000
	South Carolina State Transportation Infrastructure Bank Rev VRDN:
7,810,000	(Floaters — Series 1285) 3.84% due 10/01/2033 (a)(b)	7,810,000
5,225,000	(Putters — Series 316) 3.84% due 10/01/2021 (a)(b)	5,225,000
11,100,000	South Carolina State Transportation Infrastructure Bank Rev Municipal Securities Trust Rcpts (SGA 116) DDN 3.82% due 10/01/2027 (a)(b)	11,100,000
South Dakota — 0.0%
6,000,000	South Dakota State Health & Educational Facilities Auth Rev (University Sioux Falls) VRDN 3.87% due 10/01/2034 (a)	6,000,000
Tennessee — 7.9%
	Blount County, Tennessee Public Bldg Auth (Local Government Public Improvement) DDN:
20,000,000	(Series A-1-A) 3.82% due 06/01/2031 (a)	20,000,000
16,070,000	(Series A-1-B) 3.82% due 06/01/2022 (a)	16,070,000
11,490,000	(Series A-1-C) 3.82% due 06/01/2017 (a)	11,490,000
2,965,000	(Series A-1-D) 3.82% due 06/01/2025 (a)	2,965,000
2,200,000	(Series A-1-E) 3.82% due 06/01/2022 (a)	2,200,000
11,175,000	(Series A-2-A) 3.82% due 06/01/2030 (a)	11,175,000
10,000,000	(Series A-2-B) 3.82% due 06/01/2025 (a)	10,000,000
5,100,000	(Series A-2-C) 3.82% due 06/01/2021 (a)	5,100,000
10,000,000	(Series A-2-D) 3.82% due 06/01/2026 (a)	10,000,000
33,100,000	(Series A-3-A) 3.82% due 06/01/2026 (a)	33,100,000
10,000,000	(Series A-5-A) 3.82% due 06/01/2030 (a)	10,000,000
5,700,000	(Series A-5-B) 3.82% due 06/01/2028 (a)	5,700,000
14,200,000	(Series D-1-A) 3.82% due 06/01/2030 (a)	14,200,000
14,000,000	(Series D-1-B) 3.82% due 06/01/2027 (a)	14,000,000
10,000,000	(Series D-1-C) 3.82% due 06/01/2032 (a)	10,000,000
5,000,000	(Series D-1-D) 3.82% due 06/01/2025 (a)	5,000,000
5,000,000	(Series D-1-E) 3.82% due 06/01/2025 (a)	5,000,000
14,500,000	(Series D-2-A) 3.82% due 06/01/2026 (a)	14,500,000
11,000,000	(Series D-3-A) 3.81% due 06/01/2034 (a)	11,000,000
13,650,000	(Series D-5-A) 3.82% due 06/01/2027 (a)	13,650,000
8,200,000	(Series D-5-B) 3.82% due 06/01/2022 (a)	8,200,000
4,500,000	(Series D-5-C) 3.82% due 06/01/2030 (a)	4,500,000
4,175,000	(Series D-5-D) 3.82% due 06/01/2036 (a)	4,175,000
3,600,000	(Series D-5-E) 3.82% due 06/01/2022 (a)	3,600,000
7,400,000	(Series D-6-A) 3.82% due 06/01/2031 (a)	7,400,000
13,350,000	Clarksville, Tennessee Public Bldg Auth DDN 3.80% due 07/01/2034 (a)	13,350,000
2,000,000	Jackson, Tennessee Health Educational & Housing Facilities Board M/F Rev (Villages Old Hickory Project) FXRDN 3.85% due 12/01/2006	2,000,000
	Knox County, Tennessee Health Educational & Housing Facilities Board Rev VRDN:
6,870,000	(Cookeville Regional Project — Series A-2) 3.89% due 10/01/2026 (a)	6,870,000
2,800,000	(Holston Long Term Care Project) 3.95% due 08/01/2015 (a)	2,800,000

Tennessee — (continued)
$10,830,000	Knoxville, Tennessee Waste Water System Rev (ROCS RR II R 493) VRDN 3.84% due 04/01/2037 (a)(b)	$10,830,000
8,000,000	Lewisburg, Tennessee IDB Solid Waste Disposal Rev (Waste Management Inc. Project) VRDN 3.89% due 07/01/2033 (a)	8,000,000
14,000,000	Memphis, Tennessee Electric System Rev (Putters — Series 377) VRDN 3.84% due 12/01/2011 (a)(b)	14,000,000
5,622,500	Memphis, Tennessee (Floaters — Series 1018) VRDN 3.45% due 10/01/2019 (a)(b)	5,622,500
	Memphis, Tennessee Health Educational & Housing Facilities Board Rev (Not-For-Profit M/F Program) VRDN:
2,040,000	3.95% due 07/01/2032 (a)	2,040,000
10,000,000	3.95% due 08/01/2032 (a)	10,000,000
4,395,000	Metropolitan Government Nashville Davidson County, Tennessee Airport Auth Rev (Embraer Aircraft Services Project) VRDN 3.93% due 05/01/2030 (a)	4,395,000
1,980,000	Metropolitan Government Nashville Davidson County, Tennessee District Energy Systems Rev (ROCS RR II R 2072) VRDN 3.84% due 10/01/2022 (a)(b)	1,980,000
	Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev VRDN:
8,950,000	(David Lipscomb University Project) 3.80% due 02/01/2023 (a)	8,950,000
14,000,000	(Franklin Road Academy Project) 3.80% due 10/01/2030 (a)	14,000,000
4,075,000	Metropolitan Government Nashville Davidson County, Tennessee Sports Auth Rev (Putters — Series 543) VRDN 3.84% due 07/01/2012 (a)(b)	4,075,000
	Montgomery County, Tennessee Public Bldg Auth (Tennessee County Loan Pool) DDN:
151,550,000	3.80% due 07/01/2034 (a)	151,550,000
11,300,000	3.80% due 02/01/2036 (a)	11,300,000
41,725,000	Morgan Keegan Municipals Products Inc. Various Trust Rcpts (Tennessee Housing Development Agency S/F Mortgage Rev) VRDN 3.90% due 08/09/2007 (a)(b)	41,725,000
	Sevier County, Tennessee Public Bldg Auth DDN:
36,400,000	(Series IV-1) 3.82% due 06/01/2023 (a)	36,400,000
6,000,000	(Series IV-2) 3.82% due 06/01/2020 (a)	6,000,000
8,000,000	(Series IV-3) 3.82% due 06/01/2025 (a)	8,000,000
8,745,000	(Series IV-A-2) 3.82% due 06/01/2025 (a)	8,745,000
9,000,000	(Series IV-A-3) 3.82% due 06/01/2020 (a)	9,000,000
20,680,000	(Series IV-B-1) 3.82% due 06/01/2020 (a)	20,680,000
10,000,000	(Series IV-B-2) 3.82% due 06/01/2019 (a)	10,000,000
7,000,000	(Series IV-B-3) 3.82% due 06/01/2013 (a)	7,000,000
7,400,000	(Series IV-B-4) 3.82% due 06/01/2025 (a)	7,400,000
10,000,000	(Series IV-B-5) 3.82% due 06/01/2022 (a)	10,000,000
6,845,000	(Series IV-B-6) 3.82% due 06/01/2020 (a)	6,845,000
4,800,000	(Series IV-B-10) 3.82% due 06/01/2023 (a)	4,800,000
8,750,000	(Series IV-D-1) 3.82% due 06/01/2030 (a)	8,750,000
11,800,000	(Series IV-D-2) 3.82% due 06/01/2025 (a)	11,800,000
10,000,000	(Series IV-D-3) 3.82% due 06/01/2033 (a)	10,000,000
5,540,000	(Series IV-E-2) 3.82% due 06/01/2021 (a)	5,540,000
14,000,000	(Series IV-F-1) 3.82% due 06/01/2035 (a)	14,000,000
5,000,000	(Series IV-F-3) 3.82% due 06/01/2021 (a)	5,000,000

See Notes to Financial Statements.

50	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Tennessee — (concluded)
$10,000,000	(Series IV-G-1) 3.82% due 06/01/2026 (a)	$10,000,000
9,100,000	(Series IV-G-2) 3.82% due 06/01/2022 (a)	9,100,000
7,500,000	(Series IV-G-3) 3.82% due 06/01/2022 (a)	7,500,000
9,200,000	(Series IV-H-1) 3.82% due 06/01/2025 (a)	9,200,000
5,050,000	(Series IV-H-2) 3.82% due 06/01/2027 (a)	5,050,000
10,000,000	(Series IV-I-1) 3.82% due 06/01/2032 (a)	10,000,000
4,930,000	(Series IV-I-3) 3.82% due 06/01/2015 (a)	4,930,000
18,000,000	(Series IV-J-1) 3.82% due 06/01/2028 (a)	18,000,000
	Shelby County, Tennessee CP:
38,500,000	3.25% due 05/04/2006	38,500,000
63,500,000	3.24% due 05/05/2006	63,500,000
8,000,000	3.25% due 05/05/2006	8,000,000
10,000,000	3.34% due 05/17/2006	10,000,000
17,500,000	3.34% due 05/18/2006	17,500,000
21,800,000	Shelby County, Tennessee Health Educational & Housing Facilities Board Rev M/F Housing VRDN 3.85% due 07/01/2024 (a)	21,800,000
4,620,000	Shelby County, Tennessee (ROCS RR II R 3023) VRDN 3.84% due 04/01/2020 (a)(b)	4,620,000
9,000,000	Sumner County, Tennessee VRDN 3.79% due 06/01/2008 (a)	9,000,000
77,700,000	Tennergy Corp. Tennessee Gas Rev (Putters — Series 1258-Q) VRDN 3.86% due 11/01/2013 (a)(b)	77,700,000
28,980,000	Tennessee Housing Development Agency S/F Mortgage Rev FXRDN 4.66% due 08/10/2006	28,980,000
Texas — 13.7%
20,000,000	ABN-AMRO Muni Tops — Dallas, Texas Waterworks & Sewer Systems Rev (Series 1998-19) VRDN 3.85% due 07/04/2007 (a)(b)	20,000,000
15,750,000	ABN-AMRO Muni Tops — Houston, Texas Airport System (Series 1998-15) VRDN 3.90% due 07/05/2006 (a)(b)	15,750,000
9,510,000	ABN-AMRO Muni Tops — Keller, Texas Independent School District (Series 2001-26) VRDN 3.85% due 07/01/2009 (a)(b)	9,510,000
9,000,000	ABN-AMRO Muni Tops — San Antonio, Texas Electric & Gas Rev (Series 1998-22) VRDN 3.85% due 01/02/2007 (a)(b)	9,000,000
24,884,000	ABN-AMRO Muni Tops — Texas A&M University Rev (Series 1999-5) VRDN 3.82% due 12/06/2006 (a)(b)	24,884,000
4,685,000	Alvin, Texas Independent School District (Putters — Series 1021) VRDN 3.84% due 02/15/2013 (a)(b)	4,685,000
	Austin, Texas Utility System Rev (Travis & Williamson Co. — Series A) CP:
30,151,000	3.22% due 05/03/2006	30,151,000
30,370,000	3.26% due 05/05/2006	30,370,000
	Austin, Texas Water & Wastewater System Rev VRDN:
3,080,000	(Floaters — Series 1114) 3.84% due 11/15/2029 (a)(b)	3,080,000
3,000,000	(Floaters — Series 1281) 3.84% due 05/15/2035 (a)(b)	3,000,000
9,990,000	(Merlots — Series B-27) 3.82% due 11/15/2026 (a)(b)	9,990,000
89,235,000	Bell County, Texas Health Facilities Development Corp. Rev (Scott & White Member Hospital — Series 2001-2) DDN 3.81% due 08/15/2031 (a)	89,235,000

Texas — (continued)
$4,835,000	Bexar County, Texas (Putters — Series 537) VRDN 3.84% due 06/15/2011 (a)(b)	$4,835,000
17,000,000	Brazos River Auth Texas PCR (Series A) VRDN 3.82% due 10/01/2030 (a)	17,000,000
20,000,000	Brazos River, Texas Harbor Navigator District (BASF Corp. Project) VRDN 4.00% due 04/01/2037 (a)	20,000,000
	Brazos River, Texas Harbor Navigator District (Brazoria County Environmental Facilities Rev Dow Chemical — Series A-2) DDN:
6,600,000	3.93% due 05/15/2033 (a)	6,600,000
5,300,000	3.97% due 05/15/2033 (a)	5,300,000
6,770,000	Brownsville, Texas Independent School District (Putters — Series 1059) VRDN 3.84% due 08/15/2013 (a)(b)	6,770,000
20,250,000	Brownsville, Texas Utility System Rev CP 3.40% due 05/01/2006	20,250,000
8,400,000	Brownsville, Texas Utility System Rev (ROCS RR II R 4074) VRDN 3.84% due 09/01/2024 (a)(b)	8,400,000
5,645,000	Cameron County, Texas (Putters — Series 1028) VRDN 3.84% due 02/15/2013 (a)(b)	5,645,000
9,900,000	Central Texas Housing Finance Corp. S/F Mortgage Rev (Series A) VRDN 4.81% due 07/03/2006 (a)	9,900,000
2,575,000	Comal, Texas Independent School District (Putters — Series 756) VRDN 3.84% due 02/01/2011 (a)(b)	2,575,000
2,015,000	Corpus Christi, Texas IDC EDR (Texas Air Invention Co. Project) FXRDN 3.45% due 08/01/2006	2,015,000
3,775,000	Corpus Christi, Texas Utility System Rev (ROCS RR II R 2149) VRDN 3.84% due 07/15/2024 (a)	3,775,000
	Dallas Fort Worth, Texas International Airport Rev VRDN:
8,400,000	(Eagle 20030020 CL-A) 3.88% due 11/01/2032 (a)(b)	8,400,000
2,745,000	(Floaters — Series 824) 3.87% due 11/01/2015 (a)(b)	2,745,000
4,545,000	(Merlots — Series A-13) 3.87% due 11/01/2011 (a)(b)	4,545,000
	Dallas, Texas Area Rapid Transportation Sales Tax Rev (Senior Sub Lien — Series 2001) CP:
26,000,000	3.19% due 05/01/2006	26,000,000
10,700,000	3.22% due 05/04/2006	10,700,000
	Dallas, Texas Independent School District VRDN:
3,245,000	(Floaters — Series 1073) 3.84% due 02/15/2021 (a)(b)	3,245,000
4,475,000	(ROCS RR II R 6038) 3.84% due 08/15/2024 (a)(b)	4,475,000
3,475,000	(ROCS RR II R 6069) 3.87% due 08/15/2024 (a)(b)	3,475,000
5,105,000	Denton County, Texas (Putters — Series 675) VRDN 3.84% due 07/15/2010 (a)(b)	5,105,000
	Denton, Texas Independent School District VRDN:
4,067,500	(Floaters — Series 951) 3.84% due 08/15/2033 (a)(b)	4,067,500
3,000,000	(Series 2005-A) 3.89% due 08/01/2035 (a)	3,000,000
13,350,000	Dickinson, Texas Independent School District Municipal Securities Trust Rcpts (Series SGA-94) DDN 3.82% due 02/15/2028 (a)(b)	13,350,000
6,000,000	Eagle Mountain & Saginaw, Texas School District Municipal Securities Trust Rcpts (Series — SGA-141) VRDN 3.85% due 08/01/2030 (a)(b)	6,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	51

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Texas — (continued)
$12,000,000	Eagle Tax-Exempt Trust — Texas State Turnpike Auth (Series 02-6004) VRDN 3.84% due 08/15/2042 (a)(b)	$12,000,000
14,500,000	Eclipse Funding Trust 2006-0020 (Solar Eclipse — Humble, Texas Independent School District) VRDN 3.83% due 02/15/2030 (a)(b)	14,500,000
6,500,000	Eclipse Funding Trust 2006-0032 (Solar Eclipse — EL Paso County, Texas Hospital District) VRDN 3.83% due 08/15/2035 (a)(b)	6,500,000
6,695,000	Eclipse Funding Trust 2006-0036 (Solar Eclipse — Comal, Texas Independent School District) VRDN 3.83% due 02/01/2033 (a)(b)	6,695,000
10,540,000	Eclipse Funding Trust 2006-0040 (Solar Eclipse — Harris County, Texas) VRDN 3.83% due 08/15/2012 (a)(b)	10,540,000
3,610,000	El Paso, Texas (Putters — Series 1042) VRDN 3.84% due 05/15/2013 (a)(b)	3,610,000
	Galena Park, Texas Independent School District VRDN:
6,765,000	(ROCS RR II R 2198) 3.43% due 08/15/2021 (a)(b)	6,765,000
6,760,000	(ROCS RR II R 7523) 3.43% due 08/15/2021 (a)(b)	6,760,000
2,800,000	Gulf Coast Waste Disposal Auth Texas Environmental Facilities Rev (Air Products Project) VRDN 3.88% due 12/01/2039 (a)	2,800,000
	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Air Products Project) VRDN:
10,000,000	3.88% due 06/01/2034 (a)	10,000,000
12,500,000	3.88% due 03/01/2035 (a)	12,500,000
9,400,000	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Waste Management Texas — Series A) VRDN 3.85% due 04/01/2019 (a)	9,400,000
	Harris County, Texas GO CP:
13,480,000	3.22% due 05/03/2006	13,480,000
24,000,000	3.21% due 05/04/2006	24,000,000
13,250,000	3.22% due 05/04/2006	13,250,000
	Harris County, Houston, Texas Sports Auth Special Rev (Series Z-3) VRDN:
585,000	3.87% due 09/28/2025 (a)	585,000
13,490,000	3.87% due 11/15/2025 (a)	13,490,000
	Harris County, Texas Health Facilities Development Corp. DDN:
30,000,000	(Methodist Hospital System — Series A) 3.60% due 12/01/2032 (a)	30,000,000
48,000,000	(St. Lukes Episcopal Hospital — Series B) 3.81% due 02/15/2031 (a)	48,000,000
30,000,000	Harris County, Texas IDC Solid Waste Disposal Rev (Deer Park Refining Project) DDN 3.86% due 02/01/2023 (a)	30,000,000
	Harris County, Texas Sales Tax Rev CP:
6,000,000	3.30% due 05/04/2006	6,000,000
10,000,000	3.40% due 05/04/2006	10,000,000
10,000,000	3.30% due 05/15/2006	10,000,000
	Harris County, Texas VRDN:
5,575,000	(Eagle 20026012 CL-A) 3.84% due 08/15/2033 (a)(b)	5,575,000
4,000,000	(Eagle 200600002 CL-A) 3.84% due 08/15/2030 (a)(b)	4,000,000
5,645,000	(Putters — Series 1099) 3.84% due 08/15/2009 (a)(b)	5,645,000

Texas — (continued)
$5,350,000	Houston, Texas Independent School District (Putters — Series 1060) VRDN 3.84% due 08/15/2014 (a)(b)	$5,350,000
41,000,000	Houston, Texas Independent School District (Schoolhouse) FXRDN 2.77% due 06/14/2006	41,000,000
6,305,000	Houston, Texas (Putters — Series 1151) VRDN 3.84% due 03/01/2013 (a)(b)	6,305,000
	Houston, Texas Utility System Rev VRDN:
6,475,000	(Putters — Series 669) 3.84% due 05/15/2012 (a)(b)	6,475,000
8,810,000	(ROCS RR II R 537) 3.84% due 05/15/2028 (a)(b)	8,810,000
6,590,000	(Series A) 3.84% due 05/25/2012 (a)	6,590,000
9,970,000	Houston, Texas Water & Sewer System Rev (Merlots — Series C-20) VRDN 3.82% due 12/01/2032 (a)(b)	9,970,000
	Houston, Texas Water & Sewer System Rev (Series A) CP:
15,000,000	3.19% due 05/01/2006	15,000,000
15,000,000	3.20% due 05/01/2006	15,000,000
15,000,000	3.30% due 05/01/2006	15,000,000
20,000,000	3.40% due 05/04/2006	20,000,000
11,200,000	3.68% due 06/29/2006	11,200,000
11,875,000	Humble, Texas Independent School District (ROCS RR II R 7007) VRDN 3.84% due 02/15/2025 (a)(b)	11,875,000
4,195,000	Hutto, Texas Independent School District (ROCS RR II R 436) VRDN 3.84% due 08/01/2037 (a)(b)	4,195,000
10,405,000	Irving, Texas Independent School District (Putters — Series 782) VRDN 3.84% due 02/15/2013 (a)(b)	10,405,000
6,200,000	Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 3.87% due 08/01/2038 (a)	6,200,000
33,700,000	Keller, Texas Independent School District Municipal Securities Trust Rcpts (SGA 111) VRDN 3.82% due 08/15/2030 (a)(b)	33,700,000
7,165,000	Killeen, Texas Waterworks & Sewer Rev (Putters — Series 542) VRDN 3.84% due 08/15/2011 (a)(b)	7,165,000
6,025,000	Lancaster, Texas Independent School District (Floaters — Series 1300) VRDN 3.84% due 02/15/2034 (a)(b)	6,025,000
7,650,000	Liberty Hill, Texas Independent School District (Floaters — Series A) VRDN 3.84% due 01/27/2014 (a)(b)	7,650,000
800,000	Longview, Texas Independent Corp. Rev (Collins Industry Inc. Project) VRDN 3.87% due 04/01/2009 (a)	800,000
3,280,000	Lower Colorado River Auth Texas Transmission Contract Rev (Putters — Series 623) VRDN 3.84% due 11/15/2009 (a)(b)	3,280,000
1,990,000	Mansfield, Texas Independent School District (Putters — Series 704) VRDN 3.84% due 02/15/2013 (a)(b)	1,990,000
2,800,000	Mesquite, Texas Independent Development Corp. Rev (Morrison Products) VRDN 3.86% due 01/10/2010 (a)	2,800,000
621,000	Montgomery County, Texas IDC IDR (Sawyer Research Products Inc.) VRDN 3.97% due 02/04/2015 (a)	621,000
11,940,000	Municipal Securities Trust Certificate (Houston Independent School District) VRDN 3.92% due 01/09/2014 (a)(b)	11,940,000

See Notes to Financial Statements.

52	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Texas — (continued)
	Municipal Securities Trust Certificate Class A VRDN:
$13,460,000	(Series 105) 3.82% due 06/08/2020 (a)(b)	$13,460,000
8,015,000	(Series 2001-13) 3.82% due 05/09/2017 (a)(b)	8,015,000
35,735,000	(Series 2001-123) 3.82% due 02/24/2009 (a)(b)	35,735,000
9,725,000	(Series 2001-141) 3.82% due 03/08/2017 (a)(b)	9,725,000
	Municipal Securities Trust Certificates Class A (Houston, Texas Water — Series 2001-111) DDN:
12,780,000	3.82% due 05/07/2019 (a)(b)	12,780,000
6,000,000	3.82% due 05/17/2019 (a)(b)	6,000,000
735,954	Nortex Housing Finance Corp. Texas S/F Rev (Series A) FXRDN 3.54% due 06/01/2006	735,954
3,700,000	North Center Texas Health Facilities Development Corp. Rev (Methodist Hospitals Dallas — Series B) DDN 3.81% due 10/01/2015 (a)	3,700,000
6,825,000	North East Independent School District Texas (Putters — Series 390) VRDN 3.84% due 02/01/2012 (a)(b)	6,825,000
	North Texas Turnway Auth Dallas (North Turnways System Rev) VRDN:
9,900,000	(Eagle 20060028 CL-A) 3.84% due 01/01/2040 (a)(b)	9,900,000
11,800,000	(Eagle 7200500025 CL-A) 3.84% due 01/01/2035 (a)(b)	11,800,000
2,427,500	(Floaters — Series 1040) 3.84% due 01/01/2035 (a)(b)	2,427,500
2,435,000	Northside, Texas Independent School District (ROCS RR II R 6071) VRDN 3.84% due 02/15/2025 (a)(b)	2,435,000
	Nueces River, Texas IDA PCR (San Miguel Electric Corp.) CP:
60,200,000	3.60% due 05/18/2006	60,200,000
15,000,000	3.25% due 05/22/2006	15,000,000
5,585,000	Pasadena, Texas (Putters — Series 1037) VRDN 3.84% due 02/15/2013 (a)(b)	5,585,000
2,985,000	Pflugerville, Texas (Putters — Series 594) VRDN 3.84% due 08/01/2023 (a)(b)	2,985,000
7,358,000	Pflugerville, Texas Independent School District (Floaters — Series 1058) VRDN 3.45% due 08/15/2018 (a)(b)	7,358,000
	Port Arthur, Texas Naval District IDC Exempt Facilities Rev VRDN:
44,000,000	(Air Products Project) 3.88% due 02/01/2041 (a)	44,000,000
20,000,000	(Air Products & Chemical Project) 3.88% due 04/01/2035 (a)	20,000,000
10,000,000	(Atofina Project — Series B) 3.90% due 05/01/2038 (a)	10,000,000
15,000,000	(BASF Corp. Project — Series A) 3.90% due 05/01/2038 (a)	15,000,000
22,035,000	(Motiva Enterprises Project) 3.95% due 12/01/2027 (a)	22,035,000
	Port Corpus Christi Auth Texas (Nueces County Solid Waste Disposal Rev — Flint Hills Resources) VRDN:
3,000,000	4.10% due 01/01/2030 (a)	3,000,000
25,000,000	(Series A) 4.10% due 07/01/2029 (a)	25,000,000
20,000,000	Red River Educational Finance Corp. Texas Rev VRDN 3.78% due 03/15/2035 (a)	20,000,000
4,555,000	Richardson, Texas (Putters — Series 872) VRDN 3.84% due 02/15/2013 (a)(b)	4,555,000

Texas — (concluded)
$12,000,000	San Antonio, Texas Educational Facilities Corp. Rev (Trinity University) DDN 3.81% due 06/01/2033 (a)	$12,000,000
5,800,000	San Antonio, Texas Electric & Gas Rev (ROCS RR II R 6064) VRDN 3.84% due 02/01/2023 (a)(b)	5,800,000
	San Antonio, Texas Water Rev VRDN:
34,550,000	(Eagle 720053010 CL-A) 3.84% due 05/15/2036 (a)(b)	34,550,000
5,330,000	(ROCS RR II R 490) 3.84% due 05/15/2036 (a)(b)	5,330,000
9,000,000	Southeast, Texas Housing Finance Corp. S/F Mortgage Rev FXRDN 3.60% due 02/16/2007	9,000,000
7,540,000	Southeast, Texas Housing Finance Corp. S/F Mortgage Rev (Floaters — Series 1270) VRDN 3.87% due 03/01/2007 (a)(b)	7,540,000
15,910,000	Tarrant County, Texas Health Facilities Development Corp. Rev (Cumberland Rest Project) DDN 3.83% due 08/15/2032 (a)	15,910,000
2,660,000	Texas State Department Housing & Community Affairs S/F Rev (Merlots — Series A-58) VRDN 3.87% due 09/01/2028 (a)(b)	2,660,000
33,300,000	Texas State Department Transportation State Highway Federal Rev CP 3.30% due 05/08/2006	33,300,000
26,500,000	Texas State Municipal Power Agency Rev CP 3.45% due 06/05/2006	26,500,000
11,435,000	Texas State Municipal Securities Trust Rcpts (Series SGA-92) DDN 3.82% due 08/01/2029 (a)(b)	11,435,000
5,800,000	Texas State Municipal Securities Trust Rcpts (Series SGB-58-A) VRDN 3.84% due 04/01/2035 (a)(b)	5,800,000
	Texas State VRDN:
22,000,000	(College Student Loan) 2.85% due 07/01/2006 (a)	22,000,000
9,520,000	(College Student Loan) 3.35% due 02/01/2011 (a)	9,520,000
5,080,000	(Eagle 720050055 CL-A) 3.84% due 04/01/2030 (a)(b)	5,080,000
3,310,000	(Putters — Series 1016) 3.84% due 04/01/2013 (a)(b)	3,310,000
6,025,000	(ROCS RR II R 4020) 3.84% due 10/01/2022 (a)(b)	6,025,000
254,000,000	Texas State TRAN 4.50% due 08/31/2006	255,194,625
6,000,000	Texas State Verterans Housing (Fund II — Series A) VRDN 3.86% due 06/01/2033 (a)	6,000,000
6,270,000	Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste Disposal Project) VRDN 3.86% due 05/01/2021 (a)	6,270,000
4,000,000	University of North Texas Rev VRDN 3.85% due 04/15/2034 (a)	4,000,000
6,690,000	University of Texas, University Rev VRDN 3.84% due 07/01/2033 (a)	6,690,000
	Upper Trinity Regional Water District Texas Water Rev VRDN:
9,260,000	(Merlots — Series D-10) 3.82% due 08/01/2026 (a)(b)	9,260,000
2,880,000	(Putters — Series 579) 3.84% due 08/01/2012 (a)(b)	2,880,000
5,645,000	Victoria County, Texas Hospital Rev (Floaters — Series 959) VRDN 3.84% due 01/01/2016 (a)(b)	5,645,000
Utah — 2.2%
96,940,000	Emery County, Utah PCR (Pacificorp Projects) DDN 3.81% due 11/01/2024 (a)	96,940,000
20,700,000	Intermountain Power Agency Utah (Series B-3) CP 3.20% due 05/03/2006	20,700,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	53

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Utah — (concluded)
$2,425,000	Logan City, Utah Rev (Integrated System Inc. — Series A) VRDN 3.95% due 06/01/2014 (a)	$2,425,000
	Murray City, Utah Hospital Rev (Health Services Inc.) DDN:
65,600,000	(Series C) 3.81% due 05/15/2036 (a)	65,600,000
35,000,000	(Series D) 3.80% due 05/15/2036 (a)	35,000,000
5,795,000	Utah Transportation Auth Sales Tax Rev (Putters — Series 1107) VRDN 3.84% due 06/15/2013 (a)(b)	5,795,000
	Utah Water Finance Agency Rev VRDN:
12,100,000	(Series A-4) 3.84% due 07/01/2029 (a)	12,100,000
7,450,000	(Series A-5) 3.84% due 10/01/2027 (a)	7,450,000
13,150,000	(Series A-6) 3.84% due 10/01/2030 (a)	13,150,000
12,000,000	(Series A-8) 3.84% due 07/01/2032 (a)	12,000,000
9,000,000	(Series A-9) 3.84% due 07/01/2034 (a)	9,000,000
12,400,000	(Series A-11) 3.84% due 07/01/2031 (a)	12,400,000
13,100,000	(Series A-12) 3.83% due 10/01/2035 (a)	13,100,000
10,000,000	Weber County, Utah Hospital Rev (Health Services — Series A) VRDN 3.80% due 02/15/2031 (a)	10,000,000
Vermont — 0.1%
1,365,000	Vermont EDA IDR (Huber & Suhner — Series A) VRDN 3.89% due 10/01/2016 (a)	1,365,000
5,800,000	Vermont Educational & Health Bldg Finance Agency Rev (Middlebury College Project — Series A) FXRDN 3.16% due 11/01/2006	5,800,000
8,895,000	Vermont State Student Assistance Corp. (Student Loan Rev) VRDN 3.30% due 01/01/2008 (a)	8,895,000
Virginia — 1.4%
7,000,000	Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste Management Inc. Project — Series A) VRDN 3.85% due 02/01/2029 (a)	7,000,000
3,395,000	Hampton, Virginia IDA Exempt Facilities Rev (USA Waste of Virginia Landfills) VRDN 3.85% due 04/01/2013 (a)	3,395,000
2,260,000	Loudoun County, Virginia Water & Sewer Rev (ROCS RR II R 6511) VRDN 3.84% due 01/01/2024 (a)(b)	2,260,000
	Morgan Keegan Municipal Products Inc. (Various Trust Rcpts — Housing Development Auth) VRDN:
20,050,000	(Series D) 3.90% due 12/01/2010 (a)(b)	20,050,000
35,000,000	(Series E) 3.84% due 12/01/2010 (a)(b)	35,000,000
10,000,000	Municipal Securities Trust Certificate Class A (Series 2001-159) VRDN 3.82% due 03/19/2015 (a)(b)	10,000,000
74,300,000	Norfolk, Virginia IDA Pool Finance (Sentara Health System Group) CP 3.34% due 05/01/2006	74,300,000
3,170,000	Portsmouth, Virginia (ROCS RR II R 6054) VRDN 3.84% due 04/01/2021 (a)(b)	3,170,000
11,385,000	Suffolk, Virginia IDA Residential Care Facilities Rev (Lake Prince Center Project) VRDN 4.00% due 10/01/2031 (a)	11,385,000
25,000,000	Virginia State Housing Development Auth (Series C) FXRDN 3.03% due 05/16/2006	24,993,374
Washington — 2.9%
5,000,000	ABN-AMRO Muni Tops 2001-01 — King County, Washington VRDN 3.85% due 07/01/2006 (a)(b)	5,000,000
3,050,000	Bellevue, Washington (Eagle 20041011 CL-A) VRDN 3.84% due 12/01/2043 (a)(b)	3,050,000

Washington — (continued)
$4,480,000	Central Puget Sound Washington Regional Auth Sales & Use Tax Rev (Putters — Series 755) VRDN 3.84% due 11/01/2012 (a)(b)	$4,480,000
	Clark County, Washington Public Utility District VRDN:
10,950,000	(Merlots — Series A-03) 3.82% due 01/01/2010 (a)(b)	10,950,000
5,000,000	(Merlots — Series A-116) 3.35% due 01/01/2020 (a)(b)	5,000,000
5,540,000	Clark County, Washington (Putters — Series 540) VRDN 3.84% due 06/01/2012 (a)(b)	5,540,000
26,745,000	Eagle Tax-Exempt Trust — Port of Seattle, Washington Passenger Facility Charge (Series 984705) VRDN 3.84% due 12/01/2019 (a)(b)	26,745,000
14,680,000	Eagle Tax-Exempt Trust — Washington State Public Power Supple System (Nuclear Project — Series 964702) VRDN 3.84% due 07/01/2011 (a)(b)	14,680,000
11,255,000	Eclipse Funding Trust 2006-0009 (Solar Eclipse — Washington State) VRDN 3.83% due 01/01/2030 (a)(b)	11,255,000
	Goat Hill Property, Washington Lease Rev VRDN:
4,790,000	(Putters — Series 705) 3.84% due 12/01/2012 (a)(b)	4,790,000
1,335,000	(ROCS RR II R 2173) 3.84% due 12/01/2023 (a)(b)	1,335,000
3,495,000	Grant County, Washington Public Utility District Rev (ROCS RR II R 2039) VRDN 3.84% due 01/01/2019 (a)(b)	3,495,000
	King County, Washington VRDN:
5,665,000	(Putters — Series 1015) 3.84% due 06/01/2013 (a)(b)	5,665,000
6,220,000	(ROCS RR II R 2119) 3.84% due 06/01/2021 (a)(b)	6,220,000
23,600,000	Municipal Securities Trust Certificate Class A (Series 2001-112) DDN 3.82% due 01/07/2021 (a)(b)	23,600,000
14,240,000	Municipal Securities Trust Certificate (Washington State Motor Vehicle Fuel — Series 2001-112) DDN 3.92% due 09/04/2014 (a)(b)	14,240,000
	Pierce County, Washington School District VRDN:
2,995,000	(Floaters — Series 1116) 3.84% due 12/01/2023 (a)(b)	2,995,000
5,200,000	(Merlots — Series D-09) 3.82% due 12/01/2024 (a)(b)	5,200,000
	Port Seattle, Washington Rev VRDN:
985,000	(ROCS RR II R 329) 3.89% due 04/01/2016 (a)(b)	985,000
10,975,000	(ROCS RR II R 7015) 3.84% due 03/01/2022 (a)(b)	10,975,000
5,655,000	Port Tacoma, Washington Rev (Merlots — Series 123) VRDN 3.89% due 12/01/2008 (a)(b)	5,655,000
	Seattle, Washington Housing Auth Rev VRDN:
2,420,000	(Newholly Project — Phase III) 3.86% due 12/01/2034 (a)	2,420,000
3,215,000	(Wedfewood Estates Project) 3.86% due 09/01/2036 (a)	3,215,000
9,680,000	Seattle, Washington Municipal Light & Power Rev (Municipal Securities Trust Rcpts — Series SGA-85) DDN 3.82% due 10/01/2023 (a)(b)	9,680,000
	Seattle, Washington Municipal Light & Power Rev VRDN:
28,275,000	(Merlots — Series A-56) 3.82% due 03/01/2015 (a)(b)	28,275,000
6,755,000	(Putters — Series 668) 3.84% due 08/01/2012 (a)(b)	6,755,000

See Notes to Financial Statements.

54	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Washington — (concluded)
$18,500,000	Snohomish County, Washington Public Utility District (Electric Rev Municipal Securities Trust Rcpts — SGA-124) DDN 3.82% due 12/01/2024 (a)(b)	$18,500,000
	Snohomish County, Washington Public Utility District VRDN:
5,210,000	(ROCS RR II R 6031) 3.84% due 12/01/2023 (a)(b)	5,210,000
7,440,000	(ROCS RR II R 6055) 3.84% due 12/01/2022 (a)(b)	7,440,000
5,715,000	Washington State Floating Certificate Trust — Austin Trust (Series 2002-C) GO VRDN 3.88% due 07/01/2023 (a)(b)	5,715,000
	Washington State VRDN:
21,890,000	(Eagle 720050037 CL-A) 3.84% due 01/01/2024 (a)(b)	21,890,000
15,985,000	(Floaters — Series 389) 3.84% due 07/01/2018 (a)(b)	15,985,000
5,195,000	(Merlots — Series A-05) 3.82% due 01/01/2013 (a)(b)	5,195,000
6,295,000	(Merlots — Series A-101) 3.82% due 07/01/2019 (a)(b)	6,295,000
6,770,000	(Putters — Series 748) 3.84% due 01/01/2013 (a)(b)	6,770,000
4,355,000	(Putters — Series 1141) 3.84% due 07/01/2013 (a)(b)	4,355,000
8,620,000	(ROCS RR II R 4077) 3.84% due 07/01/2024 (a)(b)	8,620,000
5,680,000	Washington State EDF Auth Lease Rev (Merlots — Series D-08) VRDN 3.82% due 06/01/2025 (a)(b)	5,680,000
	Washington State EDR Auth Solid Waste Disposal Rev (Waste Management Inc. Project — Series D) VRDN:
9,000,000	3.85% due 11/01/2017 (a)	9,000,000
4,000,000	3.85% due 07/01/2027 (a)	4,000,000
8,750,000	Washington State EDR EDR (Mount Ainstar Resort — Series C) DDN 3.83% due 10/01/2023 (a)	8,750,000
9,000,000	Washington State Health Care Facilities Auth Rev (ROCS RR II R 510 CE) VRDN 3.86% due 07/01/2038 (a)(b)	9,000,000
10,620,000	Washington State Housing Finance Community M/F Housing Rev (Country Club Apartments — Series A) DDN 3.84% due 08/01/2032 (a)	10,620,000
10,395,000	Washington State Housing Finance Community M/F Housing Rev (Merrill Gardens Renton — Series A) VRDN 3.92% due 12/01/2040 (a)	10,395,000
20,000,000	Washington State Housing Finance Community Nonprofit Rev (Wesley Homes Project — Series A) DDN 3.68% due 01/01/2036 (a)	20,000,000
West Virginia — 0.3%
2,445,000	Cabell County, West Virginia Bldg Community Rev (Pressley Ridge Schools Project) VRDN 3.87% due 08/01/2022 (a)	2,445,000
15,500,000	Putnam County, West Virginia Solid Waste Disposal Rev (Toyota Motor Manufacturing Project — Series A) VRDN 3.86% due 04/01/2030 (a)	15,500,000
10,935,000	West Virginia State Hospital Finance Auth Rev (Pallottine Health — Series A-1) VRDN 3.81% due 10/01/2033 (a)	10,935,000
5,000,000	West Virginia State (Putters — Series 1114) VRDN 3.84% due 06/01/2013 (a)(b)	5,000,000

West Virginia — (concluded)
$3,860,000	West Virginia University Rev (Merlots — Series A-15) VRDN 3.85% due 04/01/2028 (a)(b)	$3,860,000
Wisconsin — 4.8%
18,985,000	ABN-AMRO Muni Tops 2001-32 — Wisconsin State VRDN 3.85% due 05/01/2022 (a)(b)	18,985,000
16,500,000	Appleton, Wisconsin Area School District TRAN 4.00% due 09/29/2006	16,569,581
15,000,000	Appleton, Wisconsin Redevelopment Auth Rev (Fox Cities Arts Center — Series A) VRDN 3.83% due 06/01/2036 (a)	15,000,000
10,295,000	Eclipse Funding Trust 2006-0069 (Solar Eclipse — Wisconsin State Public Power Supply) VRDN 3.83% due 07/01/2035 (a)(b)	10,295,000
700,000	Janesville, Wisconsin IDR (Lamson & Sessions Co. Project) VRDN 3.93% due 09/01/2007 (a)	700,000
3,175,000	Manitowoc, Wisconsin Electric Rev (ROCS RR II R 2177) VRDN 3.84% due 10/01/2024 (a)(b)	3,175,000
10,000,000	Milwaukee, Wisconsin Redevelopment Auth Lease Rev (University Wisconsin — Kenilworth Project) VRDN 3.77% due 09/01/2040 (a)	10,000,000
	Milwaukee, Wisconsin Redevelopment Auth Rev VRDN:
17,255,000	(Cathedral Place Package Facilities Project) 3.85% due 05/01/2025 (a)	17,255,000
3,575,000	(Wisconsin Humane Society Inc. Project) 3.95% due 03/01/2019 (a)	3,575,000
14,965,000	Milwaukee, Wisconsin Redevelopment Auth Rev (YMCA — Milwaukee Project) DDN 3.87% due 07/01/2034 (a)	14,965,000
4,950,000	Northland Pines School District Wisconsin TRAN 4.25% due 10/12/2006	4,976,973
2,305,000	Sturtevant, Wisconsin IDR (Andis Co. Project — Series A) VRDN 3.88% due 12/01/2016 (a)	2,305,000
2,900,000	Wauwatosa, Wisconsin Housing Auth Rev (Hart Park Square Project) VRDN 3.92% due 03/01/2034 (a)	2,900,000
12,745,000	West Allis, Wisconsin Rev (State Fair Park Exposition) VRDN 3.85% due 08/01/2028 (a)	12,745,000
	Wisconsin State GO ECN CP:
21,560,000	(Series 2000-B) 3.25% due 05/04/2006	21,560,000
15,630,000	(Series 2000-B) 3.63% due 05/18/2006	15,630,000
17,325,000	(Series 2000-B) 3.55% due 05/23/2006	17,325,000
28,390,000	(Series 2000-C) 3.25% due 05/04/2006	28,390,000
15,591,000	(Series 2000-C) 3.55% due 05/22/2006	15,591,000
17,300,000	(Series 2002-A) 3.47% due 06/01/2006	17,300,000
16,700,000	(Series 2004-A) 3.27% due 05/03/2006	16,700,000
25,300,000	(Series 2004-A) 3.24% due 05/05/2006	25,300,000
1,675,000	(Series 2004-A) 3.25% due 05/05/2006	1,675,000
33,750,000	(Series 2004-A) 3.43% due 05/22/2006	33,750,000
10,955,000	(Series 2006-A) 3.29% due 05/08/2006	10,955,000
25,000,000	(Series 2006-A) 3.30% due 05/08/2006	25,000,000
10,950,000	(Series 2006-A) 3.63% due 05/23/2006	10,950,000
	Wisconsin State Health & Educational Facilities Auth Rev DDN:
21,120,000	(Gundersen Lutheran — Series A) 3.82% due 12/01/2015 (a)	21,120,000
30,645,000	(Gundersen Lutheran — Series B) 3.82% due 12/01/2029 (a)	30,645,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	55

Master Institutional Tax-Exempt Fund
Schedule of Investments (concluded)

Face Amount	Issue	Value (Note 1a)

Wisconsin — (concluded)
$18,170,000	(Lutheran College Project) 3.87% due 06/01/2033 (a)	$18,170,000
8,040,000	(Prohealth Inc. — Series B) 3.82% due 08/15/2030 (a)	8,040,000
1,930,000	(Riverview Hospital Assn) 3.87% due 10/01/2030 (a)	1,930,000
	Wisconsin State Health & Educational Facilities Auth Rev VRDN:
6,500,000	(Attic Angel Obligated) 3.83% due 11/01/2028 (a)	6,500,000
1,750,000	(Hospicecare Holdings Inc.) 3.80% due 05/01/2030 (a)	1,750,000
7,000,000	(Lutheran College Project) 3.87% due 09/01/2031 (a)	7,000,000
11,500,000	(Marshfield — Series B) 3.83% due 01/15/2036 (a)	11,500,000
18,450,000	(Meriter Hospital Inc. Project) 3.87% due 12/01/2032 (a)	18,450,000
12,000,000	(Oakwood Village) 3.82% due 03/01/2035 (a)	12,000,000
6,075,000	(St. John’s Community) 3.84% due 10/01/2022 (a)	6,075,000
	Wisconsin State Petroleum Inspection Fee Rev Bonds CP:
46,000,000	3.27% due 05/03/2006	46,000,000
16,300,000	3.24% due 05/05/2006	16,300,000
50,000,000	3.45% due 05/22/2006	50,000,000
30,000,000	3.40% due 06/01/2006	30,000,000
	Wisconsin State VRDN:
8,960,000	(Putters — Series 531) 3.84% due 11/01/2012 (a)(b)	8,960,000
6,735,000	(Putters — Series 1268) 3.84% due 05/01/2020 (a)(b)	6,735,000
Wyoming — 0.2%
	Laramine County, Wyoming IDR (Cheyenne Light Fuel & Power Co.) VRDN:
5,000,000	(Series 97-A) 3.94% due 03/01/2027 (a)	5,000,000
3,500,000	(Series 97-B) 3.94% due 09/01/2021 (a)	3,500,000
19,290,000	Uinta County, Wyoming PCR (Chevron) DDN 3.80% due 08/15/2020 (a)	19,290,000
Total Investments (Cost $14,495,841,567) — 103.1%		14,495,841,567
Liabilities in Excess of Other Assets — (3.1%)		(432,364,103)
Net Assets		$14,063,477,464

(a)	The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 2006. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $4,561,343,314 or 32.4% of net assets.

Note — Cost for federal income tax purposes is $14,495,841,567.

Portfolio Abbreviations for Master Institutional
Tax-Exempt Fund

Assn	Association
Auth	Authority
BAN	Bond Anticipation Notes
Bldg	Building
CP	Commercial Paper
DDN	Daily Demand Notes
ECN	Extendable Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EDF	Economic Development Financing
FXRDN	Fixed Rate Demand Notes
GO	General Obligation
IBR	Industrial Building Revenue
IDC	Industrial Development Corporation
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDR	Industrial Development Revenue
IFA	Industrial Finance Agency
IFC	Industrial Facilities Corporation
M/F	Multi-Family
Merlots	Municipal Extendible Receipts Liquidity Option Tender Securities
Muni	Municipal
PCR	Pollution Control Revenue
Putters	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
Rcpts	Receipts
Rev	Revenue
ROCS	Reset Option Certificates
S/F	Single Family
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

56	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Tax-Exempt Fund
Statement of Assets and Liabilities

April 30, 2006

Assets:
Total investments, at amortized cost and value (Note 1a)	$14,495,841,567
Cash	7,097,920
Interest receivable	87,508,547
Receivable for investments sold	40,661,802
Total assets	14,631,109,836
Liabilities:
Advisory fee payable (Note 2)	622,597
Payable for investments purchased	566,942,837
Accrued expenses	66,938
Total liabilities	567,632,372
Net Assets applicable to investors’ interests	$14,063,477,464
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals	$14,063,477,464

Master Institutional Tax-Exempt Fund
Statement of Operations

For the Year Ended April 30, 2006

Investment Income:
Interest and discount earned	$428,064,126
Expenses:
Investment advisory fee (Note 2)	7,451,137
Accounting and custodian services	315,199
Dividend and transfer agency fee	60,000
Total expense	7,826,336
Net investment income	420,237,790
Net realized gain from investment transactions	105,454
Net Increase in Net Assets Resulting From Operations	$420,343,244

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	57

Master Institutional Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2006	2005
Increase in Net Assets:

Operations:
Net investment income	$420,237,790	$198,953,488
Net realized gain (loss) from investment transactions	105,454	(143,919)
Net increase in net assets resulting from operations	420,343,244	198,809,569

Capital Transactions:
Contributions from feeders	16,789,526,446	14,973,896,385
Withdrawals from feeders	(15,768,055,918)	(13,576,470,785)
Net increase in net assets from capital transactions	1,021,470,528	1,397,425,600
Net increase in net assets	1,441,813,772	1,596,235,169

Net Assets:
Beginning of year	12,621,663,692	11,025,428,523
End of year	$14,063,477,464	$12,621,663,692

Master Institutional Tax-Exempt Fund
Supplementary Data

	Year Ended April 30,
	2006	2005	2004	2003	For the Period January 14, 2002* to April 30, 2002
Ratio of expenses to average net assets	.05%	.05%	.05%	.05%	.05	%(1)
Ratio of net investment income to average net assets	2.82%	1.56%	1.01%	1.36%	1.47	%(1)
Net Assets, end of period (000)	$14,063,477	$12,621,664	$11,025,429	$8,187,221	$4,474,011

(1)	On an annualized basis.

*	Commencement of Operations.

See Notes to Financial Statements.

58	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Master Institutional Money Market Trust
Notes to Financial Statements

1. Significant Accounting Policies

Master Institutional Money Market Trust (the “Master Trust”) is organized as a business trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund, (collectively, the “Master Funds“).

The Master Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Master Trust in conformity with accounting principles generally accepted in the United States of America.

(a) The value of the Master Premier Institutional and Master Institutional Funds’ portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the “Trustees”) of the Master Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management, L.P. (“FAM”) under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days of less are valued by use of the amortized cost method. Master Institutional Tax-Exempt portfolio securities are carried at amortized cost which approximates market value.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

The general partner of FAM is Princeton Services, Inc. (“PSI”), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”), which is the limited partner.

(b) The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal of state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds’ investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

(c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

(d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustments for amortization of premium or accretion of discount) is recorded as earned.

(e) Repurchase agreements — The Master Premier Institutional Fund and the Master Institutional Fund (the Funds“) invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System of primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

(f) Securities lending — The Master Premier Institutional Fund and Master Institutional Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund on the next business day. Where the Funds receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Fees and Other Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”), manages each Master Fund’s investments under the overall supervision of The Board of Trustees of The Master Trust. Each Master Fund pays FAM a fee at the annual rate of 0.05% of average daily net assets.

The Funds have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a subsidiary of ML&Co., or its affiliates. As of April 30, 2006, the Master Premier Institutional Fund and the Master Institutional Fund did not have any securities on loan to MLPF&S or its affiliates. Pursuant to that order, the Funds

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006	59

Master Institutional Money Market Trust
Notes to Financial Statements (concluded)

have also retained Merrill Lynch Investment Managers, LLC (“MLIM, LLC”), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or it affiliates. For the year ended April 30, 2006, MLIM, LLC received $42,379 in securities lending agent fees from the Master Premier Institutional Fund.

All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced that they have reached an agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch International Limited), and BlackRock to create a new independent company that will be one of the world’s largest asset management firms with nearly $1 trillion in assets under management. Merrill Lynch will hold a 49.8% stake and will have a 45% voting interest in the combined company. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The combined company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of both Merrill Lynch and BlackRock and is expected to close in the third quarter of 2006.

60	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2006

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Master Institutional Money Market Trust:

We have audited the accompanying statements of assets and liabilities of Master Institutional Money Market Trust (the “Master Trust”), consisting of Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund (the “Master Funds”), each a separate series of the Master Trust, including the schedules of investments, as of April 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period January 14, 2002 (commencement of operations) to April 30, 2002. These financial statements are the responsibility of the Master Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Master Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the respective Master Funds of Master Institutional Money Market Trust as of April 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended and for the period January 14, 2002 (commencement of operations) to April 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
June 22, 2006

61

TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS

Name, Address & Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Interested Trustee
Robert C. Doll, Jr.* P.O. Box 9011 Princeton, NJ 08543-9011 Age: 51	President and Trustee	2005 to present
President of MLIM/FAM-advised funds since 2005; President of MLIM and FAM since 2001; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice President from 1999 to 2001; President and Director of Princeton Services, Inc. (Princeton Services) since 2001; President of Princeton Administrators, L.P. (Princeton Administrators) since 2001; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.
None
*  Mr. Doll is director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment advisor. Mr. Doll is an “interested person”, as described in the Investment Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton Administrators. The Director’s term is unlimited. Directors serve until their resignation, removal or death, or until December 31 or the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Directors.

Name, Address & Age	Position(s) Held with Fund	Length of Time Served**	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Independent Trustees
David O. Beim*** P.O. Box 9095 Princeton, NJ 08543-9095 Age: 65	Trustee	4 years
Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound U.S.A. from 1997 to 2001; Chairman of Wave Hill, Inc. since 1990; Trustee of Phillips Exeter Academy since 2002.
None
James T. Flynn P.O. Box 9095 Princeton, NJ 08543-9095 Age: 66	Trustee	11 years	Chief Financial Officer of J.P. Morgan & Co., Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.	None
W. Carl Kester P.O. Box 9095 Princeton, NJ 08543-9095 Age: 54	Trustee	11 years
Mizuho Financial Group Professor of Finance; Senior Associate Dean and Chairman of the MBA Program of Harvard University Graduate School of Business Administration since 1999; member of the Faculty of Harvard Business School since 1981; Independent Consultant since 1978.
None
Karen P. Robards† P.O. Box 9095 Princeton, NJ 08543-9095 Age: 56	Trustee	4 years
President of Robards & Company, a financial advisory firm since 1987; formerly an investment banker with Morgan Stanley for more than ten years; Director of Enable Medical Corp. since 1996; Director of AtriCure, Inc. since 2000; Director of CineMuse Inc. from 1996 to 2000; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.
None
**     Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns
         72, or until his or her death, resignation, or removal as provided in the Fund’s by-laws or charter or by statute.

*** Chairman of Audit Committee.
† Chairman of the Board

62

TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS — Continued

Fund Officers* and Portfolio Managers
Barry F.X. Smith Senior Vice President
John Ng Vice President & Portfolio Manager
Kevin Schiatta Vice President & Portfolio Manager
P. Michael Walsh Vice President & Portfolio Manager
William M. Breen Treasurer
Donald C. Burke Vice President
Jeffrey Hiller Chief Compliance Officer
Alice A. Pellegrino Secretary
* Officers of the Trust serve at the pleasure of the Board of Trustees.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-225-1576.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

63

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center — 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.

#46623

Item 2 –	Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

The registrant’s board of directors has determined that David O. Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 12 years.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 –	Principal Accountant Fees and Services

(a)	Audit Fees

Merrill Lynch Treasury Fund	Fiscal Year Ending April 30, 2006 - $26,700 Fiscal Year Ending April 30, 2005 - $26,400

Merrill Lynch Government Fund	Fiscal Year Ending April 30, 2006 - $34,900 Fiscal Year Ending April 30, 2005 - $34,600

Master Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2006 - $37,400 Fiscal Year Ending April 30, 2005 - $37,000

Merrill Lynch Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2006 - $7,600 Fiscal Year Ending April 30, 2005 - $7,500

Master Institutional Fund	Fiscal Year Ending April 30, 2006 - $38,500 Fiscal Year Ending April 30, 2005 - $38,000

Merrill Lynch Institutional Fund	Fiscal Year Ending April 30, 2006 - $7,600 Fiscal Year Ending April 30, 2005 - $7,500

Master Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $63,600 Fiscal Year Ending April 30, 2005 - $63,000

Merrill Lynch Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $7,600 Fiscal Year Ending April 30, 2005 - $7,500

(b)	Audit-Related Fees

Merrill Lynch Treasury Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Merrill Lynch Government Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Master Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Merrill Lynch Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Master Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Merrill Lynch Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Master Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Master Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Merrill Lynch Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

(c)	Tax Fees

Merrill Lynch Treasury Fund	Fiscal Year Ending April 30, 2006 - $4,800 Fiscal Year Ending April 30, 2005 - $4,250

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Government Fund	Fiscal Year Ending April 30, 2006 - $4,800 Fiscal Year Ending April 30, 2005 - $4,250

The nature of the services include tax compliance, tax advice and tax planning.

Master Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2006 - $5,500 Fiscal Year Ending April 30, 2005 - $1,100

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2006 - $5,300 Fiscal Year Ending April 30, 2005 - $4,250

The nature of the services include tax compliance, tax advice and tax planning.

Master Institutional Fund	Fiscal Year Ending April 30, 2006 - $5,500 Fiscal Year Ending April 30, 2005 - $1,100

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Institutional Fund	Fiscal Year Ending April 30, 2006 - $4,800 Fiscal Year Ending April 30, 2005 - $4,250

The nature of the services include tax compliance, tax advice and tax planning.

Master Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $5,500 Fiscal Year Ending April 30, 2005 - $1,100

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $4,800 Fiscal Year Ending April 30, 2005 - $4,250

The nature of the services include tax compliance, tax advice and tax planning.

(d)	All Other Fees

Merrill Lynch Treasury Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Merrill Lynch Government Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Master Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Merrill Lynch Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Master Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Merrill Lynch Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Master Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

Merrill Lynch Premier Institutional Fund	Fiscal Year Ending April 30, 2006 - $0 Fiscal Year Ending April 30, 2005 - $0

(e)(1) The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) 0%

(f) Not Applicable

(g)	Fiscal Year Ending April 30, 2006 – $3,439,633 Fiscal Year Ending April 30, 2005 – $9,780,582

(h)  The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $1,227,000, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Schedule of Investments – Not Applicable

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – Not Applicable

Item 11 –	Controls and Procedures

Item 11(a) –	The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

By:	/s/ Robert C. Doll, Jr. Robert C. Doll, Jr., Chief Executive Officer of Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert C. Doll, Jr. Robert C. Doll, Jr., Chief Executive Officer of Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

Date: June 22, 2006

By:	/s/ William M. Breen William M. Breen, Chief Financial Officer of Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

Date: June 22, 2006